UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: August 31, 2022

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

February 28, 2022

SEMI-ANNUAL REPORT

SEI Tax Exempt Trust

❯	Intermediate-Term Municipal Fund

❯	Short Duration Municipal Fund

❯	California Municipal Bond Fund

❯	Massachusetts Municipal Bond Fund

❯	New Jersey Municipal Bond Fund

❯	New York Municipal Bond Fund

❯	Pennsylvania Municipal Bond Fund

❯	Tax-Advantaged Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	102
Statements of Operations	104
Statements of Changes in Net Assets	106
Financial Highlights	109
Notes to Financial Statements	112
Disclosure of Fund Expenses	124

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.4%
Alabama — 1.8%
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 09/01/2027 (A)	$2,000	$2,375
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	1,000	1,141
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	236
5.000%, 07/01/2024	325	352
5.000%, 07/01/2028	1,075	1,279
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2027 (A)	3,265	3,798
Black Belt, Energy Gas District, RB
Callable 09/01/2031 @ 101
4.000%, 06/01/2051 (B)	5,570	6,428
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,767
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (B)	5,000	5,376
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,847
5.000%, 09/01/2031	3,140	3,794
5.000%, 09/01/2034	2,000	2,485
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (B)	5,000	5,221

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	$645	$762

		39,861

Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,745
Northern Alaska, Tobacco Securitization, Ser A, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2036	615	687

		2,432

Arizona — 2.9%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	3,000	3,332
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,425
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,541
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (C)	1,805	2,088
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103
7.750%, 07/01/2050 (C)	3,560	4,163
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
Callable 02/01/2030 @ 100
4.000%, 02/01/2050	460	502
Arizona State, Industrial Development Authority, RB
Callable 11/01/2031 @ 100
4.000%, 11/01/2036	4,570	5,138
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,364	3,593
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
2.700%, 12/01/2037 (B)	4,000	4,086

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Coconino County, Pollution Control, Nevada Power Company, Ser B, RB
1.650%, 03/01/2039 (B)	$2,000	$2,012
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2041	1,000	1,101
Maricopa County, Industrial Development Authority, AMT, RB
Callable 01/01/2026 @ 104
4.000%, 10/15/2047 (C)	305	316
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,593
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (C)	1,560	1,416
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,587
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	666
5.000%, 07/01/2029	250	277
5.000%, 07/01/2030	500	555
5.000%, 07/01/2032	1,095	1,213
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	3,100	3,671
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	407
5.000%, 07/01/2032	115	132
5.000%, 07/01/2033	355	406
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (C)	870	881

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	$1,330	$1,451
5.250%, 12/01/2026	4,510	5,159
5.000%, 12/01/2032	2,500	3,052
5.000%, 12/01/2037	1,000	1,273
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	383
4.000%, 12/01/2028	365	395
4.000%, 12/01/2029	385	417
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (C)	900	953
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (C)	1,200	1,279
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,055

		65,518

Arkansas — 0.5%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Pre-Refunded @ 100
5.000%, 11/01/2024 (A)	2,610	2,864
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,686
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,535	1,686
Fort Smith, Water & Sewer Revenue, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2035	1,500	1,795

		8,031

California — 7.5%
Bay Area, Toll Authority, RB
Callable 04/01/2026 @ 100
0.500%, 04/01/2056 (B)	1,115	1,115
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	200	219

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
Callable 05/01/2031 @ 101
4.000%, 02/01/2052 (B)	$4,600	$5,241
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (A)	1,910	2,105
California State, Enterprise Development Authority, M@College Project, Ser A, RB
Callable 08/01/2030 @ 100
5.000%, 08/01/2045	370	428
California State, GO
5.000%, 10/01/2024	2,000	2,189
5.000%, 08/01/2026	3,880	4,466
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,531
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	2,800
California State, GO
Callable 11/01/2025 @ 100
4.000%, 11/01/2041	360	389
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,000	3,457
5.000%, 09/01/2029	1,500	1,728
5.000%, 09/01/2030	3,395	3,909
California State, GO
Callable 10/01/2031 @ 100
5.000%, 10/01/2037	2,190	2,796
California State, Health Facilities Financing Authority, Cedars-Sinai Health System, RB
Callable 08/15/2031 @ 100
4.000%, 08/15/2040	620	708
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,211
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Sub-Ser PERMANENTE-SUBSER, RB
5.000%, 11/01/2047	2,340	3,247
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,264

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	$2,000	$2,352
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,964	3,166
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,119
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
Callable 05/15/2031 @ 100
4.000%, 05/15/2034	1,170	1,302
California State, Public Finance Authority, Enso Village Project, RB
Callable 05/15/2023 @ 100
2.375%, 11/15/2028 (C)	355	355
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,039
California State, Public Works Board, Riverside Campus Project, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,158
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,069
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	5,612
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	310	323
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,008
California State, Various Purpose, GO
5.000%, 04/01/2032	1,970	2,549
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	2,874
5.000%, 08/01/2030	6,500	7,467
5.000%, 08/01/2035	3,000	3,437

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Various Purpose, GO
Callable 04/01/2029 @ 100
5.000%, 04/01/2033	$7,900	$9,614
California State, Various Purpose, GO
Callable 04/01/2031 @ 100
4.000%, 10/01/2041	2,000	2,286
Cathedral, Redevelopment Agency, Successor Agency, Sub-Ser, TA
4.000%, 08/01/2023	215	223
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
Callable 08/01/2030 @ 100
4.000%, 08/01/2033	750	852
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	228
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (A)	915	960
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	3,000	3,345
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (D)	1,450	1,659
5.000%, 06/01/2027 (D)	2,875	3,373
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (A)	4,960	5,950
Golden State, Tobacco Securitization, Sub-Ser B-2, RB
Callable 12/01/2031 @ 28
0.000%, 06/01/2066 (E)	6,375	950
Inland Empire, Tobacco Securitization, Ser E, RB
Callable 03/18/2022 @ 7
0.000%, 06/01/2057 (C)(E)	77,400	5,129
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,376
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	919
5.000%, 05/15/2032	500	547

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	$1,500	$1,761
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2032 @ 100
4.000%, 05/15/2037	500	564
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,670
Los Angeles, Department of Water & Power, Power System Project, Sub-Ser B3, RB
Callable 04/01/2022 @ 100
0.020%, 07/01/2034 (B)	3,000	3,000
Northern California, Tobacco Securitization Authority, RB
Callable 12/01/2030 @ 100
4.000%, 06/01/2049	2,000	2,135
Riverside County, Transportation Commission, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2038	1,000	1,126
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	591
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	1,000	1,179
Sacramento, Water Revenue, RB
Pre-Refunded @ 100
5.000%, 09/01/2023 (A)	1,395	1,478
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	377
San Francisco City & County, Airport Commission San Francisco International Airport, Ser B, RB
Callable 05/01/2031 @ 100
5.000%, 05/01/2035	3,000	3,724
5.000%, 05/01/2036	2,320	2,877
San Francisco City & County, Ser D-1, GO
Callable 06/15/2028 @ 100
4.000%, 06/15/2039	1,580	1,782
4.000%, 06/15/2040	1,640	1,845
San Joaquin Hills, Transportation Corridor Agency, RB
Callable 01/15/2032 @ 100
5.000%, 01/15/2033	815	1,013

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Pre-Refunded @ 100
5.000%, 01/15/2025 (A)	$1,165	$1,287
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	5,573
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,750	2,003
5.000%, 09/01/2031	1,815	2,074

		164,103

Colorado — 3.2%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	396
5.000%, 06/15/2031	500	566
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2049 (B)	2,500	2,877
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
Callable 11/15/2031 @ 100
4.000%, 11/15/2050	5,000	5,637
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,500	1,770
5.000%, 08/01/2037	2,000	2,353
5.000%, 08/01/2038	1,000	1,175
4.000%, 08/01/2037	1,500	1,650
4.000%, 08/01/2038	1,250	1,372
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
Callable 12/01/2027 @ 103
4.000%, 12/01/2040	205	228
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	3,074
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (B)	6,425	7,392
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
Callable 11/01/2028 @ 100
3.875%, 05/01/2050	1,065	1,129

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2030	$1,250	$1,442
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,151
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	10,659
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 12/01/2028 @ 100
5.000%, 12/01/2031	2,000	2,346
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,127
5.250%, 11/15/2032	1,010	1,070
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2030	1,465	1,656
Denver City & County, Convention Center Expansion Project, Ser A, COP
Callable 06/01/2026 @ 100
5.000%, 06/01/2032	1,360	1,536
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	1,900	2,106
Denver, Convention Center Hotel Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2029	400	449
5.000%, 12/01/2031	855	956
5.000%, 12/01/2032	1,200	1,341
5.000%, 12/01/2034	1,000	1,115
5.000%, 12/01/2035	800	891
5.000%, 12/01/2036	600	667
Dominion, Water & Sanitation District, RB
Callable 04/04/2022 @ 102
5.250%, 12/01/2027	585	598
E-470, Public Highway Authority, Ser B, RB
Callable 06/01/2024 @ 100
0.384%, 09/01/2039 (B)	610	609
Park Creek, Metropolitan District, Ser A, RB, AGM
Callable 12/01/2029 @ 100
4.000%, 12/01/2032	1,000	1,152

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	$600	$709
4.000%, 07/15/2033	1,000	1,147
Regional Transportation District, Eagle P3 Project, RB
Callable 01/15/2031 @ 100
5.000%, 07/15/2031	1,200	1,460
5.000%, 07/15/2032	2,310	2,801
4.000%, 07/15/2038	700	779
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (B)	270	273
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
Callable 12/15/2024 @ 103
5.000%, 12/15/2026	220	247

		68,906

Connecticut — 1.3%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
Callable 12/01/2026 @ 102
5.000%, 12/01/2036	1,230	1,406
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,033
5.000%, 07/01/2036	700	802
Connecticut State, Health & Educational Facilities Authority, University of Hartford Project, RB
5.000%, 07/01/2026	255	284
Connecticut State, Health & Educational Facilities Authority, Univesrity of Hartford Project, RB
5.000%, 07/01/2025	390	426
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (B)	1,420	1,395
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	4,500	4,783
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,821
Connecticut State, Ser E, GO
Callable 09/15/2028 @ 100
5.000%, 09/15/2029	5,000	6,019

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Special Tax Obligation, Transportation Infrastructure, RB
Callable 05/01/2030 @ 100
5.000%, 05/01/2031	$1,000	$1,242
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,710
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,178
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2030	2,000	2,402
Connecticut State, Special Tax Revenue State, Ser A, RB
Callable 05/01/2031 @ 100
4.000%, 05/01/2036	1,300	1,496

		28,997

District of Columbia — 1.0%
District of Columbia, Ser D, GO
Callable 12/01/2026 @ 100
5.000%, 06/01/2033	2,500	2,890
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,312
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	4,500	5,239
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	2,705	2,854
Metropolitan Washington, Airports Authority, Sub-Ser, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	1,000	1,104
4.000%, 10/01/2036	1,500	1,654
4.000%, 10/01/2038	1,000	1,098
Washington Metropolitan, Transit Authority, Ser A, RB
Callable 07/15/2031 @ 100
4.000%, 07/15/2039	3,000	3,450

		20,601

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 6.4%
Alachua County, Celebration Pointe, Community Development District No. 1, SAB
4.750%, 05/01/2024	$200	$210
Alachua County, Health Facilities Authority, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2037 (B)	4,000	4,512
Alachua County, Health Facilities Authority, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2030	1,500	1,838
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,497
5.000%, 10/01/2035	2,000	2,303
Broward County, Airport System Revenue, GO
5.000%, 07/01/2027	2,885	3,413
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,193
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	1,000	1,206
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	5,982
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	417
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,470
Central Florida, Expressway Authority, RB, AGM
5.000%, 07/01/2027	2,900	3,419
Central Florida, Expressway Authority, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2034	770	901
Central Florida, Expressway Authority, Ser D, RB, AGM
Callable 07/01/2031 @ 100
5.000%, 07/01/2035	1,500	1,885
Escambia County, Health Facilities Authority, RB
Callable 02/15/2030 @ 100
4.000%, 08/15/2050	2,540	2,707

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
Callable 12/01/2028 @ 100
5.250%, 12/01/2043 (C)	$3,000	$3,349
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	15,000	16,486
Florida State, Department of Transportation, Right of Way Project, GO
Callable 07/01/2028 @ 100
4.000%, 07/01/2033	5,000	5,689
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 04/04/2022 @ 103
6.750%, 12/01/2056 (B)(C)	1,520	1,486
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 01/01/2024 @ 107
7.375%, 01/01/2049 (C)	2,825	3,040
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	322
5.000%, 04/01/2027	325	375
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 04/04/2022 @ 103
6.500%, 01/01/2049 (B)(C)	1,000	1,009
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,458
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,120
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,618
Florida State, Sunshine Skyway Bridge, Ser A, RB
Callable 07/01/2029 @ 100
4.000%, 07/01/2033	2,930	3,308
Florida State, Village Community Development District No. 13, SAB
1.800%, 05/01/2026	545	534

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Greater Orlando, Aviation Authority, Ser A, AMT, RB
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	$1,500	$1,790
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,172
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,660
JEA Electric System Revenue, Ser Three, RB
Callable 04/01/2030 @ 100
5.000%, 10/01/2035	3,000	3,687
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ –
5.000%, 0 (A)	970	1,029
JEA Water & Sewer System Revenue, Ser A, RB
Callable 04/01/2030 @ 100
5.000%, 10/01/2035	1,000	1,238
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,761
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	1,906
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,665
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	430	472
5.000%, 04/01/2031	910	997
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	7,723
Miami-Dade County, Seaport Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 10/01/2023 (A)	1,330	1,423
Miami-Dade County, Water & Sewer System Revenue, RB
Callable 04/01/2031 @ 100
4.000%, 10/01/2034	1,750	2,030
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	338

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Orange County, Convention Center, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2026	$755	$847
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,729
Orlando, Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,095
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (E)	125	115
0.000%, 10/01/2026 (E)	275	247
0.000%, 10/01/2027 (E)	360	313
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	5,850	6,651
Palm Beach County, Health Facilities Authority, Toby & Leon Cooperman, RB
2.625%, 06/01/2025	1,075	1,071
Pompano Beach, RB
1.450%, 01/01/2027	450	426
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,726
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
Callable 12/15/2027 @ 103
4.000%, 12/15/2046	305	309
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 05/15/2022 @ 100
3.750%, 11/15/2025	835	835
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
Callable 11/15/2026 @ 103
5.250%, 11/15/2039	3,660	3,881
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,511
Tampa, Cigarette Tax Allocation, Ser A, RB
Callable 09/01/2030 @ 80
0.000%, 09/01/2036 (E)	305	192
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	863

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
Callable 10/15/2029 @ 100
4.000%, 10/15/2035	$270	$299
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
Callable 10/01/2031 @ 100
5.000%, 10/01/2035	550	683

		139,431

Georgia — 2.3%
Appling County, Development Authority, Oglethorpe Power Corp. Hatch Project, RB
1.500%, 01/01/2038 (B)	300	299
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (A)	5,010	5,577
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.250%, 11/01/2023 (A)	1,000	1,069
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
1.550%, 12/01/2049 (B)	2,750	2,760
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
1.500%, 01/01/2040 (B)	785	782
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2024	1,075	1,165
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,151
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
Callable 01/01/2031 @ 100
4.000%, 01/01/2054	1,500	1,530
Georgia State, Main Street Natural Gas, Ser A, RB
Callable 06/01/2027 @ 101
4.000%, 07/01/2052 (B)	1,205	1,329
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,297
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
0.904%, 04/01/2048 (B)	1,865	1,866

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser C, RB
Callable 06/01/2026 @ 100
4.000%, 03/01/2050 (B)	$6,640	$7,211
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (B)	4,000	4,174
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	836
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2032	1,025	1,207
5.000%, 01/01/2035	1,500	1,752
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
Callable 01/01/2030 @ 100
4.000%, 01/01/2038	585	654
4.000%, 01/01/2041	170	189
4.000%, 01/01/2046	500	552
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,705
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	555	591
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,373
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,784
5.000%, 07/01/2027	1,390	1,502
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
1.000%, 07/01/2049 (B)	730	707

		51,062

Hawaii — 0.5%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	3,000	3,496
Hawaii State, Ser FW, GO
Callable 01/01/2029 @ 100
4.000%, 01/01/2034	2,000	2,270
4.000%, 01/01/2037	4,500	5,094

		10,860

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Idaho — 0.2%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	$430	$447
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
5.000%, 03/01/2030	500	613
5.000%, 03/01/2031	320	399
5.000%, 03/01/2032	500	632
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
Callable 03/01/2032 @ 100
4.000%, 03/01/2033	575	663
3.000%, 03/01/2051	1,200	1,166
Idaho State, Housing & Finance Association, Anser of Idaho Inc Project, Ser OF, RB
Callable 05/01/2031 @ 100
3.000%, 05/01/2041	1,500	1,465
Idaho State, Housing & Finance Association, Garvee, Ser A, RB
5.000%, 07/15/2029	835	1,023

		6,408

Illinois — 9.8%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (E)	325	310
Chicago, Airport Authority, O'Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,069
Chicago, Airport Authority, O'Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,437
Chicago, Airport Authority, O'Hare International Airport, Ser A, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2038	1,500	1,735
Chicago, Airport Authority, O'Hare International Airport, Ser A, AMT, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2036	1,290	1,494
Chicago, Airport Authority, O'Hare International Airport, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2032	750	907
Chicago, Airport Authority, O'Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,357
5.000%, 01/01/2032	5,840	6,344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O'Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	$3,500	$3,919
Chicago, Airport Authority, O'Hare International Airport, Ser B, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2031	740	899
Chicago, Airport Authority, O'Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,747
Chicago, Airport Authority, O'Hare International Airport, Ser E, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2032	510	617
Chicago, Board of Education, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	557
5.000%, 04/01/2034	620	692
5.000%, 04/01/2036	445	494
5.000%, 04/01/2037	725	804
Chicago, Board of Education, Ser A, GO
Callable 12/01/2030 @ 100
5.000%, 12/01/2034	1,435	1,658
Chicago, Board of Education, Ser A, GO
Callable 12/01/2031 @ 100
4.000%, 12/01/2047	530	552
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	740
5.000%, 12/01/2028	100	115
Chicago, Board of Education, Ser D, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2031	2,840	3,185
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	640	716
Chicago, Midway International Airport, Ser A, AMT, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2028	2,970	3,144
Chicago, Motor Fuel Tax Revenue, RB
5.000%, 01/01/2024 (D)	1,000	1,068
Chicago, Ser A, GO
5.000%, 01/01/2023	355	366
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,289
Chicago, Ser A, GO
Callable 01/01/2029 @ 100
5.500%, 01/01/2035	3,020	3,545
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,249

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Transit Authority, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	$1,500	$1,710
Chicago, Transit Authority, Ser A, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2045	550	656
4.000%, 12/01/2050	2,000	2,216
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,093
Chicago, Waterworks Revenue, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2027	2,360	2,731
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,083
5.000%, 11/01/2034	1,500	1,621
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
Callable 11/01/2027 @ 100
5.000%, 11/01/2035	5,000	5,866
Cook County, Ser A, GO
Callable 11/15/2030 @ 100
5.000%, 11/15/2033	450	548
Cook County, Ser B, GO
4.000%, 11/15/2026	730	807
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,702
Cook County, Tax Revenue Authority, Ser A, RB
Callable 11/15/2030 @ 100
5.000%, 11/15/2031	560	691
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (A)	3,310	3,631
Illinois State, Finance Authority, Advocate Health Care Project, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (A)	5,550	5,818
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,686
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,094
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2050 (B)	605	650

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Illinois Institute of Technology, RB
5.000%, 09/01/2022	$175	$178
Illinois State, Finance Authority, Northwestern University, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2026	2,500	2,817
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,055
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	1,050	1,151
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,191
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	553
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	295
5.000%, 02/15/2030	390	437
5.000%, 02/15/2032	265	296
Illinois State, GO
5.500%, 05/01/2030	3,750	4,527
5.375%, 05/01/2023	165	173
Illinois State, GO
Callable 04/04/2022 @ 100
5.000%, 03/01/2036	1,215	1,218
Illinois State, GO
Callable 02/01/2024 @ 100
5.250%, 02/01/2030	3,350	3,571
5.250%, 02/01/2032	935	995
5.250%, 02/01/2033	735	782
Illinois State, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,311
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,559
Illinois State, Rebuild Illinois Program, Ser B, GO
Callable 11/01/2029 @ 100
4.000%, 11/01/2035	2,800	3,009

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	$3,000	$3,304
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,919
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,272
5.500%, 07/01/2023	2,095	2,218
Illinois State, Ser A, GO
5.000%, 03/01/2029	895	1,051
Illinois State, Ser A, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	780	879
Illinois State, Ser A, GO
Callable 03/01/2031 @ 100
5.000%, 03/01/2034	3,000	3,548
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	5,436
Illinois State, Ser B, GO
Callable 10/01/2030 @ 100
5.000%, 10/01/2031	810	963
4.000%, 10/01/2035	4,020	4,352
Illinois State, Ser C, GO
Callable 10/01/2030 @ 100
4.000%, 10/01/2037	215	232
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,060
5.000%, 11/01/2025	1,585	1,760
Illinois State, Ser D, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,000	1,145
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,812
Illinois State, Toll Highway Authority, RB
5.000%, 01/01/2029	1,315	1,592
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	3,035	3,130
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,238
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,334
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	935

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	$235	$258
5.000%, 02/01/2027	1,055	1,215
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,401
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,775
Metropolitan Chicago, Water Reclamation District, Ser C, GO
5.000%, 12/01/2024	640	703
Metropolitan Chicago, Water Reclamation District, Ser D, GO
5.000%, 12/01/2031	1,500	1,911
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	282
5.000%, 12/15/2032	255	288
5.000%, 12/15/2033	300	338
5.000%, 12/15/2034	400	450
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2031 @ 100
4.000%, 12/15/2042	9,395	9,979
Railsplitter, Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	6,821
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	407
5.000%, 01/01/2027	2,000	2,300
5.000%, 01/01/2028	380	445
5.000%, 01/01/2033	3,000	3,806
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,340
5.000%, 01/01/2037	1,000	1,153
Sales Tax Securitization, Ser A, RB
Callable 01/01/2030 @ 100
5.000%, 01/01/2036	3,750	4,493
Sales Tax Securitization, Ser A, RB, BAM
Callable 01/01/2030 @ 100
5.000%, 01/01/2037	200	241
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,337

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	$2,035	$2,177

		213,030

Indiana — 1.9%
Crown Point, Multi School Building, RB
5.000%, 01/15/2029	2,940	3,556
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	2,003
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	2,000	2,247
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,199
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
Callable 10/01/2031 @ 100
5.000%, 10/01/2032	5,025	6,407
4.000%, 10/01/2035	2,725	3,194
4.000%, 10/01/2036	1,485	1,737
Indiana State, Housing & Community Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 100
3.000%, 07/01/2051	335	347
Indiana State, Housing & Community Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 01/01/2031 @ 102
3.000%, 07/01/2052	790	823
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
Callable 07/01/2029 @ 100
3.250%, 07/01/2049	465	483
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2032	1,250	1,367
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	2,000	2,356
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	5,936

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	$3,400	$3,700
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (B)	5,000	5,437

		41,792

Iowa — 0.3%
Iowa State, Finance Authority, Single Family Mortgage-Backed Program, Ser B, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 100
3.000%, 07/01/2051	1,105	1,147
Iowa State, Student Loan Liquidity, Ser B, AMT, RB
5.000%, 12/01/2022	190	196
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2035	1,075	1,201
4.000%, 06/01/2038	300	333
4.000%, 06/01/2039	600	665
4.000%, 06/01/2040	300	332
PEFA, Gas Project Revenue, RB
Callable 06/01/2026 @ 101
5.000%, 09/01/2049 (B)	1,000	1,125

		4,999

Kansas — 0.4%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	3,918
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,036
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027 (F)	955	938

		8,892

Kentucky — 1.7%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (B)	15,280	15,978

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2026 @ 101
4.000%, 12/01/2050 (B)	$1,775	$1,919
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.000%, 01/01/2049 (B)	15,725	16,617
Louisville & Jefferson County, Metropolitan Government & Health System, RB
Callable 07/01/2026 @ 101
5.000%, 10/01/2047 (B)	1,175	1,345

		35,859

Louisiana — 1.2%
East Baton Rouge, Sewerage Commission, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2025 (A)	1,000	1,105
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (A)	3,500	3,800
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,438
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,260	1,477
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2036	1,550	1,856
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	3,000	3,267
5.000%, 01/01/2032	2,100	2,280
5.000%, 01/01/2033	2,100	2,279
New Orleans, Ernest N Morial Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,016
5.000%, 07/15/2027	1,750	1,777
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	601
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (B)	1,000	1,002
2.125%, 06/01/2037 (B)	2,750	2,764

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (B)	$590	$595

		27,257

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2035	195	226
4.000%, 07/01/2037	265	306

		532

Maryland — 1.4%
Maryland State, Community Development Administration, Ser C, RB
Callable 03/01/2029 @ 100
3.500%, 03/01/2050	475	498
Maryland State, Community Development Administration, Ser C, RB
Callable 09/01/2030 @ 100
3.000%, 09/01/2051	1,165	1,213
Maryland State, Department of Transportation, RB
Callable 10/01/2027 @ 100
4.000%, 10/01/2032	1,500	1,678
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,347
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,072
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	5,798
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,556
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	4,850	5,556
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (A)	1,625	1,785

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Prince George's County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	$2,880	$2,995

		28,498

Massachusetts — 2.6%
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2024	1,000	1,073
Massachusetts State, Development Finance Agency, Caregroup Project, Ser H-1, RB
5.000%, 07/01/2025	1,500	1,674
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (C)	120	131
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
Callable 03/02/2022 @ 100
0.800%, 07/01/2049 (B)(C)	550	550
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,355
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 07/01/2034	1,325	1,557
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	145	165
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,523
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2022	300	307
5.000%, 10/01/2023	300	317
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	1,000	1,080
5.000%, 07/01/2030	1,125	1,365
5.000%, 07/01/2031	1,500	1,840
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,740

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	$465	$532
5.000%, 07/01/2028	1,750	2,037
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,069
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	2,793
Massachusetts State, Housing Finance Agency, Ser 221, RB
Callable 06/01/2030 @ 100
3.000%, 12/01/2050	360	374
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,330	1,575
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,855	2,144
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,391
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,530
Massachusetts State, Ser A, GO
Callable 01/01/2029 @ 100
5.000%, 01/01/2035	5,500	6,628
Massachusetts State, Ser D, GO
Callable 05/01/2029 @ 100
4.000%, 05/01/2034	6,500	7,459
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2037	1,050	1,130
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	3,000	3,601
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,393

		57,333

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan — 1.9%
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	$3,665	$4,216
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,673
Imlay, Community Schools, Ser I, GO
5.000%, 05/01/2029	420	516
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,072
5.000%, 07/01/2023	2,500	2,630
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,085
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	2,839
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,481
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,034
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,000	2,330
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	225
0.400%, 10/15/2023	650	639
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
Callable 05/15/2030 @ 100
5.000%, 11/15/2047	345	412
Michigan State, Housing Development Authority, Ser B, RB
Callable 12/01/2028 @ 100
3.750%, 06/01/2050	235	248
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
Callable 12/31/2028 @ 100
5.000%, 12/31/2031	3,500	4,001
Utica, Community Schools, GO
5.000%, 05/01/2025	2,500	2,783

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	$1,300	$1,458
5.000%, 12/01/2031	1,800	2,016

		42,658

Minnesota — 0.5%
Apple Valley, Senior Living Project, RB
Callable 03/23/2022 @ 100
5.500%, 01/01/2029	1,320	1,321
5.500%, 01/01/2031	1,085	1,085
5.250%, 01/01/2037	475	392
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	550
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	346
5.000%, 01/01/2031	300	344
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
Callable 10/01/2030 @ 100
3.000%, 10/01/2038	250	257
3.000%, 10/01/2041	1,000	1,025
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA/FNMA/FHLMC
Callable 07/01/2031 @ 100
3.000%, 07/01/2052	460	478
Minnesota State, Housing Finance Agency, Ser I, RB
Callable 01/01/2030 @ 100
3.000%, 01/01/2051	1,475	1,528
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	205
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	383
5.000%, 10/01/2027	600	655
Minnesota State, Various Purpose, Ser A, GO
5.000%, 09/01/2024	1,300	1,420
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,264
5.000%, 05/01/2031	695	787

		12,040

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi — 0.5%
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
Callable 04/01/2022 @ 100
0.050%, 12/01/2030 (B)	$1,850	$1,850
0.050%, 11/01/2035 (B)	1,300	1,300
Mississippi State, Business Finance, Chevron USA Project, Ser E, RB
Callable 04/01/2022 @ 100
0.050%, 12/01/2030 (B)	180	180
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
Callable 04/01/2022 @ 100
0.050%, 11/01/2035 (B)	1,980	1,980
Mississippi State, Home Corporation, Ser A, RB, GNMA/FNMA/FHLMC
Callable 06/01/2030 @ 100
3.000%, 12/01/2050	115	119
Mississippi State, Ser A, RB
5.000%, 10/15/2022	400	410
5.000%, 10/15/2023	285	302
Mississippi State, Ser A, RB
Callable 10/15/2028 @ 100
5.000%, 10/15/2029	300	356
5.000%, 10/15/2030	850	1,015
Mississippi State, Ser E, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	1,000	1,121
West Rankin, Utility Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 01/01/2025 (A)	1,100	1,214

		9,847

Missouri — 1.4%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
Callable 10/01/2029 @ 100
4.000%, 10/01/2036	995	1,138
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,189
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	3,000	3,350
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,137

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	$3,425	$3,695
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100
3.875%, 05/01/2050	980	1,039
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 05/01/2030 @ 100
3.250%, 05/01/2051	1,415	1,479
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
Callable 11/01/2030 @ 100
3.250%, 11/01/2052	830	873
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/FHLMC
Callable 05/01/2029 @ 100
3.500%, 11/01/2050	660	693
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,186
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	1,973
5.000%, 01/01/2028	1,400	1,492
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	5,691
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2032	595	700
5.000%, 07/01/2033	625	733
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,295

		30,663

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,219

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska — 1.4%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	$3,700	$4,471
5.000%, 09/01/2034	1,000	1,243
5.000%, 09/01/2035	2,840	3,562
5.000%, 09/01/2036	3,140	3,967
5.000%, 09/01/2042	730	941
Nebraska State, Investment Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 03/01/2031 @ 102
3.000%, 03/01/2052	1,135	1,181
Nebraska State, Investment Finance Authority, Ser C, RB, GNMA/FNMA/FHLMC
Callable 09/01/2030 @ 102
3.000%, 09/01/2050	2,515	2,613
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	1,000	1,186
Nebraska State, Public Power District, Ser C, RB
5.000%, 01/01/2024	775	829
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	5,500	6,019
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,706
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (B)	700	688

		28,406

Nevada — 0.9%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,814
Clark County, School District, Ser A, GO, AGM
5.000%, 06/15/2026	1,000	1,146
Clark County, School District, Ser B, GO, AGM
5.000%, 06/15/2029	1,000	1,219
Clark County, School District, Ser C, GO
5.000%, 06/15/2026	1,805	2,065
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	5,769
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2022	200	203
5.000%, 07/01/2024	200	217

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Las Vegas, Convention & Visitors Authority, Ser C, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	$525	$561
Las Vegas, Valley Water District, Ser C, GO
5.000%, 06/01/2031	3,585	4,579
Las Vegas, Valley Water District, Ser D, GO
5.000%, 06/01/2028	500	602
Reno, Sales Tax Revenue, First Lien, RB
Callable 12/01/2028 @ 100
5.000%, 06/01/2037	590	672
Reno, Sales Tax Revenue, Second Lien, RB, AGM
Callable 12/01/2028 @ 100
5.000%, 06/01/2033	400	464
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (C)	180	181

		19,492

New Hampshire — 0.0%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
Callable 01/01/2026 @ 103
4.000%, 01/01/2029	300	323
4.000%, 01/01/2030	285	306
4.000%, 01/01/2031	290	311
4.000%, 01/01/2051	670	695

		1,635

New Jersey — 3.8%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2026	590	671
4.000%, 06/01/2030	1,000	1,149
4.000%, 06/01/2031	3,070	3,549
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	210	213
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,245
New Jersey State, Economic Development Authority, NJ Transit Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2037	1,000	1,083
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,163

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100
5.000%, 06/01/2037	$1,225	$1,424
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,836
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022 (D)	3,800	3,848
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Pre-Refunded @ 100
5.250%, 06/15/2025 (A)	4,750	5,345
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,337
5.000%, 06/15/2026	3,020	3,330
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
Callable 07/01/2030 @ 100
4.000%, 07/01/2050	130	142
New Jersey State, GO
Callable 06/01/2025 @ 100
5.000%, 06/01/2027	1,000	1,106
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (A)	855	867
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,605
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2033	2,590	3,144
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,625
5.000%, 12/01/2028	1,450	1,708

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2035	$10,000	$11,413
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,270
5.000%, 06/15/2030	3,585	4,063
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	280	306
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	955	1,152
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2032	1,250	1,446
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,564
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2031 @ 100
4.000%, 01/01/2042	2,925	3,286
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,140
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,477
5.000%, 01/01/2032	6,000	7,076
5.000%, 01/01/2033	350	412
Newark, Board of Education, GO
5.000%, 07/15/2023	300	316
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	599
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	285	322
5.000%, 01/01/2033	425	480
5.000%, 01/01/2034	570	642
5.000%, 01/01/2035	570	641
5.000%, 01/01/2036	570	639
5.000%, 01/01/2037	570	638

		81,272

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Mexico — 0.8%
New Mexico Mortgage Finance Authority, RB, GNMA/FNMA/FHLMC
Callable 03/01/2031 @ 101
3.000%, 03/01/2053	$905	$941
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,252
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
Callable 07/01/2030 @ 101
3.000%, 01/01/2052	1,350	1,402
New Mexico State, Severance Tax Permanent Fund, Ser A, RB
5.000%, 07/01/2028	10,940	13,199
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2034	650	714

		17,508

New York — 7.5%
Brookhaven, Local Development, Jefferson's Ferry Project, RB
1.625%, 11/01/2025	805	789
Huntington, Local Development, Fountaingate Gardens Project, Ser S, RB
3.000%, 07/01/2025	135	133
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	294
5.000%, 09/01/2034	1,000	1,174
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,622
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100
0.850%, 09/01/2050 (B)	1,500	1,453
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 03/01/2022 (D)	1,605	1,605
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
5.000%, 02/01/2023	1,920	1,987
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (B)	1,000	1,075
5.000%, 11/15/2045 (B)	500	598
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2022	3,080	3,166

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	$4,140	$4,385
Metropolitan New York, Transportation Authority, Ser C-1, RB
Callable 05/15/2028 @ 100
5.000%, 11/15/2031	4,000	4,596
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	1,000	1,123
Monroe County, Industrial Development Authority, Rochester Regional Health Project, RB
Callable 12/01/2030 @ 100
4.000%, 12/01/2039	1,200	1,341
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,548
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,078
New York & New Jersey, Port Authority, AMT, RB
Callable 09/01/2029 @ 100
5.000%, 09/01/2035	5,000	5,961
New York & New Jersey, Port Authority, Ser 227, AMT, RB
2.000%, 10/01/2034	300	279
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
Callable 01/01/2031 @ 100
3.000%, 01/01/2033	330	338
3.000%, 01/01/2034	740	752
New York City, Industrial Development Agency, Trips Obligation Group, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,129
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	130
5.000%, 03/01/2030	100	123
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	535

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Ser A-1, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2032	$1,810	$2,235
New York City, Ser A-1, GO
Callable 08/01/2031 @ 100
4.000%, 08/01/2037	4,000	4,566
New York City, Ser B-1, GO
Callable 10/01/2029 @ 100
4.000%, 10/01/2035	500	565
New York City, Ser C, GO
Callable 08/01/2030 @ 100
5.000%, 08/01/2043	1,250	1,513
4.000%, 08/01/2036	2,750	3,111
New York City, Ser E, GO
5.000%, 08/01/2023	1,315	1,388
New York City, Ser F-1, GO
Callable 03/01/2031 @ 100
4.000%, 03/01/2038	1,695	1,920
New York City, Sub-Ser D-4, GO, TD BANK N.A.
Callable 03/02/2022 @ 100
0.030%, 08/01/2040 (B)(G)	500	500
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,682
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
Callable 11/01/2030 @ 100
5.000%, 11/01/2032	925	1,151
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-1, RB
5.000%, 08/01/2024	1,140	1,243
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
5.000%, 08/01/2025	7,750	8,696
4.000%, 11/01/2024	1,420	1,524
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
Callable 11/01/2030 @ 100
4.000%, 11/01/2035	185	211
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 04/04/2022 @ 100
5.000%, 02/01/2026	2,470	2,479
New York City, Water & Sewer System, RB
Callable 03/02/2022 @ 100
0.020%, 06/15/2043 (B)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Water & Sewer System, Sub-Ser, RB
Callable 12/15/2030 @ 100
3.000%, 06/15/2040	$3,000	$3,020
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	973
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
Callable 10/01/2028 @ 100
5.000%, 10/01/2033	3,250	3,871
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,160
New York State, Dormitory Authority, Ser 1, RB
Callable 01/15/2028 @ 100
5.000%, 01/15/2031	5,000	5,910
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,614
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,683
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/2031 @ 100
4.000%, 03/15/2039	5,000	5,660
New York State, Dormitory Authority, Ser D, RB
5.000%, 02/15/2028	1,900	2,266
New York State, Dormitory Authority, Ser E, RB
Callable 03/15/2032 @ 100
4.000%, 03/15/2038	4,845	5,540
3.000%, 03/15/2041	1,500	1,514
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	978
New York State, Dormitory Authority, State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,310
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
Callable 02/15/2030 @ 100
3.000%, 02/15/2042	610	604

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
Callable 11/15/2027 @ 100
1.200%, 11/15/2028	$1,355	$1,263
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
Callable 11/15/2031 @ 100
3.000%, 11/15/2051	2,170	2,078
New York State, Liberty Development Authority, 7 World Trade Center Project, RB
Callable 03/15/2030 @ 100
3.000%, 09/15/2043	600	592
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	810	1,106
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 04/01/2025	1,000	1,022
3.150%, 04/01/2024	920	939
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	1,034
New York State, Thruway Authority, Ser A-1-GROUP, RB
Callable 03/15/2031 @ 100
4.000%, 03/15/2036	2,895	3,299
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	2,095	2,234
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,471
New York State, Transportation Development, Delta Airlines, AMT, RB
4.000%, 10/01/2030	4,550	4,974
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	4,000	4,503
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2035	2,625	3,063

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	$125	$135
5.000%, 12/01/2025	115	126
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	300	352
5.000%, 12/01/2030	125	148
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2022	1,165	1,167
New York State, Urban Development Authority, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,573
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,644
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,044
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,099
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	525	596
5.000%, 06/01/2031	525	594
Westchester County, Local Development, Senior Learning Center Project, RB
2.875%, 07/01/2026 (C)	1,055	1,039
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	2,000	2,283

		162,479

North Carolina — 0.8%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,747
5.000%, 07/01/2027	1,500	1,761
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (B)	5,000	6,293

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (B)	$1,565	$1,593
North Carolina State, Medical Care Commission, Pennybyrn at Maryland Project, RB
Callable 04/04/2022 @ 100
2.500%, 10/01/2024	740	740
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
Callable 01/01/2027 @ 103
5.000%, 01/01/2029	285	316
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
Callable 09/01/2028 @ 103
4.000%, 09/01/2041	830	907
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2038	605	668
North Carolina State, Medical Care Commission, Vidant Health, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	2,500	2,786
North Carolina State, Turnpike Authority, RB, AGM
Callable 01/01/2029 @ 100
5.000%, 01/01/2034	2,000	2,398

		19,209

North Dakota — 0.0%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
Callable 01/01/2028 @ 100
3.550%, 07/01/2033	505	523
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser B, RB
Callable 01/01/2031 @ 100
3.000%, 07/01/2052	965	1,004

		1,527

Ohio — 1.9%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	904

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
American Municipal Power, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2027	$5,000	$5,344
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2032	4,325	5,139
4.000%, 06/01/2048	1,700	1,785
3.000%, 06/01/2048	800	719
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
0.000%, 06/01/2057 (E)	3,035	474
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	1,600	1,742
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,432
Franklin County, Hospital Facilities, Nationwide Children's Hospital, RB
Callable 03/02/2022 @ 100
0.180%, 05/01/2029 (B)	5,000	5,000
Hamilton County, Cincinnati Childrens Hospital Project, RB
5.000%, 11/15/2049	2,495	3,463
Hamilton County, Tax Revenue Authority, Ser A, RB
Callable 12/01/2026 @ 100
4.000%, 12/01/2032	1,600	1,775
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	2,655	3,127
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,077
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,482
Ohio State, Hospital Revenue, Ser B, RB
Callable 01/15/2025 @ 100
5.000%, 01/15/2050 (B)	3,230	3,546
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
Callable 06/30/2025 @ 100
5.000%, 12/31/2027	655	721

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (C)	$1,100	$1,123

		42,853

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	2,970

Oregon — 1.0%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
Callable 11/15/2025 @ 102
5.125%, 11/15/2040	500	535
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
5.000%, 06/15/2024	250	271
5.000%, 06/15/2025	275	308
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	298
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
Callable 08/15/2030 @ 100
5.000%, 08/15/2034	1,000	1,221
Multnomah County, School District No. 1 Portland, GO
5.000%, 06/15/2029	1,895	2,332
Oregon State, Article XI-Q State Project, Ser A, GO
5.000%, 05/01/2028	2,900	3,496
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,374
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,641
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,082
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,811
Port of Portland, Airport Revenue, Portland International Airport, RB
5.000%, 07/01/2029	1,040	1,241

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Portland, Airport Revenue, Portland International Airport, Ser 27-A, AMT, RB
Callable 07/01/2030 @ 100
4.000%, 07/01/2050	$1,500	$1,627
Port of Portland, Airport Revenue, Portland International Airport, Ser 28, AMT, RB
Callable 07/01/2032 @ 100
4.000%, 07/01/2036	2,000	2,261
Umatilla County, School District No. 8R Hermiston, Ser A, GO
0.000%, 06/15/2027 (E)	1,000	911

		23,409

Pennsylvania — 6.3%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
Callable 04/01/2028 @ 100
5.000%, 04/01/2030	5,000	5,913
Allentown, Neighborhood Improvement Zone Development Authority, RB
5.000%, 05/01/2028	585	674
5.000%, 05/01/2030	625	741
5.000%, 05/01/2032	725	881
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,229
Cumberland County, Municipal Authority, Penn State Health, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2044	4,000	4,420
Delaware Valley, Regional Finance Authority, Ser C, RB
Callable 09/01/2022 @ 100
0.730%, 09/01/2048 (B)	4,000	4,008
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (A)	1,600	1,735
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,237
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039 (B)	2,500	2,621

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
Callable 09/01/2028 @ 100
5.000%, 09/01/2033	$2,815	$3,324
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	5,064
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,914
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	264
4.000%, 04/01/2025	650	699
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,411
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	4,102
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
Callable 10/15/2031 @ 100
5.000%, 10/15/2033	2,300	2,858
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	2,887
Pennsylvania State, Housing Finance Agency, Ser 135A, RB
Callable 10/01/2030 @ 100
3.000%, 10/01/2051	2,000	2,066
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	5,754
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	7,023
5.000%, 12/01/2035	1,000	1,168
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,377

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	$4,260	$4,661
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,394
Philadelphia, Airport Revenue, AMT, RB
Callable 07/01/2031 @ 100
5.000%, 07/01/2036	2,750	3,327
Philadelphia, Airport Revenue, AMT, RB, AGM
Callable 07/01/2031 @ 100
4.000%, 07/01/2040	1,600	1,759
4.000%, 07/01/2041	1,000	1,097
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,144
Philadelphia, Airport Revenue, Ser C, AMT, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2032	535	641
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2037	4,725	5,298
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,378
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	1,500	1,817
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2030	1,000	1,200
5.000%, 09/01/2036	2,000	2,375
Philadelphia, School District, Ser A, GO
Callable 09/01/2029 @ 100
4.000%, 09/01/2035	5,000	5,639
Philadelphia, School District, Ser A, GO
Callable 09/01/2031 @ 100
5.000%, 09/01/2034	1,410	1,744
4.000%, 09/01/2038	3,000	3,402
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (A)	25	29
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	3,881
5.000%, 09/01/2030	7,975	9,096

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Ser A, GO
Callable 05/01/2031 @ 100
5.000%, 05/01/2032	$5,905	$7,428
Philadelphia, Water & Wastewater Revenue, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2033	2,000	2,489
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,000

		134,169

Puerto Rico — 4.0%
Puerto Rico Commonwealth, GO
5.250%, 07/01/2027 (F)	2,190	2,196
5.000%, 07/01/2034 (F)	1,875	1,875
5.000%, 07/01/2035 (F)	955	956
Puerto Rico Commonwealth, Ser A-PSA, GO
5.750%, 07/01/2041 (F)	2,900	2,871
5.250%, 07/01/2034 (F)	415	417
5.000%, 07/01/2031 (F)	785	775
Puerto Rico Commonwealth, Ser A-PSA, GO
5.500%, 07/01/2039 (F)	3,385	3,207
5.125%, 07/01/2037 (F)	6,245	5,808
5.000%, 07/01/2041 (F)	1,805	1,643
Puerto Rico Commonwealth, Ser B-PSA, GO
5.750%, 07/01/2038 (F)	1,500	1,476
Puerto Rico Commonwealth, Ser C-PSA, GO
5.750%, 07/01/2036 (F)	785	725
Puerto Rico Commonwealth, Ser E-PSA, GO
6.000%, 07/01/2029 (F)	2,400	2,430
Puerto Rico Commonwealth, Ser PIB, GO
5.500%, 06/01/2022 (C)	6,585	6,692
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (F)	2,990	3,091
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (F)	1,000	1,029
Puerto Rico, Electric Power Authority, Ser WW-RSA-1, RB
5.250%, 07/01/2033 (F)	3,035	3,137
Puerto Rico, Electric Power Authority, Ser XX-RSA-1, RB
5.250%, 07/01/2040 (F)	2,940	3,039
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	2,045	1,917
Puerto Rico, Public Buildings Authority, RB
5.750%, 07/01/2017 (F)	625	699
Puerto Rico, Public Buildings Authority, RB
5.250%, 07/01/2036 (F)	1,240	1,353

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Public Buildings Authority, Ser M-1-PSA, RB
5.750%, 07/01/2017 (F)	$1,695	$1,896
Puerto Rico, Public Buildings Authority, Ser Q-PSA, RB
5.500%, 07/01/2037 (F)	570	630
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 30
0.000%, 07/01/2051 (E)	10,040	2,351
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 41
0.000%, 07/01/2046 (E)	24,900	8,058
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	5,519	6,090
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/2028 @ 100
4.550%, 07/01/2040	8,625	9,533
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/2028 @ 100
4.329%, 07/01/2040	13,040	14,247

		88,141

Rhode Island — 0.1%
Cranston, Ser 1, GO
1.000%, 08/23/2022	330	330
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,612
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2023 @ 100
3.000%, 12/01/2024	565	569

		2,511

South Carolina — 1.4%
Piedmont, Municipal Power Agency, Ser B, RB
Callable 01/01/2031 @ 100
4.000%, 01/01/2033	5,125	5,876
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2024	485	518
5.000%, 01/01/2025	385	422

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Housing Finance & Development Authority, Ser B, RB
Callable 01/01/2029 @ 102
3.750%, 01/01/2050	$680	$723
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
Callable 12/15/2026 @ 100
5.750%, 06/15/2039 (C)	1,870	2,093
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2025 @ 100
4.000%, 07/01/2035	1,160	1,230
South Carolina State, Port Authority, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,250	2,641
5.000%, 07/01/2030	1,500	1,754
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	385	433
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	1,000	1,139
South Carolina State, Public Service Authority, Ser A, RB
Callable 12/01/2030 @ 100
5.000%, 12/01/2031	540	665
4.000%, 12/01/2034	2,000	2,247
South Carolina State, Public Service Authority, Ser A, RB
Callable 12/01/2031 @ 100
4.000%, 12/01/2036	2,250	2,535
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2032 @ 100
5.000%, 12/01/2036	2,750	3,418
4.000%, 12/01/2038	175	197
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,159

		30,050

South Dakota — 0.1%
South Dakota State, Educational Enhancement Funding, Ser B, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (A)	1,000	1,050

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	$830	$929
5.000%, 11/01/2028	900	1,004
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2035	1,005	1,116
South Dakota State, Housing Development Authority, Homeownership Mortgage Bonds, Ser A, RB, GNMA/FNMA/FHLMC
Callable 05/01/2030 @ 100
3.000%, 11/01/2051	150	155
South Dakota State, Housing Development Authority, Ser B, RB
Callable 05/01/2028 @ 100
4.000%, 11/01/2049	925	984

		5,238

Tennessee — 0.7%
Chattanooga, Commonspirit Health, Ser A, RB
Callable 08/01/2029 @ 100
5.000%, 08/01/2034	1,015	1,198
5.000%, 08/01/2035	420	495
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,147
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,133
Tennessee State, Energy Acquisition, RB
Callable 08/01/2025 @ 100
4.000%, 11/01/2049 (B)	2,500	2,684
Tennessee State, Energy Acquisition, RB
Callable 08/01/2031 @ 101
5.000%, 05/01/2052 (B)	1,165	1,401
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,949
Tennessee State, Housing Development Agency, AMT, RB
Callable 07/01/2024 @ 100
4.000%, 07/01/2045	880	908

		15,915

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 10.0%
Arlington, Independent School District, GO, PSF-GTD
Callable 02/15/2031 @ 100
5.000%, 02/15/2037	$1,500	$1,877
4.000%, 02/15/2040	1,000	1,162
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	2,000	2,197
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,768
Austin, Texas Airport System Revenue, Ser B, AMT, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2037	900	1,019
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026 (F)	465	518
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,276
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (A)	1,350	1,513
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
Callable 07/01/2031 @ 100
4.000%, 01/01/2037	770	866
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 01/01/2031 @ 100
5.000%, 01/01/2036	200	244
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,702
5.000%, 08/15/2033	6,500	7,024
5.000%, 08/15/2037	1,475	1,592
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (B)	640	618
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,141
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2028 @ 100
4.000%, 08/15/2032	1,000	1,135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Collin County, Community College District, Ser A, GO
Callable 08/15/2029 @ 100
4.000%, 08/15/2034	$2,500	$2,867
Corpus Christi, Utility System Revenue, Ser A, RB
Callable 07/15/2030 @ 100
5.000%, 07/15/2033	1,500	1,865
Cypress-Fairbanks, Independent School District, GO, PSF-GTD
Callable 02/15/2029 @ 100
5.000%, 02/15/2032	6,500	7,885
Dallas City, Convention Center Hotel Project, Ser A, RB
Callable 04/04/2022 @ 100
5.250%, 01/01/2023	3,495	3,499
Dallas City, GO
5.000%, 02/15/2026	4,400	4,998
Dallas City, Hotel Occupancy Tax Revenue, RB
Callable 08/15/2026 @ 100
4.000%, 08/15/2031	1,000	1,093
4.000%, 08/15/2034	480	524
Dallas City, Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,131
5.000%, 11/01/2031	1,250	1,414
5.000%, 11/01/2032	2,500	2,828
5.000%, 11/01/2033	1,175	1,330
5.000%, 11/01/2034	1,000	1,132
5.000%, 11/01/2035	1,000	1,132
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,118
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,394
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	250	274
Denton, Independent School District, GO, PSF-GTD
Callable 02/15/2026 @ 100
5.000%, 08/15/2029	2,000	2,265
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	8,553

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	$2,445	$2,607
El Paso, GO
Callable 08/15/2026 @ 100
5.000%, 08/15/2034	2,050	2,346
El Paso, Water & Sewer Revenue, RB
Pre-Refunded @ 100
5.000%, 03/01/2024 (A)	1,975	2,124
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2022	1,050	1,080
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,252
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,488
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,716
5.000%, 11/15/2029	2,325	2,528
5.000%, 11/15/2030	3,310	3,599
Harris County, Houston Sports Authority, Ser C, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2033	1,100	1,189
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,052
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	311
Hidalgo County, Regional Mobility Authority, Ser A, RB
Callable 12/01/2031 @ 100
5.000%, 12/01/2032	300	357
Houston City, Ser A, GO
5.000%, 03/01/2025	3,070	3,393
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	3,685	4,385
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	2,450	2,868
5.000%, 07/01/2032	1,500	1,748

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2023	$190	$198
4.000%, 09/01/2025	215	233
4.000%, 09/01/2026	160	177
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Pre-Refunded @ 100
5.000%, 11/15/2023 (A)	2,360	2,516
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,108
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2030	1,645	1,924
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
Callable 01/01/2028 @ 103
5.500%, 01/01/2057	750	726
New Hope, Cultural Education Facilities Finance, Westminster Project, RB
Callable 11/01/2027 @ 103
4.000%, 11/01/2055	385	402
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,430
North Texas, Tollway Authority, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2035	1,800	2,118
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,453
5.000%, 01/01/2034	4,785	5,213
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,582
5.000%, 01/01/2033	995	1,116
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	2,500	2,880
5.000%, 01/01/2035	1,000	1,152
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	1,989
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,172
San Antonio, Electric & Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,457

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, Electric & Gas Systems Revenue, RB
Callable 02/01/2032 @ 100
5.000%, 02/01/2035	$375	$474
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
Callable 02/01/2031 @ 100
5.000%, 02/01/2033	1,410	1,770
5.000%, 02/01/2034	1,700	2,124
5.000%, 02/01/2041	2,000	2,465
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,201
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (B)	735	738
San Antonio, Tax Notes, RB
5.000%, 08/01/2024	2,185	2,380
Tarrant County, College District, GO
5.000%, 08/15/2024	2,000	2,180
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,706
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2031	1,000	1,219
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,716
Texas State, Ser B, GO
Callable 08/01/2025 @ 100
4.000%, 08/01/2030	625	676
4.000%, 08/01/2031	435	470
Texas State, Texas A&M University, Revenue Financing System, Ser E, RB
5.000%, 05/15/2025	2,535	2,826
Texas State, Transportation Commission State, Highway Fund, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (A)	3,000	3,235
Texas State, Transportation Commission State, Highway Fund, GO
Callable 04/01/2026 @ 100
5.000%, 04/01/2028	2,630	3,009
Texas State, Transportation Commission State, Highway Fund, RB
5.000%, 10/01/2026	1,905	2,203
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	$1,000	$1,065
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,177
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,402
University of Texas, Board of Regents, Ser A, RB
Callable 08/15/2031 @ 100
4.000%, 08/15/2035	5,500	6,472
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	5,620
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,480
Uptown Development Authority, TA
Callable 09/01/2031 @ 100
4.000%, 09/01/2033	400	448
4.000%, 09/01/2035	275	307

		218,553

Utah — 0.6%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	5,000	5,673
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2031 @ 100
5.000%, 07/01/2051	2,500	2,960
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,737
Utah County, Hospital Revenue, IHC Health Services, Ser ICES, RB
Callable 05/15/2030 @ 100
4.000%, 05/15/2043	500	562
Utah State, GO
Callable 01/01/2029 @ 100
3.000%, 07/01/2034	495	530
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,889

		13,351

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
Callable 05/01/2025 @ 100
4.000%, 11/01/2045	$370	$378

Virginia — 1.9%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	321
5.000%, 07/01/2027	250	294
5.000%, 07/01/2028	375	450
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,493
Hampton Roads, Transportation Accountability Commission, Ser A, RB
5.000%, 07/01/2026	1,205	1,381
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (B)	1,035	1,246
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	5,692
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	5,818
Virginia State, Public Building Authority, Ser A, RB
Callable 08/01/2030 @ 100
4.000%, 08/01/2038	5,500	6,278
Virginia State, Small Business Financing Authority, AMT, RB
4.000%, 07/01/2030	1,140	1,239
4.000%, 07/01/2031	365	399
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2032 @ 100
5.000%, 07/01/2035	1,085	1,310
Virginia State, Small Business Financing Authority, AMT, RB
Callable 12/31/2032 @ 100
5.000%, 06/30/2042	2,000	2,429
5.000%, 12/31/2047	440	528
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	552

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
Callable 03/18/2022 @ 24
0.000%, 06/01/2047 (E)	$41,470	$10,466

		41,896

Washington — 2.4%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	8,872
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	5,985
Port of Seattle, AMT, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2036	1,500	1,783
Port of Seattle, RB
Callable 06/01/2031 @ 100
4.000%, 06/01/2038	1,000	1,152
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,542
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,616
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
Callable 07/01/2031 @ 100
5.000%, 07/01/2040	2,500	3,135
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,669
Washington State, Health Care Facilities Authority, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,250	1,386
Washington State, Housing Finance Commission, Social Certificate, Ser A-1, RB
3.500%, 12/20/2035	991	1,032
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
Callable 07/01/2026 @ 103
5.000%, 01/01/2034 (C)	745	799
Washington State, Motor Vehicle Fuel Tax, GO
5.000%, 07/01/2023	750	790

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Ser A, GO
Callable 02/01/2032 @ 100
4.000%, 02/01/2037	$4,500	$5,316
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	5,000	5,479
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	2,994
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	5,847
Washington State, Various Purpose, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,764

		53,161

West Virginia — 0.4%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	1,250	1,500
5.000%, 06/01/2032	1,510	1,810
5.000%, 06/01/2034	1,000	1,196
5.000%, 06/01/2035	1,005	1,200

		5,706

Wisconsin — 1.7%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	568
University of Wisconsin, Hospitals & Clinics, RB
Callable 10/01/2031 @ 100
4.000%, 04/01/2037	500	576
4.000%, 04/01/2039	295	338
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (E)	370	304
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2054 (B)	2,000	2,286
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 01/01/2026 @ 100
0.380%, 08/15/2054 (B)	1,125	1,125

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
Callable 08/15/2028 @ 100
5.000%, 08/15/2031	$4,155	$4,970
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,344
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2034	1,835	2,145
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
Callable 01/01/2027 @ 103
4.000%, 01/01/2037	665	684
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,252
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2028	470	520
5.000%, 11/01/2030	1,035	1,139
5.000%, 11/01/2039	1,135	1,229
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
Callable 08/15/2031 @ 100
4.000%, 08/15/2041	705	769
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,805
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
Callable 09/01/2030 @ 100
3.000%, 03/01/2052	1,000	1,039
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 05/01/2023 @ 100
0.500%, 11/01/2050 (B)	240	232

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (A)(C)	$300	$307
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	180	181
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (C)	1,390	1,457
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
Callable 01/01/2031 @ 100
5.000%, 07/01/2039	475	578
5.000%, 07/01/2040	325	395
5.000%, 07/01/2041	750	910
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	250
4.000%, 07/01/2028	225	253
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
Callable 07/01/2028 @ 100
4.000%, 07/01/2029	225	252
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,479
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	7,728
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	308
4.000%, 10/01/2026	300	329
4.000%, 10/01/2027	125	138
4.000%, 10/01/2028	250	277

		40,167

Total Municipal Bonds
(Cost $2,113,171) ($ Thousands)		2,170,825

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	2,311,229	$2,311

Total Cash Equivalent
(Cost $2,311) ($ Thousands)		2,311

Total Investments in Securities — 99.5%
(Cost $2,115,482) ($ Thousands)		$2,173,136

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Intermediate-Term Municipal Fund (Concluded)

Percentages are based on Net Assets of $2,183,002 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security (see Note 4).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $39,836 ($ Thousands), representing 1.8% of the Net Assets of the Fund.

(D)	Security is escrowed to maturity.
(E)	Zero coupon security.
(F)	Security is in default on interest payment.
(G)	Securities are held in connection with a letter of credit issued by a major bank.

AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
NATL— National Public Finance Guarantee Corporation
PSF-GTD — Public Schools Fund Guarantee
RB — Revenue Bond
SAB— Special Assessment Bond
Ser — Series
TA — Tax Allocation

The following is a list of the level of inputs used as of February 28, 2022 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	2,170,825	–	2,170,825
Cash Equivalent	2,311	–	–	2,311
Total Investments in Securities	2,311	2,170,825	–	2,173,136

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

The following is a summary of the transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$685	$72,130	$(70,504)	$—	$—	$2,311	2,311,229	$—	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Short Duration Municipal Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.3%
Alabama — 7.4%
Baptist Health, Health Care Authority, Ser B, RB
Callable 04/01/2022 @ 100
0.410%, 11/01/2042 (A)	$2,035	$2,035
Baptist Health, Health Care Authority, Ser B, RB, AGC
0.330%, 11/15/2037 (A)	1,425	1,425
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100
1.054%, 12/01/2048 (A)	13,510	13,531
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	5,275	5,314
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2023	2,000	2,082
4.000%, 12/01/2024	1,765	1,867
4.000%, 12/01/2025	7,520	8,048
Black Belt, Energy Gas District, Ser S, RB
Callable 09/01/2026 @ 101
4.000%, 10/01/2052 (A)	1,000	1,079
East Alabama, Health Care Authority, Ser B, RB
0.250%, 09/01/2039 (A)	4,574	4,574
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	573
4.000%, 12/01/2024	500	530
4.000%, 12/01/2025	730	787
Lower Alabama, Gas District, RB
Callable 09/01/2025 @ 101
4.000%, 12/01/2050 (A)	10,000	10,751
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	1,025

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Selma, Industrial Development Board, International Paper Company Project, RB
1.375%, 05/01/2034 (A)	$5,250	$5,218
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
Callable 03/01/2024 @ 100
1.004%, 06/01/2049 (A)	17,500	17,498
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 04/01/2049 (A)	6,850	7,153
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100
0.850%, 04/01/2049 (A)	2,500	2,507
Taylor-Ryan, Improvement District, RB
Callable 03/02/2022 @ 100
0.350%, 11/01/2035 (A)(B)	100	100
Tender Option Bond Trust Receipts, Ser 2021-XF2958, RB
0.370%, 08/22/2035 (A)(B)(C)	1,625	1,625
Tender Option Bond Trust Receipts, Ser 2021-XG0334, RB
Callable 09/01/2031 @ 100
0.260%, 09/01/2051 (A)(C)	4,000	4,000
University of South Alabama, RB
4.000%, 04/01/2023	425	438

		92,160

Alaska — 0.2%
Alaska State, Municipal Bond Bank Authority, RB
5.000%, 12/01/2022	700	722
Northern Alaska, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2024	600	643
4.000%, 06/01/2023	500	515

		1,880

Arizona — 0.6%
Arizona State, Health Facilities Authority, Ser B, RB
Callable 11/04/2025 @ 100
0.450%, 01/01/2046 (A)	1,000	1,000
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2024	200	214
5.000%, 02/01/2025	310	342
Coconino County, Pollution Control, Nevada Power Company, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,524

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 04/04/2022 @ 100
3.375%, 12/01/2031 (A)	$1,815	$1,823
Yuma, RB
4.000%, 07/01/2022	325	329

		7,232

California — 6.4%
Anaheim, Public Financing Authority, Public Improvements Project, Ser C, RB, AGM
0.000%, 09/01/2023 (D)	1,500	1,472
Bay Area, Toll Authority, RB
Callable 10/01/2023 @ 100
0.480%, 04/01/2056 (A)	1,250	1,251
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	535	579
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	493
California State, Department of Water Resources, Central Project Water System, Ser A, RB
Callable 06/01/2022 @ 100
0.570%, 12/01/2035 (A)	3,750	3,751
California State, Educational Facilities Authority, University of San Diego, RB, AMBAC
0.000%, 10/01/2023 (D)	1,120	1,098
California State, Infrastructure & Economic Development Bank, Sustainability Bonds, RB
Callable 08/01/2023 @ 100
0.550%, 08/01/2047 (A)	2,500	2,502
California State, Municipal Finance Authority, Republic Services Project, AMT, RB
0.300%, 07/01/2041 (A)	5,000	4,997
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	1,500	1,475
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,025	1,998
California State, Public Finance Authority, Henry Mayo Newhall Hospital, RB
4.000%, 10/15/2022	245	249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser H, RB
5.000%, 12/01/2024	$1,780	$1,954
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB
0.240%, 07/01/2041 (A)	2,925	2,925
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
Callable 03/04/2022 @ 100
0.270%, 07/01/2040 (A)	4,025	4,025
Cathedral City, Redevelopment Agency Successor Agency, TA
4.000%, 08/01/2022	100	101
4.000%, 08/01/2023	100	104
Cathedral City, Redevelopment Agency Successor Agency, TA, BAM
4.000%, 08/01/2024	245	258
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8059, RB
Callable 04/04/2022 @ 100
0.600%, 12/01/2052 (A)(B)(C)	9,000	9,000
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8061, RB
0.590%, 01/01/2060 (A)(B)(C)	400	400
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8081, RB
Callable 03/08/2022 @ 100
0.600%, 10/01/2058 (A)(C)	7,845	7,845
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8082, RB
Callable 03/08/2022 @ 100
0.600%, 10/01/2058 (A)(B)(C)	3,950	3,950
Long Beach, Harbor Revenue, Private Activity, AMT, RB
5.000%, 05/15/2023	3,420	3,581
Los Angeles, Department of Airports, AMT, RB
5.000%, 05/15/2024	1,000	1,076
Mizuho Floater, Ser 2019-MIZ9002, RB
Callable 04/04/2022 @ 100
0.450%, 07/07/2036 (A)(B)(C)	3,000	3,000
Mizuho Floater, Ser 2020-MIZ9011, RB
Callable 04/04/2022 @ 100
0.450%, 12/01/2036 (A)(B)(C)	7,920	7,920
Southern Kern, Unified School District, Ser D, GO, BAM
0.000%, 11/01/2024 (D)	200	191
Tender Option Bond Trust Receipts, Ser 2017-XF0568, RB
Callable 04/01/2027 @ 100
0.230%, 04/01/2049 (A)(C)	4,000	4,000

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2020-XF2924, RB
0.370%, 07/01/2032 (A)(B)(C)	$3,100	$3,100
Tender Option Bond Trust Receipts, Ser 2021-XF2954, RB
Callable 11/01/2031 @ 100
0.300%, 05/01/2051 (A)(C)	2,000	2,000
Tender Option Bond Trust Receipts, Ser 2021-XG0318, RB
Callable 06/15/2031 @ 100
0.260%, 06/15/2055 (A)(C)	2,000	2,000
Vernon, Electric System Revenue, Ser A, RB
5.000%, 04/01/2023	1,240	1,290
5.000%, 04/01/2024	1,100	1,177

		79,762

Colorado — 2.0%
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 08/01/2049 (A)	1,115	1,216
Colorado State, Housing & Finance Authority, Multi-Family Project, Ser A, RB
Callable 04/01/2022 @ 100
1.550%, 04/01/2023	4,475	4,476
Denver City & County, Airport System Revenue, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2025	2,245	2,309
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8062, RB
Callable 07/01/2037 @ 100
0.600%, 07/01/2060 (A)(B)(C)	9,000	9,000
E-470, Public Highway Authority, Ser B, RB
Callable 06/01/2024 @ 100
0.384%, 09/01/2039 (A)	2,500	2,497
Mizuho Floater, Ser 2021-MIZ9068, RB
0.450%, 07/01/2034 (A)(B)(C)	1,536	1,536
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	373
5.000%, 07/15/2024	615	662
5.000%, 01/15/2025	300	327
5.000%, 07/15/2025	440	485
3.000%, 01/15/2026	405	422
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	2,580	2,606

		25,909

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut — 1.3%
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Issue, Ser K, RB
5.000%, 07/01/2022	$250	$254
Connecticut State, Health & Educational Facilities Authority, Stamford Hospital Issue, Ser L, RB
4.000%, 07/01/2023	550	571
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, RB
1.100%, 07/01/2048 (A)	3,000	3,005
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	1,986
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023	500	531
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	485
0.250%, 05/15/2024	750	732
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,339
Connecticut State, Ser 2021, GO
3.000%, 01/15/2024	550	569
Connecticut State, Ser C, GO
5.000%, 06/15/2023	95	100
Connecticut State, SIFMA Index Project, Ser A, GO
1.190%, 03/01/2025 (A)	1,815	1,848
1.150%, 03/01/2024 (A)	2,155	2,177
1.100%, 03/01/2023 (A)	1,075	1,080
Connecticut State, Special Tax Revenue, RB
5.000%, 05/01/2022	400	403

		15,080

Delaware — 0.4%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	4,966

District of Columbia — 2.0%
District of Columbia, Housing Finance Agency, 1550 First Street Project, RB
Callable 05/01/2022 @ 100
1.460%, 06/01/2039 (A)	5,000	5,006

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
Callable 02/01/2023 @ 100
0.700%, 06/01/2024 (A)	$2,690	$2,672
District of Columbia, Housing Finance Agency, RB
1.700%, 09/01/2041 (A)	7,160	7,170
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2022	4,585	4,693
5.000%, 10/01/2023	5,225	5,530

		25,071

Florida — 4.5%
Capital Trust Agency, RB
1.250%, 05/01/2024 (A)	1,500	1,501
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	4,740	5,209
Florida State, Housing Finance Authority, Azure Estates, Ser J, RB
1.450%, 03/01/2023 (A)	9,800	9,800
Florida State, Municipal Power Agency, Ser A, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2026	3,010	3,083
Jacksonville, Health Care Facilities, RB
Callable 04/01/2022 @ 100
0.190%, 08/01/2036 (A)	6,100	6,100
Jacksonville, Ser A, RB
5.000%, 10/01/2023	625	652
5.000%, 10/01/2024	1,500	1,610
5.000%, 10/01/2025	1,375	1,512
5.000%, 10/01/2026	1,250	1,407
Lee County, Airport Revenue, Ser A, AMT, RB
5.000%, 10/01/2024	815	883
Lee Memorial Hosptial, Health System, RB
Callable 04/01/2022 @ 100
0.350%, 04/01/2049 (A)	1,200	1,200
Miami-Dade County, Housing Finance Authority, RB
Callable 03/23/2022 @ 100
1.400%, 04/01/2023 (A)	2,000	2,001
Miami-Dade County, Housing Finance Authority, Sunset Bay Apartments Project, RB
Callable 06/01/2022 @ 100
0.250%, 12/01/2023 (A)	1,000	994

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 01/02/2024 @ 100
0.575%, 11/01/2048 (A)	$500	$497
Mizuho Floater, Ser 2021-MIZ9072, RB
0.450%, 05/01/2034 (A)(B)(C)	4,990	4,990
Mizuho Floater, Ser 2022-MIZ9087, RB
0.450%, 05/01/2035 (A)(B)(C)	3,135	3,135
North Sumter County, Utility Dependent District, Sumter Water Conservation Authority, RB, AGM
4.000%, 10/01/2023	640	668
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	235
4.000%, 10/01/2025	235	248
Tender Option Bond Trust Receipts, Ser 2018-XM0676, RB
Callable 04/01/2028 @ 100
0.320%, 04/01/2053 (A)(C)	3,100	3,100
Tender Option Bond Trust Receipts, Ser 2020-XF2882, RB, AGM
Callable 02/15/2030 @ 100
0.240%, 08/15/2050 (A)(B)(C)	2,805	2,805
Tender Option Bond Trust Receipts, Ser 2020-XM0873, RB
0.340%, 07/01/2027 (A)(C)	3,930	3,930

		55,560

Georgia — 2.5%
Bartow County, Development Authority, Georgia Power Plant, RB
2.750%, 12/01/2032 (A)	125	127
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
2.250%, 10/01/2032 (A)	500	505
1.550%, 12/01/2049 (A)	3,000	3,011
Cobb County, Kennestone Hospital Authority, Wellstar Health System, RB
5.000%, 04/01/2023	545	568
College Park, Business & Industrial Development Authority, Ser B, RB
Callable 07/01/2024 @ 100
1.250%, 07/01/2025 (A)	2,125	2,110
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 03/01/2026	500	543
4.000%, 09/01/2026	415	454

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
0.904%, 04/01/2048 (A)	$3,500	$3,503
Georgia State, Main Street Natural Gas, Ser B, RB
Callable 09/01/2024 @ 100
4.000%, 08/01/2049 (A)	7,250	7,742
Georgia State, Main Street Natural Gas, Ser C, RB
Callable 09/01/2028 @ 101
4.000%, 05/01/2052 (A)	1,540	1,718
Georgia State, Main Street Natural Gas, Ser E, RB
Callable 09/01/2023 @ 100
0.770%, 08/01/2048 (A)	1,500	1,504
Georgia State, Private Colleges & Universities Authority, Ser B, RB
Callable 03/23/2022 @ 100
0.620%, 10/01/2039 (A)	1,850	1,850
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	747
Municipal Electric Authority, Project One, RB
5.000%, 01/01/2023	1,000	1,033
Tender Option Bond Trust Receipts, Ser 2020-XM0871, RB
0.340%, 01/01/2026 (A)(C)	5,700	5,700
Tender Option Bond Trust Receipts, Ser 2021-XF1117, RB
Callable 07/15/2031 @ 100
0.260%, 07/15/2051 (A)(C)	400	400

		31,515

Idaho — 0.0%
Boise, Airport Revenue, Employee Parking Facilities Project, AMT, RB
4.000%, 09/01/2024	395	417
4.000%, 09/01/2025	410	441
4.000%, 09/01/2026	425	462

		1,320

Illinois — 5.0%
Chicago O'Hare, International Airport, Ser B, RB
5.000%, 01/01/2023	1,645	1,699
Chicago, Park District, Ser B, GO
Callable 01/01/2024 @ 100
5.000%, 01/01/2026	550	584
Chicago, Special Assessment Revenue, Lakeshore East Project, RB
1.990%, 12/01/2023	280	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2023	$30	$31
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 04/04/2022 @ 100
5.000%, 11/01/2023	3,000	3,009
Cook County, Community High School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2023	1,540	1,611
4.000%, 12/01/2024	1,605	1,711
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	549
Cook County, Ser A, GO
5.000%, 11/15/2022	2,000	2,058
Geneva City, GO
4.000%, 02/01/2026	400	437
Granite City, Madison Waste Management, AMT, RB
1.250%, 05/01/2027	4,100	3,903
Illinois State, Finance Authority, Field Museum of Natural History, RB
Callable 03/23/2022 @ 100
0.657%, 11/01/2034 (A)	2,000	2,000
Illinois State, Finance Authority, Health Care System, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2050 (A)	1,500	1,612
Illinois State, Finance Authority, University of Illinois Health Services, RB
5.000%, 10/01/2023	250	264
Illinois State, GO
5.000%, 05/01/2022	1,000	1,007
5.000%, 07/01/2022	1,020	1,034
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	1,011
Illinois State, Regional Transportation Authority, Ser B, RB
Callable 03/02/2022 @ 100
0.650%, 06/01/2025 (A)	3,400	3,400
Illinois State, Ser A, GO
5.000%, 11/01/2022	15,695	16,111
Illinois State, Ser C, GO
4.000%, 03/01/2023	1,500	1,543
Illinois State, Ser D, GO
5.000%, 11/01/2022	3,000	3,079
5.000%, 11/01/2024	3,530	3,846

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser C, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	$20	$22
Kane, Cook & DuPage Counties, Community College District No. 509, Ser B, GO
4.000%, 12/15/2022	200	205
Mount Vernon, GO, BAM
4.000%, 12/15/2022	1,065	1,090
Peoria, Ser A, GO, BAM
4.000%, 01/01/2023	750	768
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2023	1,270	1,326
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,094
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	213
Tender Option Bond Trust Receipts, Ser 2021-XF1223, RB
0.290%, 06/15/2048 (A)(C)	1,075	1,075
Tender Option Bond Trust Receipts, Ser 2022-XM0978, RB
Callable 01/01/2031 @ 100
0.350%, 01/01/2033 (A)(C)	3,000	3,000
University of Illinois, Auxillary Facilities Systems Revenue Bonds, Ser A, RB
5.000%, 04/01/2022	500	502
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2022	225	230
4.000%, 12/30/2023	250	262
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2022	200	203
3.000%, 12/01/2023	220	226
Will County, Community Unit School District No. 201-U Crete-Monee, GO, AGM
0.000%, 11/01/2022 (D)	1,625	1,613

		62,609

Indiana — 2.8%
Brownsburg, 1999 School Building, RB
Callable 09/01/2022 @ 100
1.750%, 02/01/2023 (C)	2,795	2,807
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 01/15/2023	200	203
3.000%, 07/15/2023	200	205
3.000%, 01/15/2024	250	257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Indiana University Health, RB
Callable 01/01/2025 @ 100
2.250%, 12/01/2058 (A)	$7,150	$7,348
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,932
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2023	1,400	1,468
Marion, High School Building, Ser A, RB
4.000%, 07/15/2022	105	106
4.000%, 01/15/2023	230	236
Rockport City, Indiana Pollution Control Revenue Bonds, AEP Generating Company Project, Ser 1995A, RB
1.350%, 07/01/2025 (A)	1,000	1,003
Rockport City, Indiana Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,869
Tender Option Bond Trust Receipts, Ser 2019-XF0756, RB
Callable 02/01/2029 @ 100
0.290%, 02/01/2049 (A)(C)	3,750	3,750
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,865	5,291

		35,475

Iowa — 0.1%
Iowa State, Finance Authority, RB
Callable 03/02/2022 @ 100
0.240%, 12/01/2041 (A)(B)(C)	1,000	1,000

Kansas — 0.8%
Kansas State, Department of Transportation, Ser C, RB
0.661%, 09/01/2024 (A)	1,000	1,002
0.561%, 09/01/2023 (A)	8,450	8,453

		9,455

Kentucky — 2.2%
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	2,050	2,245
Kentucky State, Housing Corporation, Cambridge Square Project, RB
Callable 02/01/2024 @ 100
0.300%, 08/01/2024 (A)	1,500	1,463

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kentucky State, Housing Corporation, RB
Callable 06/01/2022 @ 100
1.400%, 12/01/2022 (A)	$2,175	$2,178
Kentucky State, Public Energy Authority, Ser A, RB
Callable 03/01/2025 @ 100
4.000%, 12/01/2049 (A)	7,500	8,001
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 07/01/2022	1,000	1,010
Kentucky State, Public Energy Authority, Ser C, RB
4.000%, 06/01/2022	1,430	1,441
4.000%, 12/01/2022	2,000	2,043
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	6,010
Rural, Water Financing Agency, RB
Callable 03/18/2022 @ 100
0.400%, 05/01/2023	2,135	2,109

		26,500

Louisiana — 2.0%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
Callable 05/01/2022 @ 100
0.600%, 05/01/2043 (A)	4,640	4,640
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewer, RB
Callable 08/01/2024 @ 100
0.875%, 02/01/2046 (A)	2,000	1,948
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2007A, RB
1.650%, 09/01/2027 (A)	1,255	1,260
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2010B, RB
2.000%, 10/01/2040 (A)	2,000	2,007
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2013C, RB
1.650%, 09/01/2034 (A)	2,060	2,068
Louisiana State, Stadium & Exposition District, RB
Callable 04/01/2023 @ 100
4.000%, 07/03/2023	500	514
St. James Parish, Louisiana Revenue, Nucor Steel Project, Ser A, RB
Callable 03/02/2022 @ 100
0.300%, 11/01/2040 (A)	3,000	3,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	$8,000	$8,041

		23,478

Maryland — 1.6%
Maryland State, Community Development Administration, Ser A, RB
1.330%, 01/01/2024 (C)	4,000	3,971
Maryland State, Community Development Administration, Ser B, RB
Callable 04/04/2022 @ 100
0.625%, 06/01/2022	775	775
Maryland State, Economic Development, Potomac Electric Power Company Project, RB
1.700%, 09/01/2022	3,000	3,012
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
Callable 01/01/2025 @ 100
5.000%, 07/01/2045 (A)	6,250	6,853
Montgomery County, Trinity Health Credit Group Project, RB
0.600%, 12/01/2041 (A)	1,000	1,000
Tender Option Bond Trust Receipts, Ser 2021-XG0335, RB
Callable 07/01/2031 @ 100
0.230%, 07/01/2051 (A)(B)(C)	4,345	4,345

		19,956

Massachusetts — 2.0%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	350	371
5.000%, 04/01/2025	400	443
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2022	2,195	2,250
5.000%, 10/01/2023	2,400	2,549
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
Callable 03/02/2022 @ 100
0.800%, 07/01/2049 (A)(C)	6,250	6,247
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2022	400	406
Massachusetts State, Development Finance Agency, Ser B, RB
Callable 07/01/2022 @ 100
0.250%, 07/01/2024 (A)	1,000	986

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Springfield College, RB
5.000%, 06/01/2024	$1,015	$1,078
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (C)	2,500	2,380
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	761
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	511
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	616
5.000%, 07/01/2025	850	932
5.000%, 07/01/2026	1,000	1,121
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G, RB, AGM
Callable 03/03/2022 @ 100
0.103%, 07/01/2042 (A)	1,325	1,325
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB
Callable 06/01/2023 @ 100
0.450%, 12/01/2024	1,000	973
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,338

		24,287

Michigan — 2.4%
Carman-Ainsworth, Community Schools, GO
4.000%, 05/01/2023	1,225	1,266
Dearborn, School District, GO, BAM
3.000%, 05/01/2024	970	1,001
Detroit, Downtown Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2022	500	507
5.000%, 07/01/2023	585	614
Hazel Park, School District, GO
4.000%, 05/01/2022	2,290	2,302
4.000%, 05/01/2023	1,515	1,564
Michigan State, Finance Authority, Bronson Healthcare Group, RB
3.500%, 11/15/2044 (A)	2,450	2,494
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	500	507
Michigan State, Finance Authority, Local Government Loan Program, RB, AGM
5.000%, 07/01/2023	1,335	1,405

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	$3,825	$3,968
Michigan State, Housing Development Authority, RB
1.500%, 11/01/2023 (A)	3,000	3,011
Saline, Area Schools, Ser III, GO
5.000%, 05/01/2023	1,035	1,083
5.000%, 05/01/2024	1,050	1,132
Tender Option Bond Trust Receipts, Ser 2021-XF1115, RB
Callable 10/15/2031 @ 100
0.260%, 10/15/2051 (A)(C)	1,700	1,700
Tender Option Bond Trust Receipts, Ser 2021-XF2936, RB
0.370%, 12/01/2022 (A)(B)(C)	1,739	1,739
University of Michigan, RB
0.470%, 04/01/2033 (A)	3,035	3,035
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 04/04/2022 @ 100
5.000%, 12/01/2022	2,000	2,018

		29,346

Minnesota — 0.5%
Central Minnesota, Municipal Power Agency, Southern Twin Cities Transmission Project, RB, AGM
5.000%, 01/01/2024	285	304
Maple Grove, Health Care Facilities Revenue, RB
4.000%, 05/01/2022	475	478
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	595	571
1.050%, 07/01/2026	1,200	1,152
0.950%, 01/01/2026	1,190	1,147
0.875%, 07/01/2025	1,180	1,143
0.800%, 01/01/2025	585	569
Minnesota State, Rural Water Finance Authority, RB
Callable 04/04/2022 @ 100
0.300%, 08/01/2022	525	524

		5,888

Mississippi — 0.8%
Lowndes County, Solid Waste Disposal, Weyerhaeuser Co. Project, Ser C, RB
6.800%, 04/01/2022	500	502
Mississippi State, Business Finance, System Energy Resources Project, RB
2.500%, 04/01/2022	2,625	2,629

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Mississippi, Development Bank Special Obligation, Mississippi Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2022	$600	$613
5.000%, 09/01/2023	810	854
Warren County, Mississippi Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	2,001
Warren County, Mississippi Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
Callable 06/16/2025 @ 100
1.375%, 08/01/2027 (A)	2,500	2,483

		9,082

Missouri — 1.0%
Centeral Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	230
2.000%, 03/01/2022	200	200
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2026	460	524
Missouri State, Public Utilities Commission, RB
0.500%, 03/01/2022 (E)	2,000	2,000
Missouri State, Public Utilities Commission, RB
Callable 11/01/2022 @ 100
0.750%, 08/01/2023	5,000	4,961
Mizuho Floater, Ser 2020-MIZ9055, RB
0.450%, 06/01/2033 (A)(B)(C)	2,500	2,500
Mizuho Floater, Ser 2022-MIZ9086, RB
0.450%, 09/01/2034 (A)(B)(C)	2,555	2,555

		12,970

Montana — 0.3%
Mizuho Floater, Ser 2021-MIZ9061, RB
0.450%, 06/01/2034 (A)(B)(C)	2,015	2,015
Mizuho Floater, Ser 2021-MIZ9062, RB
0.450%, 06/01/2034 (A)(B)(C)	1,105	1,105
Montana State, Facility Finance Authority, Billings Clinic Obligated Group, RB
5.000%, 08/15/2023	440	460

		3,580

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska — 1.0%
Douglas County, Hospital Authority No. 2, Ser A, RB
Callable 03/23/2022 @ 100
0.700%, 05/15/2033 (A)(C)	$5,000	$5,001
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2023 @ 100
0.600%, 01/01/2051 (A)	4,200	4,160
Tender Option Bond Trust Receipts, Ser 2022-XM0964, RB
0.330%, 09/01/2032 (A)(C)	4,025	4,025

		13,186

Nevada — 0.1%
Washoe County, Water Facilities Refunding Revenue, AMT, RB
2.050%, 03/01/2036 (A)	1,000	1,001

New Jersey — 5.4%
Bayonne, GO, AGM
0.000%, 07/01/2023 (D)	1,000	984
Gloucester County, Improvement Authority, The Rowan University Student Project, RB
Callable 04/04/2022 @ 100
0.600%, 03/01/2024	500	488
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	1,000	1,035
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	1,000	1,000
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,299
New Jersey State, Economic Development Authority, Cigarette Tax, Ser S, RB
5.000%, 06/15/2022	200	202
New Jersey State, Economic Development Authority, Motor Vehicle Surcharges, Ser A, RB
4.000%, 07/01/2022	4,125	4,169
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,951
5.250%, 04/01/2027 (A)	3,320	3,833
5.000%, 06/15/2023	455	477

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	$1,590	$1,644
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
1.450%, 09/01/2025 (A)	1,050	1,063
New Jersey State, Economic Development Authority, Ser GGG, RB
5.250%, 09/01/2023 (C)	3,500	3,704
New Jersey State, Economic Development Authority, Ser KK, RB
5.000%, 03/01/2022	600	600
New Jersey State, Economic Development Authority, Transit Corp. Project, Ser B, RB
5.000%, 11/01/2024	14,780	16,088
New Jersey State, Housing & Mortgage Finance Agency, RB
Callable 06/01/2022 @ 100
0.750%, 05/01/2023 (A)	1,000	1,000
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,276
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,087
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,345	1,442
New Jersey State, Turnpike Authority, Ser C, RB
0.761%, 01/01/2023 (A)	5,665	5,669
New Jersey State, Turnpike Authority, Ser D1, RB
0.861%, 01/01/2024 (A)	1,000	1,005
Newark, Board of Education, GO
5.000%, 07/15/2024	600	648
Newark, Ser A, GO
5.000%, 10/01/2022	850	868
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,626
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,149
Orange Township, GO, AGM
2.000%, 12/01/2022	845	851

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Passaic, Ser A, GO
5.000%, 08/01/2022	$680	$692
5.000%, 08/01/2024	695	753
5.000%, 08/01/2025	700	778
Plainfield, GO
1.000%, 08/16/2022	4,000	4,001
Plainfield, GO, AGM
4.000%, 08/15/2023	1,220	1,271

		67,653

New Mexico — 0.2%
Farmington, Pollution Control Revenue, AMT, RB
1.200%, 06/01/2040 (A)	1,750	1,751
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	638

		2,389

New York — 11.9%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8063, AMT, RB
Callable 04/18/2022 @ 100
0.600%, 10/01/2045 (A)(B)(C)	1,945	1,945
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	1,245	1,360
Long Island, Power Authority, Ser B, RB
Callable 03/01/2024 @ 100
1.650%, 09/01/2049 (A)	2,000	2,012
Long Island, Power Authority, Ser B, RB
Callable 03/01/2025 @ 100
0.850%, 09/01/2050 (A)	2,000	1,937
Metropolitan New York, Transportation Authority, RB, AGM
Callable 01/01/2024 @ 100
0.584%, 11/01/2032 (A)	1,000	1,001
Metropolitan New York, Transportation Authority, Ser A, RB, BAN
5.000%, 02/01/2023	2,100	2,173
Metropolitan New York, Transportation Authority, Ser D, RB
0.650%, 11/15/2044 (A)	1,000	1,001
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 01/01/2024 @ 100
0.364%, 11/01/2035 (A)	2,855	2,837
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2022	400	412
5.000%, 12/01/2023	400	425
5.000%, 12/01/2024	550	601
New Paltz, Ser D, GO
1.500%, 10/07/2022	9,231	9,256

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	$2,635	$2,712
New York & New Jersey, Port Authority, Ser 195, AMT, RB
5.000%, 10/01/2022	2,055	2,102
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	794
New York City, Housing Development Authority, RB
Callable 05/01/2022 @ 100
1.100%, 11/01/2059 (A)	12,500	12,389
New York City, Housing Development Authority, RB, FHA
Callable 07/01/2023 @ 100
0.600%, 05/01/2061 (A)	3,000	2,894
New York City, Housing Development Authority, Ser C, RB
Callable 03/18/2022 @ 100
2.350%, 07/01/2022	8,730	8,769
New York City, Housing Development Authority, Ser S, RB
Callable 03/23/2022 @ 100
2.100%, 11/01/2058 (A)	600	600
New York City, Industrial Development Agency, Sustainability Bonds, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	750	801
New York City, Ser 3-REM, GO
Callable 03/02/2022 @ 100
0.370%, 04/01/2042 (A)	1,500	1,500
New York City, Ser C, GO, AGC
Callable 03/04/2022 @ 100
0.330%, 10/01/2027 (A)	2,100	2,100
New York City, Ser F, GO
5.000%, 03/01/2023	1,500	1,561
New York City, Ser F, GO
Callable 04/04/2022 @ 100
5.000%, 08/01/2024	750	753
New York City, Sub-Ser A-4, GO, AGM
Callable 03/03/2022 @ 100
0.320%, 08/01/2026 (A)	1,525	1,525
New York City, Water & Sewer System, RB
Callable 03/02/2022 @ 100
0.370%, 06/15/2033 (A)	10,100	10,100
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2024	1,025	1,112
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
Callable 03/23/2022 @ 100
0.850%, 11/01/2024	3,890	3,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
Callable 09/01/2023 @ 100
0.950%, 05/01/2025	$2,110	$2,059
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB
Callable 07/01/2022 @ 100
0.750%, 05/01/2025	3,500	3,381
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
Callable 03/23/2022 @ 100
1.600%, 11/01/2024	5,000	5,020
New York State, Mortgage Agency Revenue, AMT, RB
2.250%, 04/01/2022	500	501
New York State, Transportation Development, Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
5.000%, 01/01/2023	1,365	1,407
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2022	250	256
5.000%, 12/01/2023	645	679
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2023	1,800	1,899
5.000%, 12/01/2024	900	975
5.000%, 12/01/2025	800	882
5.000%, 12/01/2026	1,000	1,124
New York State, Urban Development, Ser A, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2025	1,370	1,427
Nuveen, New York AMT-Free Quality Municipal Income Fund, Tax Exempt
Callable 03/02/2022 @ 100
0.400%, 05/01/2047 (A)(C)	4,000	4,000
Oyster Bay, GO
4.000%, 11/01/2022	870	888
Oyster Bay, Ser B, GO, BAM
5.000%, 08/15/2022	1,000	1,019
Rochester, Ser II, GO, BAN
2.000%, 08/03/2022	1,000	1,006
Tender Option Bond Trust Receipts, Ser 2020-XM0831, RB
Callable 01/01/2030 @ 100
0.300%, 01/01/2053 (A)(C)	2,000	2,000

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2021-XF1125, RB
Callable 11/15/2031 @ 100
0.260%, 05/15/2051 (A)(C)	$2,000	$2,000
Tender Option Bond Trust Receipts, Ser 2021-XG0321, RB
Callable 09/15/2030 @ 100
0.260%, 03/15/2048 (A)(C)	2,505	2,505
Tompkins-Seneca-Tioga, Board of Cooperative Educational Services, RB
2.000%, 06/30/2022	20,000	20,069
Triborough, Bridge & Tunnel Authority, RB
5.000%, 05/15/2050 (A)	3,000	3,409
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,655	1,702
Troy, GO
1.500%, 07/29/2022	5,000	5,012
Yonkers, Ser A, GO
5.000%, 09/01/2022	1,000	1,009
5.000%, 09/01/2023	1,000	1,045
4.000%, 02/15/2023	265	272
Yonkers, Ser A, GO, BAM
5.000%, 09/01/2024	565	607
5.000%, 09/01/2025	750	826
Yonkers, Ser B, GO
4.000%, 02/15/2023	280	288
Yonkers, Ser B, GO, BAM
5.000%, 10/15/2022	700	706
5.000%, 10/15/2023	690	721
5.000%, 10/15/2024	500	537
5.000%, 10/15/2025	500	550

		148,287

North Carolina — 1.9%
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	978
Columbus County, Industrial Facilities & Pollution Control Financing Authority, Internal Paper Company Project, RB
1.375%, 05/01/2034 (A)	1,000	994
North Carolina State, Housing Finance Agency, Ser 47, RB, GNMA/FNMA/FHLMC
0.250%, 01/01/2024	1,930	1,889
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024	17,090	18,241

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of North Carolina at Chapel Hill, Ser A, RB
Callable 05/09/2022 @ 100
0.279%, 12/01/2041 (A)	$2,000	$1,997

		24,099

North Dakota — 0.2%
Cass County, Joint Water Resource District, Ser A, GO
Callable 11/01/2022 @ 100
0.480%, 05/01/2024	1,000	975
Larimore, GO
Callable 05/01/2022 @ 100
0.850%, 05/01/2024	1,700	1,654

		2,629

Ohio — 2.2%
American Municipal Power, BAN
1.250%, 11/30/2022	310	311
American Municipal Power, City of Wapakoneta Project, Ser E, BAN
1.000%, 06/23/2022	500	500
American Municipal Power, Columbus Pioneer Village, BAN
1.250%, 12/01/2022	315	316
American Municipal Power, Combined Hydroelectric Project, RB
5.000%, 02/15/2023	1,000	1,039
American Municipal Power, Combined Hydroelectric Project, RB
Callable 02/15/2024 @ 100
1.000%, 02/15/2048 (A)	1,465	1,451
American Municipal Power, Freemont Energy Center Project, RB
5.000%, 02/15/2023	500	519
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	940	1,009
Cleveland, Airport System Revenue, Ser A, AMT, RB
5.000%, 01/01/2025	750	816
Columbus, Ser A, GO
Pre-Refunded @ 100
4.000%, 08/15/2022 (F)	1,875	1,904
Dayton, School District, RB
3.000%, 12/01/2025	170	178
Fairview Park, City School District, GO
0.000%, 12/01/2022 (D)	515	512
Lancaster, Port Authority, Ser A, RB
Callable 11/01/2024 @ 101
5.000%, 08/01/2049 (A)	3,700	4,045
Lorain, Ser A, GO, BAN
1.500%, 05/04/2022	1,000	1,001

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	$3,000	$3,035
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB
Callable 04/01/2022 @ 100
0.340%, 01/15/2033 (A)	1,405	1,405
Ohio State, Higher Educational Facility Commission, Xavier University Project, RB
5.000%, 05/01/2023	390	407
Ohio State, Ser A, RB
5.000%, 06/15/2024	600	651
Ohio State, Ser D, RB
5.000%, 01/15/2039 (A)	1,275	1,348
Ohio State, University Hospital Project, RB
5.000%, 01/15/2023	200	207
5.000%, 01/15/2024	200	214
Ohio State, University Hospital Project, RB
Callable 03/02/2022 @ 100
0.300%, 01/15/2049 (A)	1,500	1,500
Port of Greater Cincinnati, Development Authority, Convention Center Hotel Acquisition & Demolition Project, Ser A, RB
Callable 05/01/2022 @ 100
3.000%, 05/01/2023	5,000	5,004

		27,372

Oklahoma — 0.9%
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,024
Oklahoma State, Development Finance Authority, Gilcrease Expressway West Project, AMT, RB
Callable 06/30/2022 @ 100
1.625%, 07/06/2023	2,840	2,842
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 03/02/2022 @ 100
0.350%, 08/15/2031 (A)	2,305	2,305
Oklahoma State, Development Finance Authority, Integris Obligated Group, RB
Callable 04/01/2022 @ 100
0.380%, 08/15/2031 (A)	850	850
Osage County, Industrial Authority, RB
Callable 09/01/2022 @ 100
2.000%, 09/01/2023	2,000	2,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2020-XF2884, RB
Callable 09/01/2029 @ 100
0.240%, 09/01/2045 (A)(B)(C)	$1,365	$1,365
University of Oklahoma, Ser B, RB
4.000%, 07/01/2022	350	354

		10,744

Oregon — 0.1%
Deschutes & Jefferson Counties, School District, GO
0.000%, 06/15/2024 (D)	470	456
Port of Morrow, Ser A, GO
4.000%, 06/01/2022	220	222
4.000%, 06/01/2023	300	310
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	275	289
Salem Hospital, Facility Authority, RB
5.000%, 05/15/2025	130	141
Tender Option Bond Trust Receipts, Ser 2021-XF1123, RB
Callable 10/01/2037 @ 100
0.450%, 10/01/2061 (A)(C)	1,600	1,600

		3,018

Pennsylvania — 6.6%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, RB
5.000%, 07/15/2023	1,295	1,365
Bethlehem, School District Authority, RB
Callable 11/01/2024 @ 100
0.384%, 07/01/2031 (A)	1,000	993
Central Bradford, Progress Authority, Guthrie Clinic Project, RB
Callable 04/01/2022 @ 100
0.380%, 12/01/2041 (A)	2,565	2,565
Cumberland County, Municipal Authority, AICUP Financing Program-Messiah College Project, RB
3.750%, 05/01/2044 (A)	1,000	1,000
Kiski, School District, GO, BAM
5.000%, 03/01/2024	550	590
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	272
Lehigh County, General Purpose Authority, Lehigh Valley Academy, RB
4.000%, 06/01/2024	600	629
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	3,610	3,622

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Higher Education & Health Authority, Abington Memorial Hospital Obligated Group, RB
5.000%, 06/01/2022	$380	$384
Montgomery County, Higher Education & Health Authority, AICUP Financing Program-Gwynedd Mercy University Project, RB
4.000%, 05/01/2036 (A)	1,075	1,080
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	108
2.000%, 02/01/2023	200	202
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,323
4.000%, 08/01/2025	1,090	1,164
Pennsylvania State, Economic Development Financing Authority, AMT, RB
0.250%, 04/01/2049 (A)	750	749
Pennsylvania State, Economic Development Financing Authority, PPL Electric Utilities, RB
0.400%, 10/01/2023	1,700	1,666
Pennsylvania State, Economic Development Financing Authority, Republic Services Project, AMT, RB
0.230%, 06/01/2044 (A)	1,750	1,749
Pennsylvania State, Economic Development Financing Authority, UMPC Revenue Bonds, RB
5.000%, 04/15/2022	450	452
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
Callable 12/01/2023 @ 100
0.600%, 06/01/2041 (A)	500	498
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
Callable 05/01/2024 @ 100
1.750%, 08/01/2038 (A)	7,250	7,199
Pennsylvania State, Higher Educational Facilities Authority, Abington Memorial Hospital Obligation Group, Ser A, RB
5.000%, 06/15/2023	6,140	6,451
5.000%, 06/15/2024	11,725	12,687
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program-York College of Pennsylvania Project, RB
3.000%, 05/01/2033 (A)	940	942

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
Pre-Refunded @ 100
5.000%, 09/01/2022 (F)	$300	$306
Pennsylvania State, Housing Finance Agency, RB
1.500%, 07/01/2024 (A)	4,000	4,012
Pennsylvania State, Housing Finance Agency, RB
Callable 02/01/2024 @ 100
1.250%, 02/01/2025 (A)	4,000	3,983
Pennsylvania State, Housing Finance Agency, Ser 120, RB
Callable 10/01/2025 @ 100
2.350%, 04/01/2027	1,295	1,317
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2024	1,470	1,577
4.000%, 12/01/2025	720	788
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2023 @ 100
0.800%, 12/01/2023 (A)	2,500	2,513
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2022 @ 100
0.900%, 12/01/2023 (A)	2,000	2,008
Philadelphia, Airport Revenue, Ser A, RB
5.000%, 07/01/2024	1,470	1,589
Philadelphia, Authority for Industrial Development, RB
Callable 04/01/2022 @ 100
0.370%, 09/01/2050 (A)	3,500	3,500
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2022	2,700	2,756
5.000%, 09/01/2023	3,000	3,166
Pittsburgh, Water & Sewer Authority, Ser C, RB, AGM
Callable 06/01/2023 @ 100
0.850%, 09/01/2040 (A)	2,000	2,012
Southcentral Pennsylvania, General Authority, RB
5.000%, 05/01/2023	135	141
Southcentral Pennsylvania, General Authortiy, RB
5.000%, 05/01/2022	100	101
Tender Option Bond Trust Receipts, Ser 2020-XF2885, RB
Callable 09/01/2028 @ 100
0.240%, 09/01/2037 (A)(B)(C)	1,250	1,250

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser XL0180, RB
Callable 12/01/2031 @ 100
0.260%, 12/01/2051 (A)(C)	$1,680	$1,680
University of Pittsburgh, Commonwealth System of Higher Education, RB
Callable 08/15/2023 @ 100
0.560%, 02/15/2024 (A)	2,850	2,859
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	517

		83,765

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2022	145	147
5.000%, 07/01/2024	140	150

		297

Rhode Island — 0.3%
Rhode Island, Housing & Mortgage Finance, Ser S, RB
Callable 04/01/2022 @ 100
0.450%, 10/01/2040 (A)	1,000	986
Rhode Island, Student Loan Authority, Ser A, AMT, RB
Callable 12/01/2022 @ 100
5.000%, 12/01/2023	2,475	2,547

		3,533

South Carolina — 1.2%
Patriots Energy Group, Financing Agency, Ser A, RB
Callable 11/01/2023 @ 100
4.000%, 10/01/2048 (A)	6,885	7,198
South Carolina, Jobs-Economic Development Authority, Prism Health Obligation Group, RB
Callable 03/02/2022 @ 100
0.380%, 05/01/2048 (A)	5,350	5,350
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	525	567
Spartanburg County, School District, Ser D, GO
5.000%, 03/01/2022	2,180	2,180

		15,295

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 0.6%
Lewisburg, Industrial Development Board, Multifamily Housing Revenue, Lewisburg Summit Apartments Project, RB
1.550%, 09/01/2022 (A)	$2,000	$2,000
Memphis, Health Educational & Housing Facility Board, Burkle & Main Apartments Project, Ser 2019, RB
1.400%, 11/01/2022 (A)	1,300	1,301
Memphis, Health Educational & Housing Facility Board, Chickasaw Place Apartments Project, Ser 2020, RB
0.625%, 06/01/2023 (A)	1,160	1,160
Tennergy, Gas Revenue, Ser A, RB
4.000%, 09/01/2024	500	530
Tennessee, Energy Acquisition Gas Project, RB
5.000%, 11/01/2022	1,500	1,538
Tennessee, Energy Acquisition Gas Project, Ser A, RB
Callable 02/01/2023 @ 100
4.000%, 05/01/2048 (A)	785	806

		7,335

Texas — 9.7%
Alamito, Public Facilities Corporation, HACEP Rad Conversion Program, RB
Callable 03/23/2022 @ 100
1.510%, 05/01/2037 (A)	1,500	1,501
Alvin, Independent School District, Ser B, GO, PSF-GTD
0.450%, 02/15/2036 (A)	2,000	1,982
Angelina & Neches, River Authority, Jefferson Enterprise Energy Project, AMT, RB
0.450%, 12/01/2045 (A)	8,000	7,991
Beaumont, GO
5.000%, 03/01/2024	265	285
Capital Area, Housing Finance, Mission Trail At El Camino Real Apartments, RB
Callable 03/23/2022 @ 100
2.100%, 09/01/2037 (A)	2,000	2,002
Central Texas, Regional Mobility Authority, Ser F, RB
Callable 07/01/2024 @ 100
5.000%, 01/01/2025	1,500	1,617
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	1,000	965
Clifton, Higher Education Finance, Ser A, RB
5.000%, 08/15/2024	350	377

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Coastal Bend, Health Facilities, Ser B, RB, AGM
Callable 03/03/2022 @ 100
0.300%, 07/01/2031 (A)	$1,975	$1,975
Cypress-Fairbanks, Independent School District, Ser A, GO, PSF-GTD
1.250%, 02/15/2036 (A)	1,165	1,168
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
0.280%, 02/15/2040 (A)	1,435	1,392
Dallas County, Hospital District, GO
5.000%, 08/15/2022	1,875	1,911
Dallas Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2024	1,500	1,642
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2024	1,000	1,095
5.000%, 11/01/2026	1,250	1,438
5.000%, 11/01/2027	1,750	2,054
Denton, Independent School District, GO, PSF-GTD
2.000%, 08/01/2043 (A)	1,950	1,975
East Downtown, Redevelopment Authority, RB
5.000%, 09/01/2023	390	411
5.000%, 09/01/2025	295	326
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
1.950%, 08/01/2049 (A)	1,660	1,668
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	795	784
0.720%, 08/01/2051 (A)	1,000	958
Galveston, Public Facility, The Oleanders at Broadway, RB
0.470%, 08/01/2025 (A)	1,500	1,457
Hale Center, Education Facilities, RB
5.000%, 03/01/2023	455	470
5.000%, 03/01/2024	850	900
5.000%, 03/01/2025	450	486
Harlandale, Independent School District, GO, BAM
Callable 08/15/2022 @ 100
2.000%, 08/15/2040 (A)	3,390	3,409
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101
5.000%, 07/01/2049 (A)	2,500	2,575

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2022 @ 101
5.000%, 06/01/2032 (A)	$2,040	$2,104
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
Callable 09/01/2024 @ 101
5.000%, 06/01/2032 (A)	1,525	1,669
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
Callable 04/04/2022 @ 100
0.900%, 05/15/2050 (A)	1,000	1,000
Harris County, Health Facilities Development, Christus Health Project, Ser A, RB, AGM
Callable 03/03/2022 @ 100
0.050%, 07/01/2031 (A)	1,825	1,825
Houston, Airport System Revenue, Ser D, RB
5.000%, 07/01/2023	1,365	1,435
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	1,000	1,002
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	2,190	2,234
Midland County, Public Facility, RB
Callable 12/01/2022 @ 100
0.350%, 06/01/2024 (A)	1,000	989
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	2,024
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	1,305	1,298
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2023	315	323
3.000%, 08/15/2024	325	337
3.000%, 08/15/2025	335	350
North Texas, Tollway Authority, RB
5.000%, 01/01/2023	185	191
Odessa, Housing Finance, Vera Odessa Apartment Project, RB, FHA
Callable 09/01/2022 @ 100
0.350%, 09/01/2023 (A)	1,500	1,487
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	325	345
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	226

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	$8,705	$8,806
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A, RB, FNMA
0.500%, 05/01/2024	1,190	1,167
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,071
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	1,750	1,801
South San Antonio, Independent School District, GO, PSF-GTD
0.000%, 08/15/2022 (D)	1,500	1,496
Tender Option Bond Trust Receipts, Ser 2021-MS0002, RB
Callable 06/15/2024 @ 100
0.400%, 06/15/2056 (A)(B)(C)	4,000	4,000
Tender Option Bond Trust Receipts, Ser 2021-XF1098, RB
0.450%, 01/01/2061 (A)(C)	10,550	10,550
Tender Option Bond Trust Receipts, Ser 2021-XF1099, RB
Callable 01/01/2038 @ 100
0.450%, 01/01/2061 (A)(C)	2,710	2,710
Tender Option Bond Trust Receipts, Ser 2021-XF1102, RB
Callable 07/01/2033 @ 104
0.450%, 07/01/2061 (A)(B)(C)	2,195	2,195
Tender Option Bond Trust Receipts, Ser 2021-XF1109, RB
Callable 08/01/2033 @ 103
0.450%, 07/01/2061 (A)(C)	5,900	5,900
Tender Option Bond Trust Receipts, Ser 2021-XF1119, RB
Callable 08/01/2034 @ 104
0.450%, 08/01/2061 (A)(C)	5,400	5,400
Tender Option Bond Trust Receipts, Ser XL0182, RB
Callable 07/01/2031 @ 100
0.260%, 07/01/2046 (A)(B)(C)	500	500
Texas State, Department of Housing & Community Affairs, RB
Callable 03/23/2022 @ 100
0.700%, 08/01/2040 (A)	1,830	1,816
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
Callable 03/02/2022 @ 100
0.836%, 12/15/2026 (A)	955	958
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
0.824%, 09/15/2027 (A)	3,000	3,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2022	$1,800	$1,849
5.000%, 12/15/2023	500	528
Texas State, Municipal Power Agency, RB, AGM
3.000%, 09/01/2022	620	627
3.000%, 09/01/2023	1,500	1,543
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2023	235	246
4.500%, 08/15/2024	245	263
4.500%, 08/15/2025	250	274

		120,353

Utah — 0.0%
Utah State, Infrastructure Agency, RB
4.000%, 10/15/2022	325	331
Vineyard Redevelopment Agency, RB, AGM
5.000%, 05/01/2023	400	418

		749

Virginia — 1.5%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	2,000	2,120
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
0.450%, 12/01/2041 (A)	2,000	1,999
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,082
Mizuho Floater, Ser 2020-MIZ9025, RB
Callable 04/04/2022 @ 100
0.290%, 11/01/2035 (A)(B)(C)	4,600	4,600
Peninsula, Ports Authority, Dominion Terminal Associates Project, Ser R, RB
1.700%, 10/01/2033 (A)	500	502
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB
Callable 07/01/2022 @ 100
5.500%, 01/01/2042	2,000	2,028

		17,331

Washington — 0.9%
Central Puget Sound, Regional Transit Authority Sales & Rental Car Taxes Revenue, Ser 2015S, RB
Callable 11/01/2025 @ 100
0.400%, 11/01/2045 (A)	6,000	6,055

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Puget Sound, Regional Transit Authority, Ser S, RB
Callable 11/01/2022 @ 100
0.650%, 11/01/2045 (A)	$1,525	$1,529
Port of Seattle, Ser D, AMT, RB
5.000%, 05/01/2024	1,500	1,615
Seattle, Housing Authority, Northgate Plaza Project, RB
Callable 06/01/2023 @ 100
1.000%, 06/01/2026	1,000	972
Tobacco Settlement Authority, RB
5.000%, 06/01/2022	1,250	1,263
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2023	125	130
5.000%, 05/01/2024	160	171

		11,735

West Virginia — 0.4%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,562
West Virginia, Economic Development Authority, Wheeling Power Company - Mitchell Project, AMT, RB
3.000%, 06/01/2037 (A)	2,000	2,004

		4,566

Wisconsin — 3.0%
Clayton Town, Winnebago County, Ser B, RB
Callable 06/01/2024 @ 100
2.000%, 06/01/2026	1,155	1,152
Kaukauna, Sanitary Sewer System Revenue, Ser C, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	240	241
Kaukauna, Storm Water System Revenue, Ser D, RB
Callable 09/01/2022 @ 100
2.625%, 09/01/2024	660	664
Public Finance Authority, Renown Regional Medical Center, RB
5.000%, 06/01/2022	550	556
Public Finance Authority, Waste Management Inc. Project, AMT, RB
1.100%, 07/01/2029 (A)	10,550	10,086
1.100%, 04/01/2033 (A)	3,000	2,868
Tender Option Bond Trust Receipts, Ser 2020-XF2873, RB
Callable 04/04/2022 @ 105
0.420%, 04/01/2032 (A)(B)(C)	1,400	1,400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2020-XF2887, RB
Callable 06/15/2026 @ 108
0.420%, 06/15/2038 (A)(B)(C)	$750	$750
Tender Option Bond Trust Receipts, Ser 2020-XF2925, RB
Callable 06/15/2030 @ 100
0.370%, 06/15/2045 (A)(B)(C)	1,565	1,565
Tender Option Bond Trust Receipts, Ser 2021-XF1222, RB, AGM
0.300%, 12/15/2050 (A)(C)	1,075	1,075
Tender Option Bond Trust Receipts, Ser 2021-XF2931, RB
Callable 06/15/2031 @ 100
0.370%, 12/15/2040 (A)(B)(C)	515	515
Tender Option Bond Trust Receipts, Ser 2021-XF2933, RB
Callable 06/15/2029 @ 100
0.370%, 12/15/2040 (A)(C)	1,650	1,650
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/2022 @ 100
0.380%, 02/15/2053 (A)	1,000	1,000
Wisconsin State, Health & Educational Facilities Authority, Saint John's Communities, RB
3.000%, 09/15/2022	110	111
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,204
0.650%, 03/01/2025	1,700	1,651
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
Callable 05/01/2023 @ 100
0.500%, 11/01/2050 (A)	600	581
Wisconsin State, Ser A, GO
Pre-Refunded @ 100
4.000%, 05/01/2022 (F)	10,715	10,776

		37,845

Wyoming — 0.2%
Sweetwater County, Ser R, AMT, RB
Callable 03/02/2022 @ 100
0.080%, 11/01/2025 (A)	2,100	2,100

Multi-State — 2.2%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8084, RB
Callable 03/08/2022 @ 100
0.430%, 04/01/2031 (A)(C)	6,050	6,050
JPMorgan Chase Putters, Ser 5027, AMT, RB
0.350%, 03/20/2024 (A)(C)	10,800	10,800

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
JPMorgan Chase Putters, Ser 5033, AMT, RB
0.350%, 11/16/2024 (A)(B)(C)	$100	$100
Tender Option Bond Trust Receipts, Ser 2021-XF1132, RB
Callable 12/01/2037 @ 100
0.450%, 12/01/2061 (A)(B)(C)	7,200	7,200
Tender Option Bond Trust Receipts, Ser 2021-XF2945, RB
Callable 12/15/2029 @ 104
0.370%, 06/15/2043 (A)(B)(C)	2,840	2,840

		26,990

Total Municipal Bonds
(Cost $1,242,578) ($ Thousands)		1,236,353

TAX EXEMPT COMMERCIAL PAPER — 0.6%
Mercer County
0.210%, 03/23/2022	2,235	2,235
University of Texas, Board of Regents
0.100%, 03/08/2022	5,000	5,000
Total Tax Exempt Commercial Paper
(Cost $7,235) ($ Thousands)		7,235

Total Investments in Securities — 99.9%
(Cost $1,249,813) ($ Thousands)		$1,243,588

Percentages are based on Net Assets of $1,244,257 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $225,975 ($ Thousands), representing 18.2% of the Net Assets of the Fund.

(D)	Zero coupon security.
(E)	Security is escrowed to maturity.
(F)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AICUP— Association of Independent Colleges & Universities of Pennsylvania
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
BAN— Bond Anticipation Note
COP— Certificate of Participation
FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HACEP— Housing Authority of the City of EI Paso
LLC — Limited Liability Company
PSF-GTD — Public Schools Fund Guarantee
RB — Revenue Bond
Ser — Series
TA — Tax Allocation
USD — U.S. Dollar

As of February 28, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi- Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

California Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
California — 98.9%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,517
5.000%, 09/02/2025	990	1,113
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2023	2,160	2,288
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,325
5.000%, 02/01/2028	4,000	4,749
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,402
Burbank, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 12/01/2023	625	667
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
Callable 05/01/2031 @ 101
4.000%, 02/01/2052 (A)	5,000	5,697
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	489
5.000%, 04/01/2030	425	530
5.000%, 04/01/2031	470	597
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	$650	$730
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023	830	876
California State, GO
5.000%, 08/01/2026	9,000	10,360
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,450
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,139
5.000%, 08/01/2031	5,000	5,870
California State, GO
Callable 11/01/2030 @ 100
5.000%, 11/01/2031	7,500	9,455
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,623
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,785
California State, Health Facilities Financing Authority, City of Hope Project, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2027	1,200	1,319
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,030
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,935
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2039 (A)	1,500	1,754
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	2,100
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,188
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 11/15/2026	$500	$578
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	966	1,065
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,445	1,632
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,065
5.000%, 11/01/2030	3,000	3,790
California State, Infrastructure & Economic Development Bank, Ser B, RB
Callable 08/01/2029 @ 100
5.000%, 11/01/2029	2,125	2,620
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2024	500	535
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,205
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,106
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	556
5.000%, 07/01/2027	1,170	1,367
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	513
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
Callable 10/01/2026 @ 100
4.000%, 10/01/2029	1,260	1,369
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
Callable 06/30/2028 @ 100
5.000%, 12/31/2028	1,000	1,164
5.000%, 06/30/2029	1,300	1,513
5.000%, 12/31/2029	1,000	1,163
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	558
5.000%, 06/01/2026	310	355

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	$700	$828
5.000%, 05/15/2030	900	1,079
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	567
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(B)	2,000	1,966
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,142
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,361
California State, Public Works Board, Various Corrections Facilities Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	3,922
California State, School Facilities Project, GO
Callable 11/01/2023 @ 100
5.000%, 11/01/2029	3,000	3,190
California State, School Finance Authority, Aspire Public Schools, RB
5.000%, 08/01/2023 (B)	760	799
5.000%, 08/01/2023 (B)(C)	65	69
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2023	500	529
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,935
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
Callable 05/15/2031 @ 100
4.000%, 05/15/2046	1,000	1,101

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Viamonte Senior Living Project, RB
Callable 04/04/2022 @ 100
3.000%, 07/01/2025	$875	$876
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,242
California State, University Systemwide, Ser B-2-REMK, GO
Callable 05/01/2026 @ 100
0.550%, 11/01/2049 (A)	3,000	2,865
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	5,793
5.000%, 03/01/2029	1,300	1,588
California State, Various Purpose, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	3,000	3,204
California State, Various Purpose, GO
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,230	1,520
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,307
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100
6.000%, 05/01/2034	2,750	3,027
Chabot-Las Positas, Community College District, Ser B, GO
Callable 08/01/2029 @ 100
3.000%, 08/01/2030	1,250	1,359
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	1,325	1,452
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,106
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
Callable 03/15/2029 @ 100
3.050%, 04/15/2034	1,475	1,551
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,653
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (C)	3,365	3,749
5.000%, 06/01/2026 (C)	1,500	1,716
5.000%, 06/01/2027 (C)	5,000	5,867
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
Callable 09/01/2028 @ 100
5.000%, 09/01/2029	2,275	2,716

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	$730	$800
5.000%, 11/01/2025	1,000	1,127
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	685
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,111
5.000%, 05/01/2026	500	570
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	473
5.000%, 08/01/2025	570	638
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,150
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,249
5.000%, 05/15/2027	2,000	2,324
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	1,000	1,082
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,631
Long Beach, Marina Revenue, RB
5.000%, 05/15/2022	900	907
5.000%, 05/15/2023	700	728
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	684
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,759
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,194
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	3,360
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser D, AMT, RB
5.000%, 05/15/2026	1,000	1,131
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 05/15/2027	$6,990	$8,057
5.000%, 05/15/2028	1,000	1,174
5.000%, 05/15/2029	3,000	3,585
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	1,000	1,124
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,213
Los Angeles, Department of Airports, Ser D, RB
5.000%, 05/15/2025	1,170	1,302
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,121
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	2,000	2,235
5.000%, 07/01/2026	1,000	1,149
5.000%, 07/01/2029	3,940	4,848
Los Angeles, Unified School District, Ser A, GO
Callable 01/01/2031 @ 100
5.000%, 07/01/2031	5,000	6,341
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100
5.000%, 07/01/2029	1,000	1,192
Northern California, Energy Authority, Ser A, RB
Callable 04/01/2024 @ 100
4.000%, 07/01/2049 (A)	3,000	3,152
Northern California, Tobacco Securitization Authority, RB
Callable 12/01/2030 @ 100
4.000%, 06/01/2049	1,500	1,601
Palm Desert, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,310
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
Callable 06/01/2025 @ 100
5.000%, 06/01/2028	1,100	1,211
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,154
Redlands, Unified School District, San Bernadino County, GO
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,184

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	$560	$627
5.000%, 10/01/2026	500	575
Riverside, Unified School District, Ser B, GO
Callable 08/01/2027 @ 100
4.000%, 08/01/2028	1,000	1,129
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	583
5.000%, 09/01/2025	1,000	1,122
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,143
Sacramento County, Sanitation Districts Financing Authority, RB
5.000%, 12/01/2028	1,000	1,222
5.000%, 12/01/2029	500	624
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	984
Sacramento, Municipal Utility District, Financing Authority, Cosumnes Project, Ser D, RB
5.000%, 08/15/2026	1,000	1,152
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,212
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,098
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	552
5.000%, 07/01/2026	400	450
5.000%, 07/01/2027	500	574
5.000%, 07/01/2031	5,000	6,102
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,145
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,314
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,405
San Diego County, Water Authority, Sub-Ser S1, RB
Callable 03/15/2028 @ 100
5.000%, 05/01/2028	2,500	3,005

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	$1,000	$1,168
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2029	300	371
5.000%, 10/15/2030	400	505
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,126
San Diego, Unified School District, Ser E-2, GO
5.000%, 07/01/2031	1,000	1,281
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	559
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
Callable 08/01/2029 @ 100
4.000%, 08/01/2031	2,000	2,321
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,782
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,111
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2031	2,500	3,120
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
Callable 05/01/2031 @ 100
5.000%, 05/01/2032	2,500	3,118
San Francisco City & County, Redevelopment Agency Successor Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	449
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,570
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser, RB
5.000%, 11/01/2026	4,500	5,225

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	$2,000	$2,248
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,094
5.000%, 03/01/2026	1,780	1,989
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	601
5.000%, 03/01/2030	700	856
5.000%, 03/01/2031	860	1,070
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,176
San Mateo-Foster City, Public Financing Authority, Ser B, RB
5.000%, 08/01/2025	1,500	1,683
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
Callable 08/01/2026 @ 100
3.000%, 08/01/2032	1,000	1,048
3.000%, 08/01/2033	2,580	2,702
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,616
Solano County, COP
5.000%, 11/01/2025	700	791
South Orange County, Public Financing Authority, Ser A, Special Tax
Callable 04/04/2022 @ 102
5.000%, 08/15/2023	725	743
5.000%, 08/15/2024	1,000	1,025
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,569
Southern California, Public Power Authority, Magnolia Power Project, RB
5.000%, 07/01/2024	1,120	1,217
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	1,006
Southern California, Public Power Authority, Natural Gas Project, Ser A, RB
5.250%, 11/01/2025	2,930	3,294
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB
Callable 01/01/2024 @ 100
5.000%, 04/01/2024	1,000	1,070
Southern California, Water Replenishment District, RB

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 08/01/2025	$425	$478
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,150
Stockton, Redevelopment Agency Successor Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,150
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	653
4.000%, 08/01/2028	435	492
4.000%, 08/01/2029	735	842
4.000%, 08/01/2030	1,320	1,526
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,133
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,055
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	603
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,162
University of California, Ser BE, RB
5.000%, 05/15/2028	1,000	1,206
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,435
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,160
5.000%, 04/01/2028	2,000	2,341
Western, Municipal Water District Facilities Authority, Ser A, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2033	2,000	2,520

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2025	$1,430	$1,607

Total Municipal Bonds
(Cost $333,542) ($ Thousands)		334,263

Total Investments in Securities — 98.9%
(Cost $333,542) ($ Thousands)		$334,263

Percentages are based on Net Assets of $338,079 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $2,834 ($ Thousands), representing 0.8% of the Net Assets of the Fund.

(C)	Security is escrowed to maturity.

ABAG — Association of Bay Area Governments
AGM— Assured Guaranty Municipal
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
COP— Certificate of Participation
FHLMC — Federal Home Loan Mortgage Corporation
GO — General Obligation
RB — Revenue Bond
SAB— Special Assessment Bond
Ser — Series
TA — Tax Allocation

As of February 28, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

–

The following is a summary of the transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,333	$28,821	$(31,154)	$—	$—	$—	—	$—	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

Massachusetts Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
Massachusetts — 98.7%
Boston, Ser A, GO
5.000%, 04/01/2027	$1,000	$1,177
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	537
Boston, Ser A, GO
Callable 11/01/2030 @ 100
4.000%, 11/01/2031	1,500	1,774
Hingham, GO
Callable 08/15/2028 @ 100
4.000%, 02/15/2030	340	391
4.000%, 02/15/2031	320	366
Lowell, GO
5.000%, 09/01/2027	1,520	1,800
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	640
5.250%, 07/01/2031	750	977
5.000%, 07/01/2025	1,000	1,121
5.000%, 07/01/2026	1,000	1,150
5.000%, 07/01/2027	1,500	1,769
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,275
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023 (A)	500	526
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,656
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,132
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	978

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	$1,000	$1,156
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,219
Massachusetts State, Department of Transportation, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,189
Massachusetts State, Development Finance Agency, Babson College Project, RB
Callable 04/01/2032 @ 100
5.000%, 10/01/2033	1,115	1,432
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	200	210
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,254
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	700
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,230
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	228
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
Callable 04/01/2029 @ 100
5.000%, 10/01/2029	1,000	1,212
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	555
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	542
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	573
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	542
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	231

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	$1,000	$1,155
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,280	2,630
5.000%, 10/15/2028	500	610
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	816
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,078
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	400	478
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB
5.000%, 10/01/2025	970	1,094
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,100
5.000%, 07/01/2025	1,000	1,117
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (B)	500	559
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 07/31/2029 @ 102
5.000%, 07/01/2050 (C)	1,000	1,224
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	553
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	425
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	914
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,153

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	$700	$734
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	210	254
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	998
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	432
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	507
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	624
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	519
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
Callable 01/01/2032 @ 100
5.000%, 07/01/2032	440	559
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,150
5.000%, 07/01/2029	840	998
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,158
5.000%, 07/01/2028	1,000	1,181
5.000%, 07/01/2029	500	599
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	250	289
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,120
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,181
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	565

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	$2,625	$3,021
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,151
5.000%, 07/01/2027	1,000	1,181
5.000%, 01/01/2028	1,500	1,792
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,143
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,380
5.000%, 09/01/2028	1,000	1,212
5.000%, 11/01/2030	1,000	1,264
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,080
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	1,000	1,150
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,211
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,090
University of Massachusetts, Building Authority, Ser 1, RB
Callable 11/01/2029 @ 100
5.000%, 11/01/2030	1,500	1,858
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2025	500	557
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,160
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	560
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,411
Worcester, GO
Callable 02/15/2028 @ 100
4.000%, 02/15/2030	285	323

Total Municipal Bonds
(Cost $80,518) ($ Thousands)		80,860

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	633,739	$634

Total Cash Equivalent
(Cost $634) ($ Thousands)		634

Total Investments in Securities — 99.5%
(Cost $81,152) ($ Thousands)		$81,494

Percentages are based on Net Assets of $81,944 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AMT — Alternative Minimum Tax
Cl — Class
GO — General Obligation
RB — Revenue Bond
Ser — Series
USD — U.S. Dollar

The following is a list of the level of inputs used as of February 28, 2022 in valuing the Fund’s investments at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	80,860	–	80,860
Cash Equivalent	634	–	–	634
Total Investments in Securities	634	80,860	–	81,494

For the period ended February 28 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS

February 28, 2022 (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,058	$4,760	$(7,184)	$—	$—	$634	633,739	$—	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

New Jersey Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.2%
Delaware — 2.6%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,216
5.000%, 01/01/2030	180	223
5.000%, 01/01/2031	115	145
5.000%, 01/01/2032	225	288
Delaware State, River & Bay Authority, RB
Callable 01/01/2032 @ 100
5.000%, 01/01/2033	225	288
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,069

		3,229

New Jersey — 81.6%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	894
Bergen County, GO
Callable 07/15/2027 @ 100
3.000%, 07/15/2029	1,000	1,064
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,431
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,068
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	463
5.000%, 01/15/2026	1,820	2,064
Carlstadt, School District, GO
5.000%, 05/01/2023	500	523
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	540
Essex County, GO
5.000%, 08/01/2025	2,500	2,806

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	$1,000	$1,147
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
Callable 07/01/2030 @ 100
5.000%, 07/01/2031	375	461
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	560
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,106
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,054
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	571
Jersey City, Redevelopment Agency, RB
4.000%, 12/15/2031	1,000	1,187
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	141
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,062
Monmouth County, GO
5.000%, 07/15/2025	3,280	3,680
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	467
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser C, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	1,000	1,165
Montgomery Township, Board of Education, GO
5.000%, 04/01/2025	1,300	1,443
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Pre-Refunded @ 100
5.000%, 06/15/2022 (A)	1,685	1,707
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (B)	2,000	2,039

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	$1,000	$1,169
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
Callable 03/28/2022 @ 100
5.000%, 03/01/2025	2,500	2,506
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,327
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2028	2,260	2,575
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,111
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,111
New Jersey State, Educational Facilities Authority, Ser A, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2033	1,360	1,618
New Jersey State, Educational Facilities Authority, Ser B, RB
5.000%, 03/01/2029	4,000	4,921
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,135
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,089
New Jersey State, Environmental Infrastructure Trust, RB
5.000%, 09/01/2023	1,000	1,059
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	841
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Health System, RB
5.000%, 07/01/2031	725	918

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (A)	$1,000	$1,014
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,297
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2023	1,000	1,052
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,080	1,256
New Jersey State, Health Care Facilities Financing Authority, Meridian Health System Obligated Group, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	985	998
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,152
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2022	500	507
5.000%, 07/01/2025	1,000	1,115
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
Callable 04/01/2026 @ 101
5.000%, 07/01/2045 (B)	1,500	1,715
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
Callable 07/01/2031 @ 100
5.000%, 07/01/2032	1,225	1,549
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,250	1,528
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,065

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	$1,500	$1,545
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 12/01/2028	675	789
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	578
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	835	860
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	239
5.000%, 07/01/2029	270	328
New Jersey State, Institute of Technology, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	260	315
5.000%, 07/01/2031	375	453
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (A)	1,400	1,420
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
Callable 06/15/2031 @ 100
4.000%, 06/15/2034	2,055	2,267
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/2028 @ 100
5.000%, 06/15/2030	1,000	1,166
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,657
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,188
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,099
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,140
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,648

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2029	$960	$1,139
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (A)	90	91
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	785
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	400	420
5.000%, 06/15/2024	315	341
5.000%, 06/15/2025	250	279
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	611
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,140
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	598
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	505	523
Somerset County, Ser A&B, GO
Callable 08/01/2027 @ 100
3.000%, 08/01/2030	540	572
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	623
Sparta Township, Board of Education, GO
Pre-Refunded @ 100
5.000%, 02/15/2025 (A)	575	637
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2032	500	574
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	555	557
Township of Edison New Jersey, GO
Callable 03/15/2030 @ 100
3.000%, 03/15/2033	1,635	1,738
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	552

		96,143

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York — 11.3%
New York & New Jersey, Port Authority, AMT, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2029	$4,000	$4,458
New York & New Jersey, Port Authority, AMT, RB
Callable 11/01/2029 @ 100
5.000%, 11/01/2032	2,415	2,907
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,125
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,066
New York & New Jersey, Port Authority, Ser 223, AMT, RB
Callable 07/15/2031 @ 100
5.000%, 07/15/2033	2,165	2,658

		13,214

Pennsylvania — 2.7%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,707
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,490

		3,197

Total Municipal Bonds
(Cost $114,896) ($ Thousands)		115,783

	Shares
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,180,697	1,181

Total Cash Equivalent
(Cost $1,181) ($ Thousands)		1,181

Total Investments in Securities — 99.2%
(Cost $116,077) ($ Thousands)		$116,964

Percentages are based on Net Assets of $117,898 ($ Thousands).
**	Rate shown is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security (see Note 4).
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
GO — General Obligation
NATL— National Public Finance Guarantee Corporation
RB — Revenue Bond
Ser — Series

The following is a list of the level of inputs used as of February 28, 2022 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	115,783	–	115,783
Cash Equivalent	1,181	–	–	1,181
Total Investments in Securities	1,181	115,783	–	116,964

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 2/28/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,865	$10,707	$(14,391)	$—	$—	$1,181	1,180,697	$—	$—

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

New York Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.3%
New York — 98.3%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$1,106
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	672
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	471
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	397
5.000%, 08/01/2027	275	319
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	582
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	600	609
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022 (A)	200	204
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	1,000	1,126
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2025	500	557
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (B)	525	534
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	912

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hudson Yards Infrastructure, RB
Callable 02/15/2032 @ 100
5.000%, 02/15/2034	$1,970	$2,525
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,154
5.000%, 09/01/2027	1,000	1,182
Long Island, Power Authority, RB
Callable 09/01/2023 @ 100
1.000%, 09/01/2025	1,000	978
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,182
Long Island, Power Authority, Ser B, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	1,500	1,716
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,029
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,542
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,382
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,235
Metropolitan New York, Transportation Authority, Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,119
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,027
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,143
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	750	835
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,200
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	770
Nassau County, Interim Finance Authority, Ser A, RB

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 11/15/2030	$2,160	$2,741
Nassau County, Interim Finance Authority, Ser A, RB
Callable 05/15/2031 @ 100
4.000%, 11/15/2032	1,000	1,188
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	908
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,129
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,177
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,128
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,530
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,001
New York City, Housing Development Authority, RB, FHA
Callable 07/01/2023 @ 100
0.600%, 05/01/2061 (B)	500	482
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,626
New York City, Housing Development Authority, Ser C, RB
Callable 03/18/2022 @ 100
2.350%, 07/01/2022	1,000	1,004
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,172
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	2,114
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	1,000	1,178
New York City, Ser A2, GO
5.000%, 08/01/2026	2,000	2,300
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,651
New York City, Ser C-1, GO
5.000%, 08/01/2027	1,000	1,177

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Ser F-1, GO
Callable 02/01/2029 @ 100
5.000%, 08/01/2029	$1,895	$2,299
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,678
5.000%, 04/01/2030	675	837
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2031	1,000	1,272
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	552
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,275
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
Callable 07/15/2031 @ 100
5.000%, 07/15/2033	1,630	2,075
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	2,000	2,548
New York City, Water & Sewer System, Ser AA, RB
5.000%, 06/15/2027	1,200	1,411
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,087
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	526
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,112
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2024	1,000	1,085
5.000%, 07/01/2027	500	589
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2030	1,095	1,342
New York State, Dormitory Authority, Montefiore Obligated Group, RB
5.000%, 09/01/2027	750	857
5.000%, 08/01/2028	1,500	1,741

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	$1,720	$1,979
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,007
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	1,000	1,051
5.000%, 07/01/2024	1,000	1,085
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,500	1,722
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	858
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,160
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2025	2,000	2,217
5.000%, 07/01/2025	500	559
5.000%, 07/01/2026	1,100	1,252
5.000%, 03/15/2031	2,000	2,527
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,415
New York State, Dormitory Authority, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2029	2,500	2,937
New York State, Dormitory Authority, Ser A, RB, AGM
Callable 10/01/2029 @ 100
5.000%, 10/01/2030	1,200	1,485
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026	2,400	2,736
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026	2,745	3,129
5.000%, 03/15/2026 (A)	5	6
5.000%, 03/15/2032	1,500	1,928
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,744
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	479

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
4.000%, 07/01/2030	$830	$951
New York State, Dormitory Authority, State University Dormitory Facilities Project, RB
5.000%, 07/01/2025	1,000	1,117
New York State, Dormitory Authority, State University Dormitory Facilities Project, Ser A, RB
5.000%, 07/01/2025	1,000	1,117
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (C)	1,680	1,769
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	500	575
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	750	789
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,007
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,548
New York State, Mortgage Agency, Ser 232, AMT, RB
5.000%, 04/01/2029	1,700	2,021
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,331
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,162
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,185
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,367
New York State, Urban Development, RB
5.000%, 03/15/2025	500	554

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	$1,200	$1,330
New York State, Urban Development, Ser E, RB
Callable 03/15/2030 @ 100
5.000%, 03/15/2032	1,615	1,997
Onondaga Civic Development, Syracuse University Project, Ser A, RB
5.000%, 12/01/2029	600	736
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	931
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	886
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2024 (A)	475	521
Sales Tax Asset Receivable, Ser A, RB
Pre-Refunded @ 100
5.000%, 10/15/2024 (C)	2,500	2,743
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,350
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,176
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Ser 2017C, RB
5.000%, 11/15/2028	2,000	2,422
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2024	2,000	2,197
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,285
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,133
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,173
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	824
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,101
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
Callable 07/01/2024 @ 104
5.000%, 07/01/2025	260	289
5.000%, 07/01/2026	300	334

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	$500	$566
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,937

Total Municipal Bonds
(Cost $158,678) ($ Thousands)		160,000

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,064,246	1,064

Total Cash Equivalent
(Cost $1,064) ($ Thousands)		1,064

Total Investments in Securities — 99.0%
(Cost $159,742) ($ Thousands)		$161,064

Percentages are based on Net Assets of $162,736 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security (see Note 4).
(A)	Security is escrowed to maturity.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
FHA— Federal Housing Administration
GO — General Obligation
RB — Revenue Bond
Ser — Series

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

New York Municipal Bond Fund (Concluded)

The following is a list of the level of inputs as of February 28, 2022 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	160,000	–	160,000
Cash Equivalent	1,064	–	–	1,064
Total Investments in Securities	1,064	160,000	–	161,064

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$707	$10,274	$(9,917)	$—	$—	$1,064	1,064,246	$—	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Pennsylvania Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.2%
Pennsylvania — 98.2%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,608
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 08/01/2027	1,500	1,771
5.000%, 02/01/2030	500	619
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	619
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,963
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,066
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,435
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,202
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	1,000	1,097
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	2,097
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2033	525	573
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,157

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chester County, GO
5.000%, 07/15/2028	$315	$382
Chester County, GO
Callable 01/15/2029 @ 100
4.000%, 07/15/2029	300	348
4.000%, 07/15/2030	250	289
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	210
5.000%, 09/01/2029	375	459
Chester County, School Authority, Chester County Intermediate Unit Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2028	1,000	1,130
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,680
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	955
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,115
Daniel Boone, Area School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	780	867
Daniel Boone, Area School District, GO
Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	220	244
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	650
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	539
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	536
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	703
5.000%, 11/01/2026	425	491
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,189
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,531
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,190

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	$645	$722
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	614
Geisinger, Health System Authority, RB
Callable 08/15/2026 @ 100
5.000%, 04/01/2043	1,000	1,147
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,097
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,087
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	846
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,579
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	577
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
Callable 10/01/2028 @ 100
4.000%, 10/01/2030	400	449
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,380
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,409
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
Callable 12/03/2029 @ 100
2.450%, 12/01/2039	1,700	1,782
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	1,101
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,082
5.000%, 09/01/2026	690	763
5.000%, 09/01/2027	660	728

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	$1,025	$1,078
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	558
5.000%, 09/01/2028	1,500	1,783
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	847
Montgomery County, Ser C, GO
Callable 09/01/2029 @ 100
5.000%, 09/01/2030	500	620
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	1,000	1,098
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	470
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	350	418
Octorara Area, School District, GO, AGM
Callable 10/01/2028 @ 100
4.000%, 04/01/2029	900	1,035
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	578
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,975
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041	1,000	1,002
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,133
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	917
5.000%, 10/15/2030	925	1,152
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,087
Pennsylvania State, GO
5.000%, 09/15/2024	2,000	2,187
5.000%, 08/15/2025	1,995	2,240

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 01/01/2026	$5,000	$5,665
5.000%, 05/01/2030	1,000	1,245
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,333
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	877
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,145
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,752
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,717
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	924
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	1,006
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,182
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2022	660	677
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	597
Pennsylvania State, Infrastructure Investment Authority, Federal Clean Water and Drinking Water SRF Loan Pool Program, Ser A, RB
5.000%, 01/15/2028	3,000	3,586
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,352

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Public School Building Authority, City of Harrisburg, Ser S, RB, AGM
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	$1,000	$1,160
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,833
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	583
Pennsylvania State, Ser A, COP
Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	472
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	533
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2029	700	866
5.000%, 12/01/2030	1,875	2,379
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	379
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2031 @ 100
5.000%, 12/01/2031	1,000	1,264
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2031 @ 100
5.000%, 12/01/2032	2,000	2,566
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	600	678
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 06/01/2031 @ 100
5.000%, 12/01/2032	1,200	1,515
Pennsylvania State, Turnpike Commission, Ser C, RB
Callable 12/01/2031 @ 100
5.000%, 12/01/2032	500	638
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	592
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,245	1,340

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Pennsylvania Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	$1,000	$1,099
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	2,869
Philadelphia, Airport Revenue, AMT, RB
5.000%, 07/01/2031	1,100	1,345
Philadelphia, Authority for Industrial Development, RB
5.000%, 10/01/2029	1,000	1,207
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,455
5.000%, 08/01/2027	1,705	1,977
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,200	2,458
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,290
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
Callable 08/01/2030 @ 100
5.000%, 08/01/2031	1,000	1,238
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	889
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,148
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,107
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	470
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,335
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,055
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,146
5.000%, 08/01/2027	1,000	1,172
5.000%, 05/01/2028	1,000	1,189
5.000%, 05/01/2031	1,000	1,257

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue Authority, RB
Callable 10/01/2030 @ 100
5.000%, 10/01/2032	$1,250	$1,557
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	861
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	552
5.000%, 11/01/2027	1,800	2,138
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,855
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,189
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
Callable 02/01/2032 @ 100
5.000%, 02/01/2033	1,000	1,256
Pittsburgh, GO
5.000%, 09/01/2027	415	487
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	645	707
Pittsburgh, Public Parking Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	415	462
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,111
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,301
5.000%, 09/01/2029	750	921
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	553
Quaker Valley, School District, GO
Callable 04/01/2030 @ 100
5.000%, 10/01/2030	250	312
5.000%, 10/01/2031	325	406
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,109
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,094

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	$535	$580
5.000%, 06/01/2025	500	558
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,819
5.000%, 03/01/2027	1,000	1,148
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	859
State College Area, School District, GO
5.000%, 05/15/2028	280	338
State College Area, School District, GO
Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	453
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,415
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,144
University of Pittsburgh, Commonwealth System of Higher Education, RB
Callable 02/15/2026 @ 100
4.000%, 04/15/2026	1,225	1,341
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,086
5.000%, 08/15/2026	610	699
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,121
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,116

Total Municipal Bonds
(Cost $172,323) ($ Thousands)		175,366

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,223,757	$1,224

Total Cash Equivalent
(Cost $1,224) ($ Thousands)		1,224

Total Investments in Securities — 98.9%
(Cost $173,547) ($ Thousands)		$176,590

Percentages are based on Net Assets of $178,586 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
COP— Certificate of Participation
GO — General Obligation
NATL— National Public Finance Guarantee Corporation
RB — Revenue Bond
Ser — Series
USD — U.S. Dollar

The following is a list of the level of inputs as of February 28, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	175,366	–	175,366
Cash Equivalent	1,224	–	–	1,224
Total Investments in Securities	1,224	175,366	–	176,590

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$1,683	$14,451	$(14,910)	$—	$—	$1,224	1,223,757	$—	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 69.4%
Alabama — 1.5%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$800	$831
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Callable 07/01/2025 @ 103
6.000%, 07/01/2045 (A)	795	789
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	13,523
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,938
Southeast Alabama, Gas Supply District, Ser A, RB
Callable 03/01/2024 @ 100
4.000%, 06/01/2049 (B)	1,565	1,640
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
Callable 05/01/2029 @ 100
4.500%, 05/01/2032 (A)	929	949

		19,670

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Alaska — 0.0%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (C)	$200	$8

Arizona — 1.5%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (A)	1,090	1,206
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
Callable 07/01/2029 @ 100
5.000%, 01/01/2037	1,000	936
5.000%, 01/01/2038	675	629
4.500%, 01/01/2040	965	749
4.500%, 01/01/2049	1,000	811
4.250%, 01/01/2039	1,000	834
4.250%, 01/01/2040	750	621
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
Callable 07/01/2027 @ 103
7.750%, 07/01/2050 (A)	3,000	3,508
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
Callable 12/15/2026 @ 100
5.250%, 12/15/2038 (A)	1,510	1,659
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	400	438
Maricopa County, Industrial Development Authority, AMT, RB
Callable 01/01/2026 @ 104
4.000%, 10/15/2047 (A)	500	518
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
Callable 09/01/2028 @ 100
4.125%, 09/01/2042	2,500	2,774
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (A)	3,565	3,609
Pima County, Industrial Development Authority, Paideia Academics Project, RB
Callable 07/01/2025 @ 100
5.250%, 07/01/2049	1,050	1,077

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 04/04/2022 @ 100
5.000%, 06/01/2037	$265	$264

		19,633

Arkansas — 0.3%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
Callable 09/01/2026 @ 103
4.500%, 09/01/2049 (A)	4,250	4,540
Cabot, Sales & Use Tax, Refunding and Improvement, Ser B, RB
5.000%, 12/01/2022	100	103

		4,643

California — 6.4%
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (D)	5,000	5,234
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
Callable 04/01/2029 @ 100
5.000%, 04/01/2049 (A)	1,000	1,030
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
Callable 02/01/2030 @ 100
5.000%, 02/01/2050 (A)	1,000	1,022
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	5,894
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (E)	935	395
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (A)	1,000	1,106
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,229
California State, Municipal Finance Authority, United Airlines Project, AMT, RB
4.000%, 07/15/2029	2,750	2,959

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Calplant I Project, AMT, RB
7.500%, 12/01/2039 (A)(C)	$3,500	$175
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,668
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,616
California State, Public Finance Authority, Enso Village Project, RB
Callable 11/15/2029 @ 102
5.000%, 11/15/2046 (A)	500	549
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (A)	1,000	1,053
5.000%, 06/01/2051 (A)	1,000	1,051
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 06/01/2028 @ 100
5.500%, 12/01/2058 (A)	2,150	2,517
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (A)	2,500	2,799
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
Callable 12/01/2031 @ 100
4.000%, 12/01/2056 (A)	500	440
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
Callable 02/01/2032 @ 100
4.000%, 02/01/2057 (A)	1,000	864
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
Callable 04/01/2032 @ 100
4.000%, 04/01/2057 (A)	500	438
California State, Statewide Communities Development Authority, Pasadena Portfolio, Ser B-MEZZ, RB
Callable 09/01/2031 @ 100
4.000%, 09/01/2046 (A)	425	383

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
Callable 04/04/2022 @ 100
6.000%, 05/01/2037	$7,315	$7,452
Chino, Public Financing Authority, SAB
Pre-Refunded @ 100
5.000%, 09/01/2022 (D)	3,180	3,247
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,166
Golden State, Tobacco Securitization, RB
Callable 12/01/2031 @ 100
3.850%, 06/01/2050	2,500	2,470
Golden State, Tobacco Securitization, Sub-Ser B-2, RB
Callable 12/01/2031 @ 28
0.000%, 06/01/2066 (E)	51,125	7,615
Long Beach, Towne Center Project, SAB
Callable 10/01/2022 @ 100
5.400%, 10/01/2023	650	652
Morongo, Band of Mission Indians, Ser B, RB
Callable 10/01/2028 @ 100
5.000%, 10/01/2042 (A)	1,000	1,139
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	8,684
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (E)	5,410	3,515
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	1,000	1,096
5.000%, 09/01/2031	1,000	1,094
5.000%, 09/01/2032	1,000	1,094
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,085	1,174
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,012
Southern California, Tobacco Securitization Authority, RB
Callable 12/01/2029 @ 26
0.000%, 06/01/2054 (E)	5,700	1,063
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
Callable 03/18/2022 @ 23
0.000%, 06/01/2046 (E)	12,000	2,611

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/01/2023 (D)	$2,500	$2,703
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	817
University of California, Ser Q, RB
Callable 05/15/2031 @ 100
4.000%, 05/15/2051	2,000	2,231
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (E)	1,800	1,252

		86,509

Colorado — 1.7%
Aviation Station North, Metropolitan District No. 2, Ser A, GO
Callable 09/01/2024 @ 103
5.000%, 12/01/2039	500	520
5.000%, 12/01/2048	500	513
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
Callable 12/01/2026 @ 103
4.750%, 12/01/2052	500	489
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	546
Broadway Station, Metropolitan District No. 3, GO
Callable 06/01/2024 @ 103
5.000%, 12/01/2049	500	525
Chambers Highpoint, Metropolitan District No. 2, GO
Callable 09/01/2026 @ 103
5.000%, 12/01/2041	515	523
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,295
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 04/04/2022 @ 100
3.625%, 11/01/2026 (A)	685	686
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
Callable 07/01/2031 @ 100
4.000%, 07/01/2061 (A)	600	568

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Advent Health Obligation, RB
Callable 11/15/2029 @ 100
4.000%, 11/15/2043	$1,000	$1,111
Colorado State, Health Facilities Authority, Common Spirit Health, Ser A, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2049	5,000	5,384
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022 (F)	500	504
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	778
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/2024 @ 103
6.000%, 12/01/2048	1,145	1,208
Dominion, Water & Sanitation District, RB
Callable 04/04/2022 @ 102
6.000%, 12/01/2046	1,450	1,483
Great Western, Metropolitan District, GO
Callable 12/01/2025 @ 102
4.750%, 12/01/2050	1,000	1,040
Hogback, Metropolitan District, Ser A, GO
Callable 12/01/2026 @ 103
5.000%, 12/01/2051	590	585
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (A)	875	913
Pronghorn Valley, Metropolitan District, Ser A, GO
Callable 09/01/2026 @ 103
4.000%, 12/01/2051	250	236
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 103
5.125%, 12/01/2023 (D)	550	603
Sterling Ranch, Community Authority Board, Sub-Ser B, RB
Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,119
Village at Dry Creek, Metropolitan District No. 2, GO
Callable 09/01/2024 @ 103
4.375%, 12/01/2044	776	793
Westgate, Metropolitan District, RB
Callable 03/01/2027 @ 103
5.125%, 12/01/2051	1,000	996

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2047	$500	$517

		22,935

Connecticut — 1.3%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (A)	1,000	1,059
5.000%, 09/01/2053 (A)	1,500	1,584
Connecticut State, Special Tax Revenue, RB
Callable 05/01/2030 @ 100
5.000%, 05/01/2038	5,500	6,726
Connecticut State, Special Tax Revenue, Ser A, RB
Callable 09/01/2026 @ 100
4.000%, 09/01/2036	5,000	5,451
New Haven, Ser A, GO
5.000%, 08/01/2026	580	660
5.000%, 08/01/2027	1,000	1,161

		16,641

Delaware — 0.1%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
5.000%, 09/01/2042	425	425
4.625%, 09/01/2032	1,635	1,635

		2,060

Florida — 2.6%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	530
8.000%, 10/01/2042	1,000	1,060
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
Callable 11/15/2023 @ 100
5.625%, 11/15/2043	1,325	1,386
Broward County, Airport System Revenue, Ser Q1, RB
Pre-Refunded @ 100
5.000%, 10/01/2022 (D)	2,000	2,050
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (A)(C)	1,585	476
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (C)	750	180

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2049 (A)	$1,000	$1,051
Capital Trust Agency, Wonderful Foundations Charter, RB
Callable 07/01/2030 @ 100
5.000%, 01/01/2055 (A)	3,500	3,657
Charlotte County, Industrial Development Authority, AMT, RB
Callable 10/01/2031 @ 100
4.000%, 10/01/2051 (A)	500	507
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
Callable 01/01/2024 @ 107
7.375%, 01/01/2049 (A)	2,250	2,421
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
Callable 06/30/2028 @ 100
4.000%, 06/30/2056 (A)	765	776
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 04/04/2022 @ 102
6.250%, 01/01/2049 (A)(B)	320	323
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
Callable 04/04/2022 @ 103
6.500%, 01/01/2049 (A)(B)	2,105	2,123
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
Callable 06/01/2028 @ 100
4.500%, 06/01/2033 (A)	500	534
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	1,865	1,952
Florida State, Village Community Development District No. 12, SAB
3.250%, 05/01/2023 (A)	640	646
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
Callable 04/01/2028 @ 100
6.000%, 04/01/2038	400	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Miami-Dade County, Special Obligation, Sub-Ser, RB
Callable 10/01/2026 @ 82
0.000%, 10/01/2032 (E)	$2,900	$2,137
Miami-Dade County, Transit System, RB
Callable 07/01/2028 @ 100
4.000%, 07/01/2045	3,000	3,317
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	990	1,015
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,037
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)	3,620	4,246
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	630	694
4.000%, 05/15/2028	1,205	1,306
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	375
4.500%, 05/01/2023	145	146

		34,137

Georgia — 1.7%
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,330
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,496
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2028 @ 100
5.000%, 01/01/2059	500	578
5.000%, 01/01/2063	1,700	1,972
4.000%, 01/01/2049	1,000	1,069
Houston County, Healthcare System, Houston Hospital, RB
Pre-Refunded @ 100
5.000%, 04/01/2024 (B)(D)	10,800	11,552

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	$1,000	$1,346

		23,343

Idaho — 0.0%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
Callable 07/01/2028 @ 100
4.625%, 07/01/2029 (A)	365	397

Illinois — 7.0%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 04/04/2022 @ 100
5.700%, 05/01/2036	250	253
Chicago, Board of Education, GO, NATL
0.000%, 12/01/2023 (E)	545	529
Chicago, Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	3,119
5.000%, 12/01/2034	1,400	1,586
5.000%, 12/01/2035	1,500	1,698
Chicago, Board of Education, Ser C, GO
5.000%, 12/01/2026	1,000	1,125
5.000%, 12/01/2027	500	570
Chicago, Board of Education, Ser C, GO
Callable 12/01/2024 @ 100
5.250%, 12/01/2035	2,500	2,677
Chicago, Board of Education, Ser D, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2046	5,000	5,590
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,356
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,921
Chicago, O'Hare International Airport, Ser D, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2052	3,125	3,548
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,841
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	12,169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (A)	$1,600	$1,625
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (D)	2,500	2,752
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2033	2,000	2,126
Illinois State, Finance Authority, Acero Charter Schools, RB
Callable 10/01/2031 @ 100
4.000%, 10/01/2042 (A)	250	264
Illinois State, Finance Authority, American Water Capital, RB
Callable 10/01/2029 @ 100
2.450%, 10/01/2039 (B)	1,250	1,296
Illinois State, Finance Authority, Art in Motion Project, RB
Callable 07/01/2031 @ 100
5.000%, 07/01/2051 (A)	1,000	956
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (C)	1,750	1,253
5.000%, 02/15/2037 (C)	1,750	1,270
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (D)	500	554
Illinois State, GO
5.500%, 05/01/2030	2,000	2,414
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,578
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,271
Illinois State, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2026	4,500	4,822
Illinois State, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	2,000	2,085
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100
4.625%, 05/01/2037	2,500	2,738
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,829
Illinois State, Ser D, GO
5.000%, 11/01/2027	6,000	6,897

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	$1,010	$1,052
Illinois State, Sub-Ser D, RB
Callable 06/15/2026 @ 100
3.000%, 06/15/2031	3,005	3,041
Metropolitan Pier & Exposition Authority, RB
Callable 12/15/2031 @ 76
0.000%, 12/15/2041 (E)	1,000	481
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
0.000%, 06/15/2045 (E)	7,500	3,206
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2029	1,250	1,491
Village of Hillside, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2030	1,345	1,434
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (E)	400	340
0.000%, 01/01/2031 (E)	300	239
0.000%, 01/01/2033 (E)	100	75

		94,071

Indiana — 0.8%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (D)	1,000	1,049
Indiana State, Finance Authority, Polyflow Project, AMT, RB
Callable 03/01/2026 @ 103
7.000%, 03/01/2039 (A)	11,000	9,070

		10,119

Iowa — 0.3%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	170	170
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (B)(D)	615	675
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
Callable 03/01/2024 @ 103
5.000%, 03/01/2028	1,310	1,404
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	822

		3,071

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kansas — 0.3%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
Callable 11/15/2023 @ 104
5.500%, 11/15/2038	$1,025	$1,002
Wichita, Presbyterian Manor Project, RB
Callable 05/15/2026 @ 103
5.000%, 05/15/2050	600	620
Wichita, Presbyterian Manor Project, Ser I, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	534
5.000%, 05/15/2047	1,000	1,031
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (A)(E)	2,500	796

		3,983

Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.250%, 11/15/2046	1,000	1,011
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
Callable 11/15/2026 @ 100
6.000%, 11/15/2036	1,700	1,714

		2,725

Louisiana — 1.1%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (A)	900	1,023
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
Callable 11/01/2029 @ 100
4.000%, 11/01/2044 (A)	500	515
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
Callable 11/01/2028 @ 100
5.500%, 11/01/2039 (A)	800	899

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. James Parish, Louisiana Revenue, NuStar Logistics, RB
6.100%, 06/01/2038 (A)(B)	$6,000	$7,494
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (B)	1,140	1,146
2.000%, 06/01/2037 (B)	2,035	2,046

		13,123

Maine — 0.3%
Maine State, Finance Authority, Solid Waste Disposal, Coastal Resource, AMT, RB
5.375%, 12/15/2033 (A)(C)	2,000	1,100
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,898

		3,998

Maryland — 0.9%
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Pre-Refunded @ 100
5.000%, 05/15/2023 (D)	10,000	10,486
Prince George's County, Chesapeake Lighthouse Charter School Project, RB
Callable 11/01/2026 @ 102
7.000%, 08/01/2048	1,500	1,702

		12,188

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2040	1,600	1,812

Michigan — 2.1%
Detroit, GO
5.000%, 04/01/2026	1,000	1,108
Detroit, Ser B-1, GO
Callable 04/04/2022 @ 100
4.000%, 6.000%, 12/31/2034, 04/01/2034(B)(G)	3,800	3,463
Grand Traverse, Public School Academy Revenue and Refunding, RB
Callable 04/04/2022 @ 100
5.000%, 11/01/2036	300	291

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	$3,000	$3,244
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	5,985
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
4.300%, 09/01/2030	120	121
Michigan State, Finance Authority, Public School Acamdemy, Bradford Academy Project, RB
Callable 09/01/2030 @ 100
5.000%, 09/01/2050	310	315
4.800%, 09/01/2040	185	188
Michigan State, Finance Authority, RB
0.000%, 06/01/2045 (E)	5,000	1,509
Michigan State, Finance Authority, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (D)	4,500	4,566
Michigan State, Tobacco Settlement Finance Authority, Ser B, RB
Callable 03/18/2022 @ 13
0.000%, 06/01/2046 (E)	21,000	2,724
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
0.000%, 06/01/2058 (E)	125,250	6,174

		29,688

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	755	779
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (A)	750	821
Minneapolis, NorthEast College Prep Project, RB
Callable 07/01/2030 @ 100
5.000%, 07/01/2055	710	737
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
Callable 05/01/2025 @ 100
5.850%, 11/01/2058 (A)(B)	500	523

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. Cloud, Health Care Revenue, Centracare Health System, RB
Callable 05/01/2029 @ 100
4.000%, 05/01/2049	$4,000	$4,377
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	415	393

		7,630

Missouri — 0.3%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
Callable 08/15/2024 @ 102
5.000%, 08/15/2051	1,050	1,105
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (A)	120	120
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,370	2,588

		3,813

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,578

Nebraska — 0.4%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,098

Nevada — 0.7%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (A)	2,404	2,189
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
Callable 08/15/2028 @ 100
6.950%, 02/15/2038 (A)	3,000	3,112
Reno, Sub-Ser D, RB
Callable 07/01/2028 @ 14
0.000%, 07/01/2058 (A)(E)	10,000	1,061

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Reno, TRAN
Callable 07/01/2038 @ 31
0.000%, 07/01/2058 (A)(E)	$20,000	$3,197

		9,559

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Ser A, RB
5.000%, 08/01/2059	1,500	2,154

New Jersey — 2.6%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2030	2,500	2,871
New Jersey State, Economic Development Authority, School Facilities Construction, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,091
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2026 (A)	8,500	9,695
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100
3.125%, 07/01/2029	445	447
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,263
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	2,250	2,584
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	3,770	4,199
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
0.000%, 12/15/2030 (E)	1,000	778
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,379
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser S, RB
Callable 12/15/2031 @ 100
4.000%, 06/15/2039	3,000	3,289

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Newark, GO, NATL ST AID WITHHLDG
0.000%, 04/01/2033 (E)	$6,220	$4,140
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,684

		35,420

New Mexico — 0.1%
Winrock Town Center, Tax Increment Development District No. 1, Tax Allocation
Callable 05/01/2029 @ 103
4.250%, 05/01/2040 (A)	1,375	1,358

New York — 7.5%
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,662
Build NYC Resource, Prepatory Charter School Project, RB
Callable 06/15/2031 @ 100
4.000%, 06/15/2056	450	463
Build NYC Resource, Richmond Medical Center Project, RB
Callable 12/01/2028 @ 100
5.625%, 12/01/2050 (A)	2,500	2,666
Hempstead Town, Local Development, Acadamy Charter School Project, RB
Callable 02/01/2030 @ 100
4.600%, 02/01/2051	500	489
Hempstead Town, Local Development, Academy Christian School Project, RB
Callable 02/01/2028 @ 100
6.760%, 02/01/2048	1,000	1,156
Metropolitan Transportation Authority, Ser B, RB
5.000%, 11/15/2026	12,295	14,033
Metropolitan Transportation Authority, Ser D, RB
Callable 05/15/2028 @ 100
5.000%, 11/15/2031	1,250	1,437
Monroe County, Industrial Development, Ann's Community Project, RB
Callable 01/01/2026 @ 103
5.000%, 01/01/2040	1,500	1,535
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
8.360%, 03/01/2026 (B)	425	452
8.350%, 03/01/2025 (B)	400	421

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 03/18/2022 @ 12
0.000%, 06/01/2055 (E)	$57,000	$5,750
New York Counties, Tobacco Trust V, Sub-Ser, RB
Callable 03/18/2022 @ 11
0.000%, 06/01/2055 (E)	28,000	2,797
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (D)	10	10
New York State, Dormitory Authority, Ser A, RB
Callable 09/15/2028 @ 100
4.000%, 03/15/2048	8,000	8,820
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,365
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (A)	4,000	4,320
5.000%, 11/15/2044 (A)	10,750	11,445
New York State, Transportation Development Authority, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,251
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,436
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2029	545	625
5.000%, 01/01/2031	1,000	1,133
5.000%, 01/01/2033	4,085	4,603
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 10/01/2030 @ 100
4.375%, 10/01/2045	3,000	3,209
New York State, Transportation Development, JFK International Airport Project, AMT, RB
Callable 08/01/2030 @ 100
5.250%, 08/01/2031	1,410	1,596

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Onondaga County, Trust for Cultural Resources, Syracuse University Project, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2049	$4,440	$4,899
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
Callable 06/01/2031 @ 28
0.000%, 06/01/2066 (E)	2,500	361
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB, XLCA
5.693%, 01/01/2028 (A)	1,800	1,755
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,528
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2045	4,250	4,483
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	945
5.250%, 09/15/2053	2,500	2,329
Western Regional, Off-Track Betting, RB
Callable 06/01/2031 @ 100
4.125%, 12/01/2041 (A)	200	186

		101,160

North Carolina — 0.1%
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022 (F)	465	475
5.000%, 09/01/2023 (F)	610	644
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Pre-Refunded @ 100
4.000%, 09/01/2022 (D)	400	406

		1,525

North Dakota — 0.2%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
Callable 06/15/2026 @ 103
7.000%, 12/15/2043 (A)	1,500	1,410
6.625%, 12/15/2031 (A)	1,000	964

		2,374

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio — 3.7%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/2030 @ 100
4.000%, 06/01/2048	$6,000	$6,301
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 22
0.000%, 06/01/2057 (E)	59,500	9,285
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2030 @ 100
5.000%, 06/01/2055	7,335	7,985
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
Callable 12/01/2029 @ 100
5.000%, 12/01/2044	4,000	4,354
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Pre-Refunded @ 100
5.500%, 06/01/2022 (D)	5,000	5,061
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (A)(C)	650	221
6.500%, 12/01/2037 (A)(C)	1,100	374
Montgomery County, Trousdale Foundation Properties Project, RB
Callable 04/01/2028 @ 100
6.250%, 04/01/2049 (A)	1,900	912
6.000%, 04/01/2038 (A)	1,615	775
Ohio State, Air Quality Development Authority, American Electric Corporation, AMT, RB
2.100%, 04/01/2028 (B)	3,420	3,460
Ohio State, Air Quality Development Authority, Ohio Valley Electric Corporation, RB
3.250%, 09/01/2029	2,510	2,554
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
Callable 07/01/2029 @ 100
5.000%, 07/01/2049 (A)	2,250	2,442
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,512

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
Callable 12/01/2027 @ 103
7.000%, 12/01/2042 (A)	$3,000	$3,072

		48,308

Oklahoma — 0.7%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,608
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
Callable 12/01/2028 @ 103
8.000%, 12/01/2041 (A)	2,500	2,336
Oklahoma State, Development Finance Authority, Oklahoma City University, RB
Callable 08/01/2029 @ 100
4.000%, 08/01/2036	2,980	3,151
Oklahoma State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
4.000%, 01/01/2048	2,000	2,177
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (C)	2,163	5
6.875%, 11/01/2046 (C)	1,081	3
6.625%, 11/01/2036 (C)	522	1

		9,281

Oregon — 0.2%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2052	1,500	1,590
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (A)(C)	11,100	666
Salem, Hospital Facility Authority, RB
5.000%, 05/15/2023	100	104
Salem, Hospital Facility Authority, RB
Callable 05/15/2029 @ 103
4.000%, 05/15/2057	1,000	1,043

		3,403

Pennsylvania — 1.9%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	330

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Blythe Township, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (D)	$3,875	$5,007
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	275	292
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	541
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	1,080
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,110
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2034	2,000	2,341
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(B)	2,040	2,430
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 06/01/2031 @ 100
5.000%, 12/01/2047	2,750	3,320
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,003
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (A)	2,000	2,068
Scranton, GO
5.000%, 09/01/2023 (A)	1,000	1,035
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
Callable 07/15/2028 @ 100
6.500%, 07/15/2048 (A)	2,800	3,188
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	375	380

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Cornwall Township, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	$235	$238

		25,363

Puerto Rico — 8.1%
CPR Custodial Receipt, Ser 2021-1, RB,
0.605%, 01/01/2045 (A)	6,500	6,338
Puerto Rico Commonwealth, GO
5.000%, 07/01/2035 (C)	1,600	1,602
Puerto Rico Commonwealth, Government Employees Retirement System, Ser A, RB
6.200%, 07/01/2039 (C)	2,000	260
Puerto Rico Commonwealth, Government Employees Retirement System, Ser B, RB
6.300%, 07/01/2038 (C)	1,000	130
Puerto Rico Commonwealth, Ser A-PSA, GO
8.000%, 07/01/2035 (C)	4,000	3,595
5.500%, 07/01/2032 (C)	1,500	1,489
5.125%, 07/01/2028 (C)	560	554
Puerto Rico Commonwealth, Ser A-PSA, GO
5.500%, 07/01/2039 (C)	3,000	2,842
5.000%, 07/01/2041 (C)	5,300	4,823
Puerto Rico, Convention Center District Authority, Ser A, RB, AGC
4.500%, 07/01/2036 (C)	810	821
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030 (C)	200	207
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 04/04/2022 @ 100
0.664%, 07/01/2029 (B)	9,040	9,095
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (C)	1,380	1,432
Puerto Rico, Electric Power Authority, Ser ZZ-RSA-1, RB
5.250%, 07/01/2019 (C)	1,265	1,308
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	11,350	10,640
Puerto Rico, Highway & Transportation Authority, Ser G, RB
5.000%, 07/01/2042 (C)	3,000	1,800
Puerto Rico, Highway & Transportation Authority, Ser H-REMK, RB
5.450%, 07/01/2035 (C)	2,340	1,404
Puerto Rico, Highway & Transportation Authority, Ser K, RB
5.000%, 07/01/2026 (C)	3,040	1,824

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Highway & Transportation Authority, Ser M, RB
5.000%, 07/01/2046 (C)	$10,000	$6,000
Puerto Rico, Infrastructure Financing Authority, Ser B, RB
5.000%, 07/01/2037 (C)	9,522	4,916
5.000%, 07/01/2041 (C)	6,500	3,355
5.000%, 07/01/2046 (C)	3,000	1,549
Puerto Rico, Public Buildings Authority, Ser S-PSA, GO,
6.000%, 07/01/2041 (C)	9,000	10,046
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
Callable 07/01/2028 @ 100
4.784%, 07/01/2058	11,604	12,805
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 30
0.000%, 07/01/2051 (E)	46,000	10,770
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 41
0.000%, 07/01/2046 (E)	5,000	1,618
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
Callable 07/01/2028 @ 100
4.750%, 07/01/2053	6,043	6,668

		107,891

Rhode Island — 0.2%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,175
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
Callable 03/18/2022 @ 17
0.000%, 06/01/2052 (E)	6,890	1,177

		2,352

South Carolina — 0.9%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
Callable 06/01/2030 @ 100
5.000%, 12/01/2046	2,000	2,392
4.000%, 12/01/2044	2,000	2,225
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (A)(C)	1,000	400
5.250%, 02/01/2027 (A)(C)	1,000	400

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (C)	$155	$136
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	6,549

		12,102

Tennessee — 0.9%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,039
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	625
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	500	533
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
Callable 10/01/2025 @ 104
5.750%, 10/01/2059	2,500	2,563
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,663
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,533

		12,956

Texas — 3.7%
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
Callable 10/01/2031 @ 100
5.000%, 10/01/2050 (A)	500	518
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
Callable 03/01/2026 @ 103
9.000%, 03/01/2039 (A)	9,770	11,192
7.000%, 03/01/2039	500	537
Calhoun County, Navigation Industrial Development Authority, AMT, RB
Callable 07/01/2024 @ 103
3.625%, 07/01/2026 (A)	2,000	2,037

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/2025 @ 100
6.125%, 08/15/2048	$1,250	$1,388
6.000%, 08/15/2038	1,500	1,671
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (D)	7,000	7,427
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Pre-Refunded @ 100
4.750%, 11/15/2022 (D)	2,725	2,800
Houston, Airport System Revenue, United Airlines, AMT, RB
5.000%, 07/15/2027	1,000	1,120
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046	1,250	625
5.000%, 07/01/2031	250	125
5.000%, 07/01/2046 (C)	2,000	1,310
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	1,500	1,579
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2042	500	527
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2026 @ 103
5.000%, 12/01/2054	500	529
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
Callable 12/01/2029 @ 100
4.000%, 12/01/2054	250	224
Newark, Higher Education Finance, Austin Achieve Public Schools Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2033	150	151
5.000%, 06/15/2038	375	378
4.250%, 06/15/2028	135	136
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,526
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	3,250	3,702

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
Callable 04/04/2022 @ 103
6.000%, 01/01/2025 (A)	$1,000	$1,031
Port Isabel, GO
Callable 02/15/2029 @ 100
5.100%, 02/15/2049 (A)	1,000	1,095
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	713
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
Callable 03/02/2022 @ 100
1.586%, 12/15/2026 (B)	3,000	3,001
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (A)(C)	2,500	1,383

		51,725

Utah — 0.2%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, RB
Callable 08/01/2031 @ 100
4.000%, 08/01/2050 (A)	500	474
UIPA Crossroads, Public Infrastructure District, RB
Callable 12/01/2026 @ 103
4.375%, 06/01/2052 (A)	1,000	932
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
Callable 06/15/2031 @ 100
5.000%, 06/15/2052 (A)	1,300	1,403
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	500	516

		3,325

Vermont — 0.0%
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	607

Virgin Islands — 0.1%
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	645	648

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia — 1.4%
Hanover County, Economic Development Authority, Covenant Woods Project, RB
Callable 07/01/2024 @ 103
5.000%, 07/01/2038	$375	$402
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
Callable 06/01/2025 @ 103
5.000%, 06/01/2044	1,000	1,060
James City County, Economic Development Authority, United Methodist Home Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2023 (D)	2,165	2,285
Lewistown Commerce Center, Community Development Authority, Ser C, TA
Callable 04/04/2022 @ 100
6.050%, 03/01/2054	118	21
Lewistown Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (C)	103	74
Virginia State, Small Business Financing Authority, 95 Express Project, AMT, RB
Callable 01/01/2032 @ 100
4.000%, 01/01/2048	500	540
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.000%, 07/01/2034 (A)	4,680	4,770
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
Callable 07/01/2034 @ 100
5.500%, 07/01/2044 (A)	1,565	1,638
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	2,864
5.000%, 12/31/2052	3,500	3,996
5.000%, 12/31/2056	1,000	1,140

		18,790

Washington — 0.6%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,141
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	1,085

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Judson Park Project, RB
3.700%, 07/01/2023 (A)	$140	$141
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (A)	225	238
4.000%, 07/01/2028 (A)	400	410
Washington State, Tobacco Settlement Authority, RB
Callable 03/23/2022 @ 100
5.250%, 06/01/2032	3,090	3,122
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,524

		8,661

West Virginia — 0.6%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
Callable 03/18/2022 @ 12
0.000%, 06/01/2047 (E)	73,250	7,677

Wisconsin — 3.5%
Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
Callable 12/15/2030 @ 38
0.000%, 12/15/2055 (E)	25,000	6,963
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
Callable 11/01/2026 @ 103
5.000%, 11/01/2046	1,000	1,073
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
Callable 08/01/2025 @ 103
5.250%, 08/01/2048	1,500	1,510
5.000%, 08/01/2028	1,230	1,261
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
6.500%, 07/01/2050 (A)(C)	1,750	1,505
Wisconsin State, Public Finance Authority, American Dream @ Meadowland Project, RB
6.250%, 08/01/2027 (A)(C)	3,500	3,490
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
Callable 03/01/2028 @ 100
5.000%, 03/01/2038	2,500	2,634
5.000%, 03/01/2048	1,500	1,560

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Carson Valley Medical Center, RB
Callable 12/01/2031 @ 100
4.000%, 12/01/2041	$1,500	$1,675
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,235
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (A)	3,500	3,525
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
Callable 07/01/2031 @ 100
4.250%, 07/01/2051 (A)	1,000	908
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
Callable 01/01/2032 @ 100
7.000%, 01/01/2050 (A)	3,250	3,152
Wisconsin State, Public Finance Authority, Lake Erie College, RB
Callable 10/01/2029 @ 100
5.875%, 10/01/2054 (A)	2,770	2,811
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (A)	1,750	1,851
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
Callable 10/01/2028 @ 100
4.250%, 10/01/2049	1,000	1,050
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 01/01/2028 @ 100
6.375%, 01/01/2048 (A)	5,070	3,118
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
Callable 07/01/2028 @ 100
7.000%, 07/01/2048 (A)	3,500	3,187
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
Callable 03/01/2030 @ 100
5.250%, 03/01/2055 (A)	2,500	2,717

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Roseman University of Health Sciences Project, RB
Callable 04/01/2032 @ 100
4.000%, 04/01/2052 (A)	$625	$633

		46,858

Total Municipal Bonds
(Cost $888,023) ($ Thousands)		936,370

CORPORATE OBLIGATIONS — 16.7%
Energy — 0.0%
Talen Energy Supply LLC
6.500%, 06/01/2025	1,000	410

Financials — 15.3%
Ally Financial
4.700%, H15T7Y + 3.481%(B)(H)	1,000	927
4.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.868%(B)(H)	1,000	954
American Express
3.550%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.854%(B)(H)	5,000	4,625
Australia & New Zealand Banking Group
6.750%, USD ICE Swap 11:00 NY 5 Yr + 5.168%(A)(B)(H)	6,900	7,502
AXA
6.379%, ICE LIBOR USD 3 Month + 2.256%(A)(B)(H)	5,200	6,761
Bank of America
6.500%, ICE LIBOR USD 3 Month + 4.174%(B)(H)	2,900	3,092
6.300%, ICE LIBOR USD 3 Month + 4.553%(B)(H)	2,300	2,476
6.250%, ICE LIBOR USD 3 Month + 3.705%(B)(H)	5,000	5,212
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.760%(B)(H)	3,000	2,891
Bank of New York Mellon
4.625%, ICE LIBOR USD 3 Month + 3.131%(B)(H)	2,200	2,204
3.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.630%(B)(H)	5,800	5,396
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.352%(B)(H)	5,000	4,800

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays PLC
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(B)(H)	$1,500	$1,599
7.750%, USD Swap Semi 30/360 5 Yr Curr + 4.842%(B)(H)	1,000	1,045
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.410%(B)(H)	3,000	2,753
BNP Paribas
6.625%, USD Swap Semi 30/360 5 Yr Curr + 4.149%(A)(B)(H)	1,500	1,550
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.196%(A)(B)(H)	8,000	7,604
BP Capital Markets PLC
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.036%(B)(H)	600	600
CAN Community Health
8.500%, 03/01/2028 (A)	2,500	2,750
Capital One Financial
3.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.157%(B)(H)	5,300	4,972
Charles Schwab
5.137%, ICE LIBOR USD 3 Month + 4.820%(B)(H)	7,325	7,307
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(B)(H)	6,000	5,806
Citigroup
6.250%, ICE LIBOR USD 3 Month + 4.517%(B)(H)	3,800	4,085
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(B)(H)	3,000	2,898
3.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.417%(B)(H)	4,400	4,191
Citizens Financial Group
6.375%, ICE LIBOR USD 3 Month + 3.157%(B)(H)	2,380	2,320
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.313%(B)(H)	2,200	2,288
CoBank ACB
6.250%, ICE LIBOR USD 3 Month + 4.660%(B)(H)	500	527
Comerica
5.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.291%(B)(H)	2,600	2,704

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole MTN
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.237%(A)(B)(H)	$3,000	$2,805
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(A)(B)(H)	2,000	2,095
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(A)(B)(H)	1,200	1,207
5.100%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.293%(A)(B)(H)	2,500	2,325
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.554%(A)(B)(H)	2,500	2,207
Depository Trust & Clearing
3.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.606%(A)(B)(H)	750	698
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(B)(H)	500	523
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(B)(H)	500	501
Goldman Sachs Group
5.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.623%(B)(H)	1,000	1,032
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(B)(H)	2,500	2,373
HSBC Holdings PLC
6.000%, USD ICE Swap 11:00 NY 5 Yr + 3.746%(B)(H)	1,500	1,537
Huntington Bancshares
5.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.945%(B)(H)	600	635
4.450%, H15T7Y + 4.045%(B)(H)	3,800	3,781
ING Groep
6.500%, USD Swap Semi 30/360 5 Yr Curr + 4.446%(B)(H)	3,500	3,649
5.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.342%(B)(H)	1,000	1,012
JPMorgan Chase
6.750%, ICE LIBOR USD 3 Month + 3.780%(B)(H)	7,200	7,524

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.769%, ICE LIBOR USD 3 Month + 3.470%(B)(H)	$1,025	$1,020
3.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.850%(B)(H)	2,300	2,183
KeyCorp
5.000%, ICE LIBOR USD 3 Month + 3.606%(B)(H)	3,000	3,030
M&T Bank
5.125%, ICE LIBOR USD 3 Month + 3.520%(B)(H)	500	508
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.174%(B)(H)	3,800	3,757
3.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.679%(B)(H)	500	456
MetLife
3.850%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.576%(B)(H)	3,800	3,772
Natwest Group PLC
2.544%, ICE LIBOR USD 3 Month + 2.320%(B)(H)	1,300	1,301
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388%(A)(B)(H)	5,000	5,187
Northern Trust
4.600%, ICE LIBOR USD 3 Month + 3.202%(B)(H)	500	509
PNC Financial Services Group
3.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(B)(H)	1,000	927
Royal Bank of Scotland Group PLC
8.000%, USD Swap Semi 30/360 5 Yr Curr + 5.720%(B)(H)	200	218
Societe Generale
8.000%, USD ICE Swap 11:00 NY 5 Yr + 5.873%(A)(B)(H)	1,800	1,957
Standard Chartered PLC
7.500%, USD Swap Semi 30/360 5 Yr Curr + 6.301%(A)(B)(H)	1,000	1,003
7.014%, ICE LIBOR USD 3 Month + 1.460%(A)(B)(H)	4,000	4,906
SVB Financial Group
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.074%(B)(H)	500	481
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.202%(B)(H)	4,100	3,854

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toll Road Investors Partnership II
0.000%, 02/15/2043 (A)(E)	$21,652	$6,750
Truist Financial
4.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.605%(B)(H)	1,200	1,238
4.800%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(B)(H)	8,500	8,500
UBS Group
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.313%(A)(B)(H)	6,000	5,423
UBS Group Funding Switzerland
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(B)(H)	600	625
US Bancorp
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.541%(B)(H)	7,200	6,696
Voya Financial
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.358%(B)(H)	1,200	1,209
Wells Fargo
5.875%, ICE LIBOR USD 3 Month + 3.990%(B)(H)	2,494	2,616
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(B)(H)	2,200	2,118

		205,987

Health Care — 0.0%
Tower Health
4.451%, 02/01/2050	540	452

Utilities — 1.4%
Dominion Energy
4.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.993%(B)(H)	9,000	8,887
4.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.195%(B)(H)	800	778
Duke Energy
4.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%(B)(H)	4,900	4,931
NiSource
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(B)(H)	2,500	2,444

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Gas & Electric
4.950%, 07/01/2050	$300	$297
4.550%, 07/01/2030	300	308
3.850%, 11/15/2023	50	51
3.750%, 07/01/2028	100	100
3.450%, 07/01/2025	100	101
3.400%, 08/15/2024	100	101
3.300%, 03/15/2027	100	99
3.250%, 06/15/2023	150	151

		18,248

Total Corporate Obligations
(Cost $228,762) ($ Thousands)		225,097

U.S. TREASURY OBLIGATIONS — 7.3%
United States Treasury Bills
0.280%, 05/31/2022 (I)	9,000	8,992
0.156%, 04/26/2022 (I)	5,600	5,598
0.110%, 04/12/2022 (I)	3,400	3,399
0.070%, 03/29/2022 (I)	11,800	11,799
0.067%, 03/24/2022 (I)	4,300	4,300
0.057%, 03/17/2022 (I)	5,300	5,300
0.056%, 04/21/2022 (I)	4,000	3,999
0.055%, 04/07/2022 (I)	5,100	5,100
0.050%, 03/10/2022 (I)	7,300	7,300
0.050%, 03/15/2022 (I)	18,000	18,000
0.050%, 03/31/2022 (I)	22,200	22,199
0.047%, 03/08/2022 (I)	2,900	2,900

Total U.S. Treasury Obligations
(Cost $98,889) ($ Thousands)		98,886

	Shares
PREFERRED STOCK — 5.0%
Communication Services — 0.2%
AT&T
4.750%(H)	137,000	2,995

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%*(H)	15,000	1,508

Financials — 4.5%
Allstate
4.750%(H)	24,500	590
Arch Capital Group
5.450%(H)	13,693	337

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Associated Banc-Corp
5.875%(H)	13,458	$343
Capital One Financial
5.000%(H)	71,700	1,704
Citigroup (B)
6.875%, ICE LIBOR USD 3 Month + 4.130%(B)(H)	85,700	2,279
CoBank ACB (B)
6.250%, ICE LIBOR USD 3 Month + 4.557%(B)(H)	20,000	2,045
Equitable Holdings
5.250%(H)	25,000	602
4.300%(H)	25,000	528
Fifth Third Bancorp (B)
6.625%, ICE LIBOR USD 3 Month + 3.710%(B)(H)	80,000	2,122
First Republic Bank
4.000%(H)	100,000	2,028
Fulton Financial
5.125%(H)	10,000	235
Goldman Sachs Group (B)
5.500%, ICE LIBOR USD 3 Month + 3.640%(B)(H)	228,100	5,858
4.000%, ICE LIBOR USD 3 Month + 0.670%(B)(H)	30,599	694
KeyCorp (B)
6.125%, ICE LIBOR USD 3 Month + 3.892%(B)(H)	4,000	109
MetLife
5.625%(H)	23,691	615
4.750%(H)	193,891	4,648
Morgan Stanley (B)
7.125%, ICE LIBOR USD 3 Month + 4.320%(B)(H)	107,823	2,914
6.875%, ICE LIBOR USD 3 Month + 3.940%(B)(H)	53,657	1,450
4.000%, ICE LIBOR USD 3 Month + 0.700%(B)(H)	161,113	3,599
NY Community Bancorp (B)
6.375%, ICE LIBOR USD 3 Month + 3.821%(B)(H)	110,000	2,971
People's United Financial (B)
5.625%, ICE LIBOR USD 3 Month + 4.020%(B)(H)	34,498	900
PNC Financial Services Group (B)
6.125%, ICE LIBOR USD 3 Month + 4.067%(B)(H)	79,610	2,007
Regions Financial
6.375%, ICE LIBOR USD 3 Month + 3.536%(B)(H)	2,600	70
5.700%, ICE LIBOR USD 3 Month + 3.148%(B)(H)	16,000	428
4.450%(H)	49,094	1,091

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
RenaissanceRe Holdings
4.200%(H)	40,000	$858
State Street (B)
5.900%, ICE LIBOR USD 3 Month + 3.108%(B)(H)	114,090	2,950
Stifel Financial
4.500%(H)	37,500	784
SVB Financial Group
5.250%(H)	1,802	45
Synovus Financial (B)
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%(B)(H)	50,000	1,334
US Bancorp (B)
3.500%, ICE LIBOR USD 3 Month + 1.020%(B)(H)	11,270	651
Valley National Bancorp (B)
6.250%, ICE LIBOR USD 3 Month + 3.850%(B)(H)	73,487	1,942
Voya Financial (B)
5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210%(B)(H)	105,000	2,736
Webster Financial
6.500%(H)	36,337	921
5.250%(H)	42,731	1,014
Wells Fargo (B)
7.500%*(H)	1,468	1,985
6.625%, ICE LIBOR USD 3 Month + 3.690%(B)(H)	50,766	1,367
5.850%, ICE LIBOR USD 3 Month + 3.090%(B)(H)	120,000	3,065
5.625%(H)	5,000	127
Western Alliance Bancorp (B)
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452%(B)(H)	22,500	558

		60,504

Utilities — 0.2%
Alabama Power
5.000%(H)	9,000	227
Duke Energy
5.750%(H)	8,727	229
Enbridge
6.375%, ICE LIBOR USD 3 Month + 3.593%, 04/15/2078(B)	5,032	130
Entergy Texas
5.375%(H)	40,000	1,002
NSTAR Electric
4.780%(H)	10,708	1,091

		2,679

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2022

Tax-Advantaged Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Total Preferred Stock
(Cost $66,218) ($ Thousands)		$67,686

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	4,344,660	4,345

Total Cash Equivalent
(Cost $4,345) ($ Thousands)		4,345

Total Investments in Securities — 98.7%
(Cost $1,286,237) ($ Thousands)		$1,332,384

Percentages are based on Net Assets of $1,350,116 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2022.
†	Investment in Affiliated Security (see Note 4).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2022, the value of these securities amounted to $268,895 ($ Thousands), representing 19.9% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Zero coupon security.
(F)	Security is escrowed to maturity.
(G)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(H)	Perpetual security with no stated maturity date.
(I)	Interest rate represents the security's effective yield at the time of purchase.

AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AMT — Alternative Minimum Tax
BAM — Build America Mutual
Cl — Class
COP— Certificate of Participation
FGIC— Financial Guaranty Insurance Company

GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
NATL— National Public Finance Guarantee Corporation
PLC — Public Limited Company
RB — Revenue Bond
SAB— Special Assessment Bond
Ser — Series
TA — Tax Allocation
TRAN – Tax Revenue Anticipation Note
USD — U.S. Dollar
XLCA — XL Capital Assurance

The following is a list of the level of inputs used as of February 28, 2022 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	936,370	–	936,370
Corporate Obligations	–	225,097	–	225,097
U.S. Treasury Obligations	–	98,886	–	98,886
Preferred Stock	67,686	–	–	67,686
Cash Equivalent	4,345	–	–	4,345
Total Investments in Securities	72,031	1,260,353	–	1,332,384

For the period ended February 28, 2022, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2022 ($ Thousands):

Security Description	Value 8/31/21	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/22	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$6,114	$38,075	$(39,844)	$—	$—	$4,345	4,344,660	$-	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2022 (Unaudited)

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value †	$2,170,825		$1,243,588
Affiliated investment, at value ††	2,311		—
Cash and cash equivalents	10,003		16,630
Dividends and interest receivable	21,786		6,729
Receivable for fund shares sold	1,302		1,137
Prepaid expenses	60		43
Total Assets	2,206,287		1,268,127
Liabilities:
Payable for investment securities purchased	19,246		20,589
Payable for fund shares redeemed	2,390		2,384
Income distribution payable	383		78
Shareholder servicing fees payable	382		226
Investment advisory fees payable	323		189
Administration fees payable	279		210
Chief Compliance Officer fees payable	2		1
Trustees' fees payable	—		1
Accrued expense payable	280		192
Total Liabilities	23,285		23,870
Net Assets	$2,183,002		$1,244,257
† Cost of investments	$2,113,171		$1,249,813
†† Cost of affiliated investment	2,311		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$2,125,084		$1,253,925
Total distributable earnings/(loss)	57,918		(9,668)
Net Assets	$2,183,002		$1,244,257
Net Asset Value, Offering and Redemption Price Per Share — Class F	$11.72		$9.97
	($1,986,341,680 ÷ 169,451,578 shares	)	($1,178,453,024 ÷ 118,146,972 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.73		$9.97
	($196,660,665 ÷ 16,764,027 shares	)	($65,803,929 ÷ 6,599,387 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Seim-Annual Report / February 28, 2022

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$334,263		$80,860		$115,783		$160,000		$175,366		$1,328,039
—		634		1,181		1,064		1,224		4,345
352		20		20		20		20		5,261
3,730		743		1,076		1,853		2,082		13,525
287		5		52		24		43		4,498
10		4		4		5		5		40
338,642		82,266		118,116		162,966		178,740		1,355,708

—		—		—		—		—		2,923
342		264		141		120		36		1,138
51		12		16		30		24		584
36		9		14		16		20		221
62		17		21		29		37		379
48		13		17		24		25		225
—		—		—		—		—		1
—		—		—		—		—		1
24		7		9		11		12		120
563		322		218		230		154		5,592
$338,079		$81,944		$117,898		$162,736		$178,586		$1,350,116
$333,542		$80,518		$114,896		$158,678		$172,323		$1,281,892
—		634		1,181		1,064		1,224		4,345

$336,964		$81,614		$117,004		$161,382		$175,534		$1,300,870
1,115		330		894		1,354		3,052		49,246
$338,079		$81,944		$117,898		$162,736		$178,586		$1,350,116
$10.58		$10.43		$10.30		$10.50		$10.77		$10.23
($308,491,758 ÷ 29,171,287 shares	)	($81,008,134 ÷ 7,763,652 shares	)	($116,775,029 ÷ 11,342,660 shares	)	($141,396,675 ÷ 13,464,431 shares	)	($177,677,999 ÷ 16,499,378 shares	)	($1,156,381,667 ÷ 112,987,390 shares	)
$10.57		$10.42		$10.29		$10.49		$10.77		$10.23
($29,587,247 ÷ 2,799,201 shares	)	($936,190 ÷ 89,888 shares	)	($1,123,130 ÷ 109,105 shares	)	($21,339,050 ÷ 2,035,124 shares	)	($907,502 ÷ 84,261 shares	)	($193,734,281 ÷ 18,946,710 shares	)

SEI Tax Exempt Trust / Seim-Annual Report / February 28, 2022

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended February 28, 2022 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$28,931	$6,975
Dividend income	—	—
Income from Affiliated Investments(1)	—	—
Total Investment Income	28,931	6,975
Expenses:
Investment advisory fees	3,653	2,050
Shareholder servicing fees - Class F	2,527	1,470
Administration fees	2,106	1,242
Trustees' fees	22	13
Chief Compliance Officer fees	5	3
Pricing fees	71	34
Printing fees	59	33
Registration fees	56	39
Professional fees	53	33
Custodian/Wire Agent fees	23	15
Other expenses	18	12
Total Expenses	8,593	4,944
Less, waiver of:
Investment advisory fees	(1,524)	(823)
Administration fees	(314)	(279)
Shareholder servicing fees - Class F	—	—
Net Expenses	6,755	3,842
Net Investment Income	22,176	3,133
Net Realized Gain/(Loss) on:
Investments	1,321	(134)
Futures contracts	—	—
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(99,827)	(18,846)
Net Decrease in Net Assets Resulting from Operations	$(76,330)	$(15,847)

Amounts designated as "—" are $0 or have been rounded to $0.

(1) See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Seimi-Annual Report / February 28, 2022

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$3,511	$731	$1,294	$1,638	$1,885	$26,739
—	—	—	—	—	2,101
—	—	—	—	—	—
3,511	731	1,294	1,638	1,885	28,840

581	138	198	275	315	3,402
403	103	149	182	224	1,466
352	84	120	167	180	2,041
4	1	1	2	2	14
1	—	—	—	—	3
12	5	7	8	9	58
10	2	3	5	5	38
10	4	3	5	5	38
9	2	3	4	5	35
4	1	1	2	2	17
3	1	1	2	2	12
1,389	341	486	652	749	7,124

(161)	(29)	(60)	(84)	(74)	(910)
(28)	(8)	(7)	(10)	(17)	(573)
(161)	(41)	(59)	(73)	(90)	(12)
1,039	263	360	485	568	5,629
2,472	468	934	1,153	1,317	23,211

456	(1)	31	50	27	4,649
—	—	—	—	—	145

(17,326)	(3,930)	(5,065)	(7,215)	(8,324)	(77,529)
$(14,398)	$(3,463)	$(4,100)	$(6,012)	$(6,980)	$(49,524)

SEI Tax Exempt Trust / Seimi-Annual Report / February 28, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2022 (Unaudited) and the year ended August 31, 2021

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2021 to 2/28/2022	9/1/2020 to 8/31/2021	9/1/2021 to 2/28/2022	9/1/2020 to 8/31/2021
Operations:
Net investment income	$22,176	$45,541	$3,133	$9,860
Net realized gain/(loss) on investments	1,321	6,153	(134)	580
Net change in unrealized appreciation/(depreciation) on investments	(99,827)	29,926	(18,846)	(820)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(76,330)	81,620	(15,847)	9,620
Distributions:
Class F	(25,555)	(43,555)	(2,926)	(9,124)
Class Y	(2,690)	(4,221)	(239)	(634)
Total Distributions	(28,245)	(47,776)	(3,165)	(9,758)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	174,954	365,716	127,211	266,668
Reinvestment of dividends & distributions	22,439	38,297	2,488	7,713
Cost of shares redeemed	(149,487)	(273,226)	(122,249)	(305,725)
Net Increase/(Decrease) from Class F Transactions	47,906	130,787	7,450	(31,344)
Class Y:
Proceeds from shares issued	24,071	44,042	15,553	12,144
Reinvestment of dividends & distributions	2,436	3,774	202	516
Cost of shares redeemed	(9,826)	(16,605)	(11,734)	(13,365)
Net Increase/(Decrease) from Class Y Transactions	16,681	31,211	4,021	(705)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	64,587	161,998	11,471	(32,049)
Net Increase/(Decrease) in Net Assets	(39,988)	195,842	(7,541)	(32,187)
Net Assets:
Beginning of period	2,222,990	2,027,148	1,251,798	1,283,985
End of period	$2,183,002	$2,222,990	$1,244,257	$1,251,798

(1) See Note 8 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2021 to 2/28/2022	9/1/2020 to 8/31/2021	9/1/2021 to 2/28/2022	9/1/2020 to 8/31/2021	9/1/2021 to 2/28/2022	9/1/2020 to 8/31/2021	9/1/2021 to 2/28/2022	9/1/2020 to 8/31/2021

$2,472	$4,862	$468	$967	$934	$2,034	$1,153	$2,615
456	898	(1)	388	31	(7)	50	1,800
(17,326)	(1,208)	(3,930)	(539)	(5,065)	(320)	(7,215)	(281)
(14,398)	4,552	(3,463)	816	(4,100)	1,707	(6,012)	4,134

(3,098)	(5,411)	(841)	(1,291)	(938)	(2,084)	(2,438)	(2,982)
(305)	(526)	(10)	(18)	(9)	(22)	(374)	(386)
(3,403)	(5,937)	(851)	(1,309)	(947)	(2,106)	(2,812)	(3,368)

21,455	63,525	4,955	14,735	7,410	21,100	9,640	24,787
2,724	4,777	712	1,093	835	1,845	2,064	2,552
(28,400)	(42,480)	(4,375)	(7,394)	(8,205)	(14,655)	(10,572)	(42,480)
(4,221)	25,822	1,292	8,434	40	8,290	1,132	(15,141)

2,855	4,289	116	45	88	105	2,030	4,074
292	500	6	9	9	19	245	232
(1,678)	(1,704)	—	(167)	(4)	(137)	(583)	(1,605)
1,469	3,085	122	(113)	93	(13)	1,692	2,701
(2,752)	28,907	1,414	8,321	133	8,277	2,824	(12,440)
(20,553)	27,522	(2,900)	7,828	(4,914)	7,878	(6,000)	(11,674)

358,632	331,110	84,844	77,016	122,812	114,934	168,736	180,410
$338,079	$358,632	$81,944	$84,844	$117,898	$122,812	$162,736	$168,736

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2022 (Unaudited) and the year ended August 31, 2021

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2021 to 2/28/2022	9/1/2020 to 8/31/2021	9/1/2021 to 2/28/2022	9/1/2020 to 8/31/2021
Operations:
Net investment income	$1,317	$2,693	$23,211	$46,615
Net realized gain on investments and futures contracts	27	522	4,794	10,628
Net change in unrealized appreciation/(depreciation) on investments	(8,324)	(514)	(77,529)	55,084
Net Increase/(Decrease) in Net Assets Resulting from Operations	(6,980)	2,701	(49,524)	112,327
Distributions:
Class F	(1,574)	(3,387)	(28,094)	(45,862)
Class Y	(9)	(19)	(4,752)	(7,243)
Total Distributions	(1,583)	(3,406)	(32,846)	(53,105)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	12,082	28,449	91,096	160,958
Reinvestment of dividends & distributions	1,403	3,019	24,104	39,712
Cost of shares redeemed	(7,752)	(22,330)	(77,223)	(175,808)
Net Increase from Class F Transactions	5,733	9,138	37,977	24,862
Class Y:
Proceeds from shares issued	—	259	20,934	29,124
Reinvestment of dividends & distributions	8	19	3,953	6,287
Cost of shares redeemed	(8)	(243)	(4,893)	(15,258)
Net Increase from Class Y Transactions	N/A	35	19,994	20,153
Net Increase in Net Assets from Capital Share Transactions	5,733	9,173	57,971	45,015
Net Increase/(Decrease) in Net Assets	(2,830)	8,468	(24,399)	104,237
Net Assets:
Beginning of period	181,416	172,948	1,374,515	1,270,278
End of period	$178,586	$181,416	$1,350,116	$1,374,515

(1) See Note 8 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2022 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2022(1)	$12.29	$0.12	$(0.54)	$(0.42)	$(0.12)	$(0.03)	$(0.15)	$11.72	(3.43)%	$1,986,341	0.63%	0.80%	2.00%	7%
2021	12.09	0.26	0.22	0.48	(0.26)	(0.02)	(0.28)	12.29	3.98	2,033,780	0.63	0.80	2.15	11
2020	12.10	0.27	0.03	0.30	(0.28)	(0.03)	(0.31)	12.09	2.46	1,871,864	0.63	0.79	2.29	20
2019	11.49	0.28	0.62	0.90	(0.28)	(0.01)	(0.29)	12.10	7.98	1,973,701	0.63	0.80	2.44	17
2018	11.79	0.29	(0.30)	(0.01)	(0.29)	—	(0.29)	11.49	(0.10)	1,990,956	0.63	0.81	2.48	17
2017	12.01	0.28	(0.22)	0.06	(0.28)	— ^	(0.28)	11.79	0.59	1,834,913	0.63	0.83	2.43	12
Class Y
2022(1)	$12.30	$0.13	$(0.53)	$(0.40)	$(0.14)	$(0.03)	$(0.17)	$11.73	(3.31)%	$196,661	0.38%	0.55%	2.25%	7%
2021	12.10	0.29	0.22	0.51	(0.29)	(0.02)	(0.31)	12.30	4.23	189,210	0.38	0.55	2.40	11
2020	12.11	0.30	0.03	0.33	(0.31)	(0.03)	(0.34)	12.10	2.72	155,284	0.38	0.54	2.54	20
2019	11.49	0.31	0.63	0.94	(0.31)	(0.01)	(0.32)	12.11	8.34	164,523	0.38	0.55	2.67	17
2018	11.80	0.32	(0.31)	0.01	(0.32)	—	(0.32)	11.49	0.07	78,216	0.38	0.56	2.72	17
2017	12.01	0.31	(0.21)	0.10	(0.31)	— ^	(0.31)	11.80	0.92	80,618	0.38	0.58	2.70	12
Short Duration Municipal Fund
Class F
2022(1)	$10.13	$0.02	$(0.16)	$(0.14)	$(0.02)	$—	$(0.02)	$9.97	(1.34)%	$1,178,453	0.63%	0.81%	0.49%	15%
2021	10.13	0.08	—	0.08	(0.08)	—	(0.08)	10.13	0.77	1,188,974	0.63	0.81	0.77	30
2020	10.08	0.12	0.05	0.17	(0.12)	—	(0.12)	10.13	1.69	1,220,449	0.63	0.80	1.19	46
2019	10.00	0.13	0.08	0.21	(0.13)	—	(0.13)	10.08	2.15	1,246,219	0.63	0.81	1.33	53
2018	10.04	0.09	(0.04)	0.05	(0.09)	—	(0.09)	10.00	0.52	1,301,016	0.63	0.82	0.93	67
2017	10.05	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.04	0.47	1,325,339	0.63	0.83	0.57	69
Class Y
2022(1)	$10.12	$0.04	$(0.15)	$(0.11)	$(0.04)	$—	$(0.04)	$9.97	(1.13)%	$65,804	0.38%	0.56%	0.74%	15%
2021	10.12	0.10	—	0.10	(0.10)	—	(0.10)	10.12	1.01	62,824	0.38	0.56	1.02	30
2020	10.08	0.14	0.04	0.18	(0.14)	—	(0.14)	10.12	1.85	63,536	0.38	0.55	1.44	46
2019	10.00	0.16	0.08	0.24	(0.16)	—	(0.16)	10.08	2.41	61,889	0.38	0.56	1.58	53
2018	10.04	0.12	(0.04)	0.08	(0.12)	—	(0.12)	10.00	0.77	38,289	0.38	0.57	1.18	67
2017	10.05	0.08	(0.01)	0.07	(0.08)	—	(0.08)	10.04	0.72	37,153	0.38	0.58	0.83	69
California Municipal Bond Fund
Class F
2022(1)	$11.13	$0.08	$(0.52)	$(0.44)	$(0.08)	$(0.03)	$(0.11)	$10.58	(4.03)%	$308,492	0.60%	0.81%	1.39%	6%
2021	11.18	0.16	(0.01)	0.15	(0.16)	(0.04)	(0.20)	11.13	1.31	329,000	0.60	0.81	1.42	8
2020	11.14	0.18	0.08	0.26	(0.18)	(0.04)	(0.22)	11.18	2.39	304,436	0.60	0.81	1.62	12
2019	10.60	0.19	0.56	0.75	(0.19)	(0.02)	(0.21)	11.14	7.16	337,407	0.60	0.81	1.73	16
2018	10.95	0.18	(0.32)	(0.14)	(0.18)	(0.03)	(0.21)	10.60	(1.27)	335,652	0.60	0.81	1.73	19
2017	11.12	0.19	(0.14)	0.05	(0.19)	(0.03)	(0.22)	10.95	0.54	331,470	0.60	0.83	1.75	12
Class Y
2022(1)	$11.12	$0.08	$(0.51)	$(0.43)	$(0.09)	$(0.03)	$(0.12)	$10.57	(3.96)%	$29,587	0.45%	0.56%	1.54%	6%
2021	11.17	0.17	(0.01)	0.16	(0.17)	(0.04)	(0.21)	11.12	1.46	29,632	0.45	0.56	1.57	8
2020	11.14	0.19	0.07	0.26	(0.19)	(0.04)	(0.23)	11.17	2.45	26,674	0.45	0.56	1.77	12
2019	10.60	0.20	0.56	0.76	(0.20)	(0.02)	(0.22)	11.14	7.32	23,749	0.45	0.56	1.88	16
2018	10.95	0.20	(0.32)	(0.12)	(0.20)	(0.03)	(0.23)	10.60	(1.12)	23,330	0.45	0.56	1.88	19
2017	11.12	0.20	(0.14)	0.06	(0.20)	(0.03)	(0.23)	10.95	0.69	21,508	0.45	0.58	1.90	12
Massachusetts Municipal Bond Fund
Class F
2022(1)	$10.98	$0.06	$(0.50)	$(0.44)	$(0.06)	$(0.05)	$(0.11)	$10.43	(4.05)%	$81,008	0.63%	0.82%	1.12%	–%
2021	11.06	0.13	(0.03)	0.10	(0.13)	(0.05)	(0.18)	10.98	0.93	83,982	0.63	0.82	1.21	9
2020	10.96	0.16	0.14	0.30	(0.16)	(0.04)	(0.20)	11.06	2.79	76,035	0.63	0.80	1.47	16
2019	10.33	0.17	0.65	0.82	(0.17)	(0.02)	(0.19)	10.96	8.03	78,984	0.63	0.81	1.64	15
2018	10.76	0.17	(0.39)	(0.22)	(0.17)	(0.04)	(0.21)	10.33	(2.01)	76,303	0.63	0.82	1.66	13
2017	10.98	0.18	(0.16)	0.02	(0.18)	(0.06)	(0.24)	10.76	0.23	73,208	0.63	0.83	1.70	15
Class Y
2022(1)	$10.97	$0.07	$(0.50)	$(0.43)	$(0.07)	$(0.05)	$(0.12)	$10.42	(3.98)%	$936	0.48%	0.57%	1.27%	–%
2021	11.04	0.15	(0.02)	0.13	(0.15)	(0.05)	(0.20)	10.97	1.18	862	0.48	0.57	1.36	9
2020	10.95	0.18	0.13	0.31	(0.18)	(0.04)	(0.22)	11.04	2.86	981	0.48	0.55	1.63	16
2019	10.31	0.19	0.66	0.85	(0.19)	(0.02)	(0.21)	10.95	8.30	1,061	0.48	0.56	1.79	15
2018	10.74	0.19	(0.39)	(0.20)	(0.19)	(0.04)	(0.23)	10.31	(1.86)	1,026	0.48	0.57	1.81	13
2017	10.97	0.20	(0.17)	0.03	(0.20)	(0.06)	(0.26)	10.74	0.29	900	0.48	0.58	1.91	15

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2022 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2022(1)	$10.73	$0.08	$(0.43)	$(0.35)	$(0.08)	$—	$(0.08)	$10.30	(3.25)%	$116,775	0.60%	0.81%	1.55%	6%
2021	10.77	0.19	(0.03)	0.16	(0.19)	(0.01)	(0.20)	10.73	1.44	121,735	0.60	0.81	1.74	6
2020	10.75	0.20	0.03	0.23	(0.20)	(0.01)	(0.21)	10.77	2.22	113,839	0.60	0.81	1.89	9
2019	10.25	0.21	0.50	0.71	(0.21)	—	(0.21)	10.75	6.98	121,756	0.60	0.81	1.99	16
2018	10.53	0.20	(0.26)	(0.06)	(0.20)	(0.02)	(0.22)	10.25	(0.52)	121,473	0.60	0.81	1.97	10
2017	10.68	0.21	(0.14)	0.07	(0.21)	(0.01)	(0.22)	10.53	0.69	120,057	0.60	0.83	2.03	13
Class Y
2022(1)	$10.73	$0.09	$(0.44)	$(0.35)	$(0.09)	$—	$(0.09)	$10.29	(3.27)%	$1,123	0.45%	0.56%	1.70%	6%
2021	10.77	0.20	(0.03)	0.17	(0.20)	(0.01)	(0.21)	10.73	1.59	1,077	0.45	0.56	1.89	6
2020	10.75	0.22	0.03	0.25	(0.22)	(0.01)	(0.23)	10.77	2.38	1,095	0.45	0.56	2.04	9
2019	10.25	0.22	0.50	0.72	(0.22)	—	(0.22)	10.75	7.14	1,119	0.45	0.56	2.13	16
2018	10.53	0.22	(0.26)	(0.04)	(0.22)	(0.02)	(0.24)	10.25	(0.37)	324	0.45	0.56	2.12	10
2017	10.68	0.23	(0.14)	0.09	(0.23)	(0.01)	(0.24)	10.53	0.83	292	0.45	0.58	2.18	13
New York Municipal Bond Fund
Class F
2022(1)	$11.07	$0.07	$(0.46)	$(0.39)	$(0.07)	$(0.11)	$(0.18)	$10.50	(3.56)%	$141,397	0.60%	0.81%	1.37%	3%
2021	11.03	0.16	0.09	0.25	(0.16)	(0.05)	(0.21)	11.07	2.26	147,951	0.60	0.81	1.46	17
2020	11.10	0.18	(0.04)	0.14	(0.18)	(0.03)	(0.21)	11.03	1.29	162,405	0.60	0.80	1.62	8
2019	10.53	0.19	0.58	0.77	(0.19)	(0.01)	(0.20)	11.10	7.41	178,637	0.60	0.81	1.76	11
2018	10.92	0.19	(0.37)	(0.18)	(0.19)	(0.02)	(0.21)	10.53	(1.64)	184,157	0.60	0.82	1.78	15
2017	11.07	0.18	(0.12)	0.06	(0.18)	(0.03)	(0.21)	10.92	0.61	179,836	0.60	0.83	1.71	9
Class Y
2022(1)	$11.05	$0.08	$(0.45)	$(0.37)	$(0.08)	$(0.11)	$(0.19)	$10.49	(3.41)%	$21,339	0.45%	0.56%	1.52%	3%
2021	11.01	0.18	0.09	0.27	(0.18)	(0.05)	(0.23)	11.05	2.42	20,785	0.45	0.56	1.61	17
2020	11.08	0.19	(0.04)	0.15	(0.19)	(0.03)	(0.22)	11.01	1.44	18,005	0.45	0.55	1.78	8
2019	10.51	0.20	0.58	0.78	(0.20)	(0.01)	(0.21)	11.08	7.58	18,930	0.45	0.56	1.91	11
2018	10.91	0.20	(0.38)	(0.18)	(0.20)	(0.02)	(0.22)	10.51	(1.58)	17,930	0.45	0.57	1.93	15
2017	11.05	0.22	(0.13)	0.09	(0.20)	(0.03)	(0.23)	10.91	0.86	16,765	0.45	0.58	1.98	9
Pennsylvania Municipal Bond Fund
Class F
2022(1)	$11.29	$0.08	$(0.50)	$(0.42)	$(0.08)	$(0.02)	$(0.10)	$10.77	(3.77)%	$177,679	0.63%	0.83%	1.46%	3%
2021	11.34	0.17	—	0.17	(0.17)	(0.05)	(0.22)	11.29	1.53	180,465	0.63	0.83	1.54	7
2020	11.21	0.19	0.16	0.35	(0.19)	(0.03)	(0.22)	11.34	3.18	172,027	0.63	0.83	1.69	9
2019	10.54	0.20	0.68	0.88	(0.20)	(0.01)	(0.21)	11.21	8.41	179,432	0.63	0.83	1.86	14
2018	10.89	0.20	(0.35)	(0.15)	(0.20)	—	(0.20)	10.54	(1.41)	172,348	0.63	0.83	1.85	14
2017	10.99	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.89	0.93	158,784	0.63	0.84	1.84	14
Class Y
2022(1)	$11.29	$0.09	$(0.50)	$(0.41)	$(0.09)	$(0.02)	$(0.11)	$10.77	(3.70)%	$907	0.48%	0.58%	1.61%	3%
2021	11.34	0.19	—	0.19	(0.19)	(0.05)	(0.24)	11.29	1.67	951	0.48	0.58	1.69	7
2020	11.21	0.21	0.16	0.37	(0.21)	(0.03)	(0.24)	11.34	3.34	921	0.48	0.58	1.84	9
2019	10.53	0.22	0.69	0.91	(0.22)	(0.01)	(0.23)	11.21	8.67	795	0.48	0.58	2.01	14
2018	10.89	0.21	(0.36)	(0.15)	(0.21)	—	(0.21)	10.53	(1.36)	677	0.48	0.58	2.01	14
2017	10.99	0.22	(0.11)	0.11	(0.21)	—	(0.21)	10.89	1.08	358	0.48	0.59	2.04	14
Tax-Advantaged Income Fund
Class F
2022(1)	$10.87	$0.18	$(0.57)	$(0.39)	$(0.18)	$(0.07)	$(0.25)	$10.23	(3.62)%	$1,156,382	0.86%	1.08%	3.38%	7%
2021	10.39	0.38	0.52	0.90	(0.36)	(0.06)	(0.42)	10.87	8.93	1,189,304	0.86	1.08	3.53	17
2020	10.62	0.40	(0.09)	0.31	(0.40)	(0.14)	(0.54)	10.39	3.00	1,112,942	0.86	1.07	3.85	43
2019	10.32	0.43	0.36	0.79	(0.43)	(0.06)	(0.49)	10.62	7.90	1,172,233	0.86	1.08	4.24	40
2018	10.51	0.42	(0.14)	0.28	(0.41)	(0.06)	(0.47)	10.32	2.80	1,167,550	0.86	1.09	4.14	41
2017	10.70	0.44	(0.20)	0.24	(0.43)	—	(0.43)	10.51	2.37	1,108,396	0.86	1.09	4.22	52
Class Y
2022(1)	$10.86	$0.19	$(0.56)	$(0.37)	$(0.19)	$(0.07)	$(0.26)	$10.23	(3.41)%	$193,734	0.61%	0.83%	3.63%	7%
2021	10.38	0.40	0.53	0.93	(0.39)	(0.06)	(0.45)	10.86	9.20	185,211	0.61	0.83	3.78	17
2020	10.61	0.42	(0.09)	0.33	(0.42)	(0.14)	(0.56)	10.38	3.25	157,336	0.61	0.82	4.11	43
2019	10.31	0.46	0.35	0.81	(0.45)	(0.06)	(0.51)	10.61	8.17	151,621	0.61	0.83	4.49	40
2018	10.50	0.45	(0.14)	0.31	(0.44)	(0.06)	(0.50)	10.31	3.05	93,598	0.61	0.84	4.39	41
2017	10.69	0.46	(0.20)	0.26	(0.45)	—	(0.45)	10.50	2.63	79,823	0.61	0.84	4.47	52

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2022 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

*	Per share calculations were performed using average shares.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡

The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio. See Note 4.

^	Amount represents less than $0.01 per share.
(1)	For the six-month period ended February 28, 2022. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 28, 2022

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Funds are registered to offer up to two classes of shares: Class F and Class Y. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated committee. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are “not readily available” are determined to be unreliable or cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended; (ii) the security has been delisted from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2022

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2022, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of February 28, 2022, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. At February 28, 2022, the Funds did not own any swap agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to over-the counter (“OTC”) transactions, the Funds may enter into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close- out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds. The right of set-off exists in the event of default or other termination events. In the event of a default, the total market value exposure will be set-off against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Settlements of transactions, in the ordinary course of business, are not typically subject to net settlement.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

Discount and Premium Amortization — All amortization is calculated using the effective interest method. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. DERIVATIVE CONTRACTS

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2022

daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

As of February 28, 2022, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers, a series of
Macquarie Investment Management Business Trust
Insight North America LLC
Wellington Management Company LLP
Short Duration Municipal Fund
Allspring Global Investments, LLC
Neuberger Berman Investment Advisers LLC
Western Asset Management Company
California Municipal Bond Fund
Insight North America LLC
Massachusetts Municipal Bond Fund
Insight North America LLC
New Jersey Municipal Bond Fund
Insight North America LLC
New York Municipal Bond Fund
Insight North America LLC
Pennsylvania Municipal Bond Fund
Insight North America LLC
Tax-Advantaged Income Fund
Allspring Global Investments, LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the period ended February 28, 2022, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 28, 2022 and for the period then ended, the Trust has not participated in the Program.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the period ended February 28, 2022, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$217,866	$217,866
Sales	—	154,612	154,612
Short Duration Municipal Fund
Purchases	—	134,038	134,038
Sales	—	130,294	130,294
California Municipal Bond Fund
Purchases	—	23,570	23,570
Sales	—	21,260	21,260
Massachusetts Municipal Bond Fund
Purchases	—	3,274	3,274
Sales	—	82,066	82,066
New Jersey Municipal Bond Fund
Purchases	—	11,974	11,974
Sales	—	6,919	6,919
New York Municipal Bond Fund
Purchases	—	6,845	6,845
Sales	—	4,165	4,165
Pennsylvania Municipal Bond Fund
Purchases	—	13,833	13,833
Sales	—	5,291	5,291
Tax-Advantaged Income Fund
Purchases	—	88,962	88,962
Sales	—	78,987	78,987

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2022

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2022, the Funds did not incur any interest or penalties

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, and distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2021	$44,844	$36	$2,896	$47,776
	2020	48,395	34	4,386	52,815
Short Duration Municipal Fund	2021	9,718	40	—	9,758
	2020	15,561	25	—	15,586
California Municipal Bond Fund	2021	4,862	27	1,048	5,937
	2020	5,560	10	1,391	6,961
Massachusetts Municipal Bond Fund	2021	973	—	336	1,309
	2020	1,152	4	307	1,463
New Jersey Municipal Bond Fund	2021	2,041	—	65	2,106
	2020	2,222	58	112	2,392
New York Municipal Bond Fund	2021	2,609	112	647	3,368
	2020	3,072	6	545	3,623
Pennsylvania Municipal Bond Fund	2021	2,699	—	707	3,406
	2020	2,963	9	518	3,490
Tax-Advantaged Income Fund	2021	31,063	14,986	7,056	53,105
	2020	32,661	22,728	11,569	66,958

As of August 31, 2021 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$3,933	$1,671	$3,476	$—	$—	$157,363	$(3,950)	$162,493
Short Duration Municipal Fund	634	—	—	(3,351)	—	12,695	(634)	9,344
California Municipal Bond Fund	452	—	850	—	—	18,047	(433)	18,916
Massachusetts Municipal Bond Fund	86	—	372	—	—	4,272	(86)	4,644
New Jersey Municipal Bond Fund	178	—	—	—	(8)	5,952	(181)	5,941
New York Municipal Bond Fund	218	92	1,547	—	—	8,537	(216)	10,178
Pennsylvania Municipal Bond Fund	217	—	247	—	—	11,368	(217)	11,615
Tax-Advantaged Income Fund	2,092	1,519	6,894	—	—	124,558	(3,447)	131,616

Post-October losses represent losses realized on investment transactions from November 1, 2020 through August 31, 2021, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/21 ($ Thousands)
Short Duration Municipal Fund	$(333)	$(3,018)	$(3,351)

*During the year ended August 31, 2021, Short Duration Municipal Fund utilized $598,090 in capital loss carryforwards to offset capital gains.

At February 28, 2022, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$2,115,482	$78,737	$(21,083)	$57,654
Short Duration Municipal Fund	1,249,813	3,315	(9,540)	(6,225)
California Municipal Bond Fund	333,542	6,000	(5,279)	721
Massachusetts Municipal Bond Fund	81,152	1,533	(1,191)	342
New Jersey Municipal Bond Fund	116,077	2,327	(1,440)	887
New York Municipal Bond Fund	159,742	3,073	(1,751)	1,322
Pennsylvania Municipal Bond Fund	173,547	4,646	(1,603)	3,043
Tax-Advantaged Income Fund	1,286,237	93,625	(47,478)	46,147

7. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2022

natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund’s will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Funds nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Funds may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

February 28, 2022

8. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2021 to 02/28/2022	09/01/2020 to 08/31/2021	09/01/2021 to 02/28/2022	09/01/2020 to 08/31/2021	09/01/2021 to 02/28/2022	09/01/2020 to 08/31/2021
Shares Issued and Redeemed:
Class F:
Shares Issued	14,447	29,968	12,632	26,313	1,958	5,714
Shares Issued in Lieu of Dividends and Distributions	1,861	3,138	247	761	250	429
Redeemed	(12,384)	(22,406)	(12,139)	(30,165)	(2,608)	(3,814)
Total Class F Transactions	3,924	10,700	740	(3,091)	(400)	2,329
Class Y:
Shares Issued	1,989	3,605	1,543	1,199	260	385
Shares Issued in Lieu of Dividends and Distributions	202	309	20	51	27	45
Redeemed	(814)	(1,361)	(1,171)	(1,319)	(153)	(154)
Total Class Y Transactions	1,377	2,553	392	(69)	134	276
Increase (Decrease) in Share Transactions	5,301	13,253	1,132	(3,160)	(266)	2,605

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2021 to 02/28/2022	09/01/2020 to 08/31/2021	09/01/2021 to 02/28/2022	09/01/2020 to 08/31/2021	09/01/2021 to 02/28/2022	09/01/2020 to 08/31/2021
Shares Issued and Redeemed:
Class F:
Shares Issued	459	1,341	700	1,962	884	2,245
Shares Issued in Lieu of Dividends and Distributions	66	99	79	171	191	231
Redeemed	(407)	(670)	(777)	(1,360)	(975)	(3,841)
Total Class F Transactions	118	770	2	773	100	(1,365)
Class Y:
Shares Issued	10	4	7	10	186	369
Shares Issued in Lieu of Dividends and Distributions	1	1	1	2	23	22
Redeemed	—	(15)	1	(14)	(54)	(146)
Total Class Y Transactions	11	(10)	9	(2)	155	245
Increase (Decrease) in Share Transactions	129	760	11	771	255	(1,120)

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2021 to 02/28/2022	09/01/2020 to 08/31/2021	09/01/2021 to 02/28/2022	09/01/2020 to 08/31/2021
Shares Issued and Redeemed:
Class F:
Shares Issued	1,086	2,523	8,569	15,111
Shares Issued in Lieu of Dividends and Distributions	127	267	2,273	3,736
Redeemed	(698)	(1,974)	(7,273)	(16,593)
Total Class F Transactions	515	816	3,569	2,254
Class Y:
Shares Issued	—	23	1,981	2,737
Shares Issued in Lieu of Dividends and Distributions	1	2	373	592
Redeemed	(1)	(22)	(462)	(1,437)
Total Class Y Transactions	—	3	1,892	1,892
Increase in Share Transactions	515	819	5,461	4,146

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 28, 2022, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	94.53%
Class Y	74.41%
Short Duration Municipal Fund
Class F	96.63%
Class Y	64.62%
California Municipal Bond Fund
Class F	95.82%
Class Y	99.59%
Massachusetts Municipal Bond Fund
Class F	97.07%
Class Y	97.94%
New Jersey Municipal Bond Fund
Class F	96.96%
Class Y	34.27%
New York Municipal Bond Fund
Class F	95.80%
Class Y	93.62%
Pennsylvania Municipal Bond Fund
Class F	94.29%
Class Y	45.89%
Tax-Advantaged Income Fund
Class F	94.62%
Class Y	90.11%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of February 28, 2022.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

February 28, 2022

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2021 to February 28, 2022).

The following table illustrates your Fund’s costs in two ways:

●    Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

●    Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return
Class F	$1,000.00	$965.70	0.63%	$3.07
Class Y	1,000.00	966.90	0.38	1.85
Hypothetical 5% Return
Class F	$1,000.00	$1,021.67	0.63%	$3.16
Class Y	1,000.00	1,022.91	0.38	1.91
Short Duration Municipal Fund
Actual Fund Return
Class F	$1,000.00	$986.60	0.63%	$3.10
Class Y	1,000.00	988.70	0.38	1.87
Hypothetical 5% Return
Class F	$1,000.00	$1,021.67	0.63%	$3.16
Class Y	1,000.00	1,022.91	0.38	1.91
California Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$959.70	0.60%	$2.92
Class Y	1,000.00	960.40	0.45	2.19
Hypothetical 5% Return
Class F	$1,000.00	$1,021.82	0.60%	$3.01
Class Y	1,000.00	1,022.56	0.45	2.26

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$959.50	0.63%	$3.06
Class Y	1,000.00	960.20	0.48	2.33
Hypothetical 5% Return
Class F	$1,000.00	$1,021.67	0.63%	$3.16
Class Y	1,000.00	1,022.41	0.48	2.41
New Jersey Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$967.50	0.60%	$2.93
Class Y	1,000.00	967.30	0.45	2.20
Hypothetical 5% Return
Class F	$1,000.00	$1,021.82	0.60%	$3.01
Class Y	1,000.00	1,022.56	0.45	2.26
New York Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$964.40	0.60%	$2.92
Class Y	1,000.00	965.90	0.45	2.19
Hypothetical 5% Return
Class F	$1,000.00	$1,021.82	0.60%	$3.01
Class Y	1,000.00	1,022.56	0.45	2.26

SEI Tax Exempt Trust / Semi-Annual Report / Februrary 28, 2022

	Beginning Account Value 9/1/21	Ending Account Value 2/28/22	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$962.30	0.63%	$3.07
Class Y	1,000.00	963.00	0.48	2.34
Hypothetical 5% Return
Class F	$1,000.00	$1,021.67	0.63%	$3.16
Class Y	1,000.00	1,022.41	0.48	2.41
Tax-Advantaged Income Fund
Actual Fund Return
Class F	$1,000.00	$963.80	0.86%	$4.19
Class Y	1,000.00	965.90	0.61	2.97
Hypothetical 5% Return
Class F	$1,000.00	$1,020.53	0.86%	$4.31
Class Y	1,000.00	1,021.77	0.61	3.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Semi-Annual Report / Februrary 28, 2022

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SEI Tax Exempt Trust / Semi-Annual Report / Feburary 28, 2022

Robert A. Nesher, Chairman

Trustees

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

Aaron Buser

Vice President and Assistant Secretary

David F. McCann

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-090 (2/22)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, the Short Duration Municipal Fund, the California Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Tax-Advantaged Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 6, 2022

By	/s/ Ankit Puri
Ankit Puri, Controller & CFO

Date: May 6, 2022